UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007–June 30, 2007

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds®

> Semiannual Report

June 30, 2007

Vanguard® Tax-Managed Balanced Fund

Vanguard Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard Tax-Managed International Fund

>  For the six months ended June 30, 2007, returns for the Investor Shares of the Vanguard Tax-Managed Funds ranged from 3.8% for the Tax-Managed Balanced Fund to 10.9% for the Tax-Managed International Fund.

>  The financials sector, constituting a major weighting within all of the funds, restrained performance for all of the funds except the Tax-Managed International Fund.

>  During the fiscal half-year, international stocks provided the best performance.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Tax-Managed Balanced Fund	7
Tax-Managed Growth and Income Fund	15
Tax-Managed Capital Appreciation Fund	24
Tax-Managed Small-Cap Fund	33
Tax-Managed International Fund	41
About Your Fund’s Expenses	51
Trustees Approve Advisory Arrangement	53
Glossary	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed Balanced Fund	VTMFX	3.8%
Tax-Managed Balanced Composite Index[1]		3.7
Average Mixed-Asset Target Moderate Fund[2]		4.8

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	VTGIX	6.9%
Admiral™ Shares[3]	VTGLX	6.9
Institutional Shares[4]	VTMIX	6.9
S&P 500 Index		7.0
Average Large-Cap Core Fund[2]		6.9

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	VMCAX	7.8%
Admiral Shares[3]	VTCLX	7.8
Institutional Shares[4]	VTCIX	7.8
Russell 1000 Index		7.2
Average Multi-Cap Core Fund[2]		7.8

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	VTMSX	8.6%
Institutional Shares[4]	VTSIX	8.7
S&P SmallCap 600 Index		8.6
Average Small-Cap Core Fund[2]		8.3

Vanguard Tax-Managed International Fund
Investor Shares	VTMGX	10.9%
Institutional Shares[4]	VTMNX	11.0
MSCI® EAFE® Index		10.7
Average International Fund[2]		10.8

1  50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4  This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Chairman’s Letter

Dear Shareholder,

During the first six months of 2007 the stock market’s performance was marked by considerable volatility, but U.S. stocks recorded healthy gains nonetheless. Although mid-capitalization stocks outperformed overall, the best individual performers in the United States were the large-caps, while international equities continued to outpace their U.S. counterparts.

For the period, returns for the Vanguard Tax-Managed Funds’ Investor Shares ranged from 3.8% for the Tax-Managed Balanced Fund to 10.9% for the Tax-Managed International Fund Investor Shares. The Tax-Managed Balanced Fund, which has an income emphasis and holds half of its portfolio in tax-exempt bonds, ended the period with a yield of 2.7%.

The funds follow an indexing strategy, but their returns sometimes diverge from those of their benchmarks because of the funds’ tax-management mandates. During the past six months, however, the funds’ performances closely hewed to the returns of their respective benchmarks as well as to the average returns of their peer groups.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

Market Barometer
			Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

International stocks continued their outperformance

The six-month returns of the Vanguard Tax-Managed Funds were generally in line with those of the market segments they represent. The Tax-Managed Balanced Fund gained 3.8%, as bond returns for the period were decidedly modest. In the stock portion of the fund’s portfolio, healthy gains in the energy and information technology sectors were limited by a loss in the financials sector, which at an average weighting of 20% represented the fund’s largest sector exposure. The poor performance among financial stocks was due largely to the disarray in the subprime mortgage market,

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Tax-Managed Fund	Ratio
Balanced	0.12%
Average Mixed-Asset Target Moderate Fund	1.09
Growth and Income
Investor Shares	0.15%
Admiral Shares	0.10
Institutional Shares	0.07
Average Large-Cap Core Fund	1.35
Capital Appreciation
Investor Shares	0.15%
Admiral Shares	0.10
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.30
Small-Cap
Investor Shares	0.14%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.50
International
Investor Shares	0.17%
Institutional Shares	0.12
Average International Fund	1.57

1  Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

with stocks of many real estate firms and mortgage lenders experiencing a very difficult half-year.

Except for the Tax-Managed International Fund, returns for the other three, all-stock Vanguard Tax-Managed Funds followed a similar pattern—namely, gains in other sectors were somewhat checked by weakness in the financials sector. In both the Tax-Managed Capital Appreciation Fund (returning 7.8%) and the Tax-Managed Growth and Income Fund (+6.9%), strong performances in the energy and information technology sectors were suppressed by a negative performance in the financials sector, both funds’ largest sector holding. And in the Tax-Managed Small-Cap Fund, solid returns in the industrials, information technology, and health care sectors were checked by the modest performance of financial stocks—in particular, the fund’s bank, insurance, and real estate holdings.

The Tax-Managed International Fund’s Investor Shares returned 10.9%, reflecting both robust returns in developed markets and a weaker U.S. currency, which boosts gains for U.S. investors when foreign currencies are converted back into dollars. There, the materials and industrials sectors were the best performers, and the fund’s large exposure to financials also earned a positive return. The fund’s hefty exposure in Europe (representing nearly 70% of the fund’s weighting) posted double-digit gains, while returns from Pacific-region stocks were more modest for the period.

A balanced strategy positions you for the long term

As seasoned investors realize, there’s no way to know what will happen in the stock market tomorrow, much less next month or next year. What strategy should you follow when the markets remain uncertain?

As we often counsel, the best way to put together a long-term investment program is to select a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio is unlikely to deliver the best (or worst) short-term returns, but it helps you to reap the rewards of the markets’ highest-performing assets while muting the impact of the worst-performing ones.

Vanguard Tax-Managed Funds offer a way to diversify your holdings while also benefiting from a tax-sensitive approach. The funds also feature expense ratios that are among the lowest in the mutual fund industry.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 20, 2007

Your Fund’s Performance at a Glance
December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$20.02	$20.50	$0.270	$0.000
Growth and Income
Investor Shares	$30.87	$32.74	$0.250	$0.000
Admiral Shares	63.44	67.29	0.531	0.000
Institutional Shares	30.87	32.74	0.263	0.000
Capital Appreciation
Investor Shares	$33.62	$36.24	$0.007	$0.000
Admiral Shares	67.68	72.96	0.014	0.000
Institutional Shares	33.63	36.26	0.007	0.000
Small-Cap
Investor Shares	$25.72	$27.94	$0.004	$0.000
Institutional Shares	25.77	28.00	0.004	0.000
International
Investor Shares	$14.16	$15.70	$0.005	$0.000
Institutional Shares	14.17	15.72	0.005	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2007

Total Fund Characteristics

Yield	2.7%
Turnover Rate	5%[1]
Expense Ratio	0.12%[1]
Short-Term Reserves	0%

Equity Characteristics
	Comparative		Broad
	Fund	Index[2]	Index[3]
Number of Stocks	602	1,023	4,921
Median Market Cap	$40.2B	$40.6B	$32.6B
Price/Earnings Ratio	17.7x	17.7x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Dividend Yield	1.5%	1.7%	1.7%
Return on Equity	19.1%	18.9%	18.2%
Earnings Growth Rate	21.6%	20.9%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%

Sector Diversification (% of equity portfolio)
		Comparative	Broad
	Fund	Index[2]	Index[3]
Consumer Discretionary	12%	11%	12%
Consumer Staples	9	9	8
Energy	10	11	10
Financials	19	20	21
Health Care	12	11	11
Industrials	11	12	12
Information Technology	17	15	15
Materials	3	3	4
Telecommunication
Services	4	4	3
Utilities	3	4	4

Ten Largest Stocks[4] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	3.2%
General Electric Co.	industrial
	conglomerates	2.5
Citigroup, Inc.	diversified
	financial services	1.7
Microsoft Corp.	systems software	1.7
AT&T Inc.	integrated
	telecommunication
	services	1.6
Bank of America Corp.	diversified
	financial services	1.4
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Cisco Systems, Inc.	communications
	equipment	1.2
Chevron Corp.	integrated oil
	and gas	1.1
Top Ten		16.9%
Top Ten as % of Total Net Assets		8.1%

Equity Investment Focus

1 Annualized.
2 Russell 1000 Index.
3 Dow Jones Wilshire 5000 Index.
4 “Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Tax-Managed Balanced Fund

Total Fund Volatility Measures[1]
	Fund Versus	Fund Versus
	Composite Index[2]	Broad Index[3]
R-Squared	0.98	0.88
Beta	1.01	0.45

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[4]	Index[5]
Number of Bonds	142	4,309	41,563
Yield to Maturity	4.1%[6]	4.1%	4.3%
Average Coupon	5.1%	5.0%	5.0%
Average Effective
Maturity	6.2 years	6.9 years	13.2 years
Average Quality	AA+	AAA	AA+
Average Duration	4.9 years	5.2 years	6.7 years

Distribution by Credit Quality
(% of fixed income portfolio)

AAA	77%
AA	20
A	2
BBB	1

Distribution by Maturity
(% of fixed income portfolio)

Under 1 Year	6%
1–5 Years	37
5–10 Years	43
10–20 Years	14

Fixed Income Investment Focus

Largest State Concentrations[7]
(% of fixed income portfolio)

Ohio	10%
Texas	8
Massachusetts	7
New York	6
New Jersey	6
Florida	6
California	5
Michigan	5
Maryland	4
Pennsylvania	4
Top Ten	61%

Fund Asset Allocation

1  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 54 and 55.

2  50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3  Dow Jones Wilshire 5000 Index.

4  Lehman 7 Year Municipal Bond Index.

5  Lehman Municipal Bond Index.

6  Before expenses.

7  “Largest State Concentrations” figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods ended June 30, 2007

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Managed Balanced Fund	9/6/1994	11.94%	7.78%	3.96%	2.77%	6.73%
Fee-Adjusted Returns[3]		10.86	7.78	3.96	2.77	6.73

1  Six months ended June 30, 2007.

2  50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 12 for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Balanced Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	2,762
Interest	7,416
Total Income	10,178
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative	266
Marketing and Distribution	57
Shareholders’ Reports	8
Total Expenses	394
Net Investment Income	9,784
Realized Net Gain (Loss) on Investment Securities Sold	4,490
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,908
Net Increase (Decrease) in Net Assets Resulting from Operations	25,182

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,784	17,954
Realized Net Gain (Loss)	4,490	5,417
Change in Unrealized Appreciation (Depreciation)	10,908	31,865
Net Increase (Decrease) in Net Assets Resulting from Operations	25,182	55,236
Distributions
Net Investment Income	(9,141)	(17,991)
Realized Capital Gain	—	—
Total Distributions	(9,141)	(17,991)
Capital Share Transactions—Note E
Issued	41,752	54,013
Issued in Lieu of Cash Distributions	7,691	15,248
Redeemed[1]	(23,726)	(50,805)
Net Increase (Decrease) from Capital Share Transactions	25,717	18,456
Total Increase (Decrease)	41,758	55,701
Net Assets
Beginning of Period	662,160	606,459
End of Period[2]	703,918	662,160

1  Net of redemption fees of $61,000 and $164,000.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($192,000) and ($837,000).

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.02	$18.88	$18.49	$17.72	$15.54	$17.18
Investment Operations
Net Investment Income	.29	.54	.496	.48[1]	.42	.44
Net Realized and Unrealized
Gain (Loss) on Investments[2]	.46	1.15	.380	.77	2.20	(1.65)
Total from Investment Operations	.75	1.69	.876	1.25	2.62	(1.21)
Distributions
Dividends from Net Investment Income[3]	(.27)	(.55)	(.486)	(.48)	(.44)	(.43)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.27)	(.55)	(.486)	(.48)	(.44)	(.43)
Net Asset Value, End of Period	$20.50	$20.02	$18.88	$18.49	$17.72	$15.54

Total Return[4]	3.76%	9.09%	4.80%	7.16%	17.05%	–7.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$704	$662	$606	$561	$498	$416
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.12%	0.12%	0.12%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.87%*	2.84%	2.64%	2.70%[1]	2.58%	2.69%
Portfolio Turnover Rate	5%*	4%	10%	15%	16%	24%

1  Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.01, and $.01.

3  For tax purposes, nontaxable dividends represent 73%, 74%, 76%, 73%, 77%, and 82% of dividends from net investment income.

4  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $61,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $27,773,000 to offset future net capital gains of $2,594,000 through December 31, 2009, $15,836,000 through December 31, 2010, and $9,343,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $534,374,000. Net unrealized appreciation of investment securities for tax purposes was $164,828,000, consisting of unrealized gains of $168,802,000 on securities that had risen in value since their purchase and $3,974,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $51,319,000 of investment securities and sold $18,015,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	Shares	Shares
	(000)	(000)
Issued	2,050	2,805
Issued in Lieu of Cash Distributions	378	788
Redeemed	(1,166)	(2,640)
Net Increase (Decrease) in Shares Outstanding	1,262	953

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Tax-Managed Growth and Income Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	506	500	4,921
Median Market Cap	$59.9B	$59.9B	$32.6B
Price/Earnings Ratio	17.1x	17.1x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Yield		1.8%	1.7%
Investor Shares	1.7%
Admiral Shares	1.7%
Institutional Shares	1.8%
Return on Equity	19.4%	19.4%	18.2%
Earnings Growth Rate	20.9%	20.9%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.15%[3]
Admiral Shares	0.10%[3]
Institutional Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.97
Beta	1.00	0.91

Investment Focus

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10%	10%	12%
Consumer Staples	9	9	8
Energy	11	11	10
Financials	21	21	21
Health Care	12	12	11
Industrials	11	11	12
Information Technology	15	15	15
Materials	3	3	4
Telecommunication
Services	4	4	3
Utilities	4	4	4

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.5%
General Electric Co.	industrial
	conglomerates	3.0
AT&T Inc.	integrated
	telecommunication
	services	1.9
Citigroup, Inc.	diversified
	financial services	1.9
Microsoft Corp.	systems software	1.9
Bank of America Corp.	diversified
	financial services	1.6
The Procter & Gamble Co.	household products	1.4
American International
Group, Inc.	multi-line insurance	1.4
Chevron Corp.	integrated oil
	and gas	1.4
Pfizer Inc.	pharmaceuticals	1.3
Top Ten		19.3%

1  S&P 500 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 54 and 55.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Growth and Income Fund
Investor Shares	9/6/1994	20.46%	10.67%	7.13%
Fee-Adjusted Returns[2,3]		19.28	10.67	7.13
Admiral Shares	11/12/2001	20.52	10.73	7.31[4]
Fee-Adjusted Returns[2]		19.34	10.73	7.31[4]
Institutional Shares	3/4/1999	20.56	10.76	4.00[4]
Fee-Adjusted Returns[2]		19.37	10.76	4.00[4]

1  Six months ended June 30, 2007.

2  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 19–21 for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Growth and Income Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	30,366
Interest[1]	52
Total Income	30,418
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative
Investor Shares	465
Admiral Shares	742
Institutional Shares	88
Marketing and Distribution
Investor Shares	67
Admiral Shares	142
Institutional Shares	35
Custodian Fees	22
Shareholders’ Reports
Investor Shares	8
Admiral Shares	2
Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	1,671
Net Investment Income	28,747
Realized Net Gain (Loss) on Investment Securities Sold	11,618
Change in Unrealized Appreciation (Depreciation) of Investment Securities	176,619
Net Increase (Decrease) in Net Assets Resulting from Operations	216,984

1  Interest income from an affiliated company of the fund was $52,000.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,747	51,378
Realized Net Gain (Loss)	11,618	2,041
Change in Unrealized Appreciation (Depreciation)	176,619	368,009
Net Increase (Decrease) in Net Assets Resulting from Operations	216,984	421,428
Distributions
Net Investment Income
Investor Shares	(6,092)	(13,535)
Admiral Shares	(16,515)	(31,978)
Institutional Shares	(3,521)	(6,367)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(26,128)	(51,880)
Capital Share Transactions—Note E
Investor Shares	(45,024)	(122,838)
Admiral Shares	47,284	134,096
Institutional Shares	43,548	42,048
Net Increase (Decrease) from Capital Share Transactions	45,808	53,306
Total Increase (Decrease)	236,664	422,854
Net Assets
Beginning of Period	3,106,825	2,683,971
End of Period[1]	3,343,489	3,106,825

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,100,000) and ($3,721,000).

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.87	$27.15	$26.36	$24.23	$19.15	$24.93
Investment Operations
Net Investment Income	.28	.504	.467	.47[1]	.34	.313
Net Realized and Unrealized
Gain (Loss) on Investments[2]	1.84	3.727	.801	2.13	5.08	(5.768)
Total from Investment Operations	2.12	4.231	1.268	2.60	5.42	(5.455)
Distributions
Dividends from Net Investment Income	(.25)	(.511)	(.478)	(.47)	(.34)	(.325)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.25)	(.511)	(.478)	(.47)	(.34)	(.325)
Net Asset Value, End of Period	$32.74	$30.87	$27.15	$26.36	$24.23	$19.15

Total Return[3]	6.89%	15.73%	4.87%	10.83%	28.53%	–21.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$786	$784	$806	$1,395	$1,321	$1,077
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.14%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.75%*	1.77%	1.78%	1.89%[1]	1.63%	1.44%
Portfolio Turnover Rate	4%*	6%	10%	8%	5%	9%

1  Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.01, and $.03.

3  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Tax-Managed Growth and Income Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$63.44	$55.80	$54.17	$49.80	$39.35	$51.24
Investment Operations
Net Investment Income	.584	1.069	.989	.99[1]	.733	.673
Net Realized and Unrealized
Gain (Loss) on Investments[2]	3.797	7.648	1.645	4.37	10.443	(11.870)
Total from Investment Operations	4.381	8.717	2.634	5.36	11.176	(11.197)
Distributions
Dividends from Net Investment Income	(.531)	(1.077)	(1.004)	(.99)	(.726)	(.693)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.531)	(1.077)	(1.004)	(.99)	(.726)	(.693)
Net Asset Value, End of Period	$67.29	$63.44	$55.80	$54.17	$49.80	$39.35

Total Return[3]	6.93%	15.77%	4.93%	10.87%	28.64%	–21.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,101	$1,935	$1,575	$954	$777	$520
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.80%*	1.82%	1.82%	1.96%[1]	1.69%	1.52%
Portfolio Turnover Rate	4%*	6%	10%	8%	5%	9%

1  Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.01, $.01, $.02, $.02, and $.05.

3  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

*  Annualized.

Tax-Managed Growth and Income Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.87	$27.15	$26.36	$24.24	$19.15	$24.93
Investment Operations
Net Investment Income	.293	.527	.485	.479[1]	.369	.331
Net Realized and Unrealized
Gain (Loss) on Investments[2]	1.840	3.727	.801	2.130	5.080	(5.768)
Total from Investment Operations	2.133	4.254	1.286	2.609	5.449	(5.437)
Distributions
Dividends from Net Investment Income	(.263)	(.534)	(.496)	(.489)	(.359)	(.343)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.263)	(.534)	(.496)	(.489)	(.359)	(.343)
Net Asset Value, End of Period	$32.74	$30.87	$27.15	$26.36	$24.24	$19.15

Total Return[3]	6.93%	15.82%	4.94%	10.87%	28.69%	–21.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$457	$389	$303	$266	$217	$167
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.83%*	1.85%	1.85%	1.97%[1]	1.72%	1.54%
Portfolio Turnover Rate	4%*	6%	10%	8%	5%	9%

1  Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.01, and $.03.

3  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $297,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $442,807,000 to offset future net capital gains of $34,004,000 through December 31, 2008, $81,507,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,345,000 through December 31, 2013, and $1,431,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $2,009,714,000. Net unrealized appreciation of investment securities for tax purposes was $1,339,906,000, consisting of unrealized gains of $1,359,898,000 on securities that had risen in value since their purchase and $19,992,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $121,696,000 of investment securities and sold $67,646,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006

	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	42,321	1,334	70,085	2,458
Issued in Lieu of Cash Distributions	5,318	166	11,722	407
Redeemed[1]	(92,663)	(2,881)	(204,645)	(7,168)
Net Increase (Decrease)—Investor Shares	(45,024)	(1,381)	(122,838)	(4,303)
Admiral Shares
Issued	121,030	1,840	206,113	3,509
Issued in Lieu of Cash Distributions	13,078	199	25,316	426
Redeemed[1]	(86,824)	(1,318)	(97,333)	(1,661)
Net Increase (Decrease)—Admiral Shares	47,284	721	134,096	2,274
Institutional Shares
Issued	48,362	1,513	55,863	1,933
Issued in Lieu of Cash Distributions	2,558	80	4,524	157
Redeemed[1]	(7,372)	(225)	(18,339)	(662)
Net Increase (Decrease)—Institutional Shares	43,548	1,368	42,048	1,428

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Net of redemption fees for 2007 and 2006 of $160,000 and $423,000, respectively (fund totals).

Tax-Managed Capital Appreciation Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	650	1,023	4,921
Median Market Cap	$37.2B	$40.5B	$32.6B
Price/Earnings Ratio	17.9x	17.7x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Yield		1.7%	1.7%
Investor Shares	1.4%
Admiral Shares	1.5%
Institutional Shares	1.5%
Return on Equity	19.1%	18.9%	18.2%
Earnings Growth Rate	21.4%	20.9%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.15%[3]
Admiral Shares	0.10%[3]
Institutional Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.99
Beta	1.06	1.00

Investment Focus

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11%	11%	12%
Consumer Staples	9	9	8
Energy	10	11	10
Financials	20	20	21
Health Care	12	11	11
Industrials	11	12	12
Information Technology	16	15	15
Materials	3	3	4
Telecommunication
Services	4	4	3
Utilities	4	4	4

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.1%
General Electric Co.	industrial
	conglomerates	2.5
Microsoft Corp.	systems software	1.6
AT&T Inc.	integrated
	telecommunication
	services	1.6
Citigroup, Inc.	diversified
	financial services	1.6
Bank of America Corp.	diversified
	financial services	1.3
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Cisco Systems, Inc.	communications
	equipment	1.1
Pfizer Inc.	pharmaceuticals	1.1
Top Ten		16.4%

1  Russell 1000 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 54 and 55.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Capital Appreciation Fund
Investor Shares	9/6/1994	20.61%	11.81%	7.80%
Fee-Adjusted Returns[2,3]		19.42	11.81	7.80
Admiral Shares	11/12/2001	20.66	11.87	8.24[4]
Fee-Adjusted Returns[2]		19.47	11.87	8.24[4]
Institutional Shares	2/24/1999	20.69	11.91	4.91[4]
Fee-Adjusted Returns[2]		19.50	11.91	4.91[4]

1  Six months ended June 30, 2007.

2  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 28–30 for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Capital Appreciation Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	34,562
Interest[1]	80
Total Income	34,642
Expenses
The Vanguard Group—Note B
Investment Advisory Services	112
Management and Administrative
Investor Shares	502
Admiral Shares	1,165
Institutional Shares	59
Marketing and Distribution
Investor Shares	71
Admiral Shares	221
Institutional Shares	15
Custodian Fees	14
Shareholders’ Reports
Investor Shares	4
Admiral Shares	3
Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,168
Net Investment Income	32,474
Realized Net Gain (Loss) on Investment Securities Sold	41,614
Change in Unrealized Appreciation (Depreciation) of Investment Securities	241,622
Net Increase (Decrease) in Net Assets Resulting from Operations	315,710

1  Interest income from an affiliated company of the fund was $80,000.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,474	56,933
Realized Net Gain (Loss)	41,614	59,140
Change in Unrealized Appreciation (Depreciation)	241,622	385,292
Net Increase (Decrease) in Net Assets Resulting from Operations	315,710	501,365
Distributions
Net Investment Income
Investor Shares	(167)	(11,552)
Admiral Shares	(640)	(42,410)
Institutional Shares	(47)	(3,220)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(854)	(57,182)
Capital Share Transactions—Note E
Investor Shares	(72,995)	(124,968)
Admiral Shares	94,537	262,868
Institutional Shares	46,625	(10,718)
Net Increase (Decrease) from Capital Share Transactions	68,167	127,182
Total Increase (Decrease)	383,023	571,365
Net Assets
Beginning of Period	3,991,610	3,420,245
End of Period[1]	4,374,633	3,991,610

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $27,673,000 and ($3,947,000).

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$33.62	$29.80	$28.05	$25.43	$19.49	$25.73
Investment Operations
Net Investment Income	.261	.471	.352	.365[1]	.238	.196
Net Realized and Unrealized
Gain (Loss) on Investments[2]	2.366	3.821	1.752	2.622	5.940	(6.231)
Total from Investment Operations	2.627	4.292	2.104	2.987	6.178	(6.035)
Distributions
Dividends from Net Investment Income	(.007)	(.472)	(.354)	(.367)	(.238)	(.205)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.472)	(.354)	(.367)	(.238)	(.205)
Net Asset Value, End of Period	$36.24	$33.62	$29.80	$28.05	$25.43	$19.49

Total Return[3]	7.81%	14.40%	7.49%	11.75%	31.72%	–23.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$823	$832	$857	$1,596	$1,466	$1,154
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.14%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.51%*	1.51%	1.25%	1.40%[1]	1.09%	0.87%
Portfolio Turnover Rate	4%*	5%	8%	5%	11%	10%

1  Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.01, and $.02.

3  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Tax-Managed Capital Appreciation Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$67.68	$60.00	$56.46	$51.20	$39.24	$51.79
Investment Operations
Net Investment Income	.545	.99	.729	.762[1]	.51	.42
Net Realized and Unrealized
Gain (Loss) on Investments[2]	4.749	7.68	3.543	5.263	11.96	(12.53)
Total from Investment Operations	5.294	8.67	4.272	6.025	12.47	(12.11)
Distributions
Dividends from Net Investment Income	(.014)	(.99)	(.732)	(.765)	(.51)	(.44)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.99)	(.732)	(.765)	(.51)	(.44)
Net Asset Value, End of Period	$72.96	$67.68	$60.00	$56.46	$51.20	$39.24

Total Return[3]	7.82%	14.44%	7.56%	11.77%	31.80%	–23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,269	$2,941	$2,360	$1,397	$1,103	$741
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.56%*	1.56%	1.29%	1.47%[1]	1.16%	0.95%
Portfolio Turnover Rate	4%*	5%	8%	5%	11%	10%

1  Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.02, and $.03.

3  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

*  Annualized.

Tax-Managed Capital Appreciation Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$33.63	$29.81	$28.05	$25.44	$19.49	$25.73
Investment Operations
Net Investment Income	.271	.50	.384	.375[1]	.267	.216
Net Realized and Unrealized
Gain (Loss) on Investments[2]	2.366	3.82	1.752	2.622	5.940	(6.231)
Total from Investment Operations	2.637	4.32	2.136	2.997	6.207	(6.015)
Distributions
Dividends from Net Investment Income	(.007)	(.50)	(.376)	(.387)	(.257)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.50)	(.376)	(.387)	(.257)	(.225)
Net Asset Value, End of Period	$36.26	$33.63	$29.81	$28.05	$25.44	$19.49

Total Return[3]	7.84%	14.49%	7.61%	11.78%	31.87%	–23.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$283	$218	$204	$102	$104	$106
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.59%*	1.59%	1.32%	1.47%[1]	1.17%	0.98%
Portfolio Turnover Rate	4%*	5%	8%	5%	11%	10%

1  Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.00, $.00, $.01, $.01, and $.02.

3  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $387,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $509,348,000 to offset future net capital gains of $239,522,000 through December 31, 2009, $106,018,000 through December 31, 2010, and $163,808,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $2,407,149,000. Net unrealized appreciation of investment securities for tax purposes was $1,967,440,000, consisting of unrealized gains of $1,990,902,000 on securities that had risen in value since their purchase and $23,462,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $194,587,000 of investment securities and sold $92,720,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006

	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	53,555	1,533	85,007	2,726
Issued in Lieu of Cash Distributions	149	4	10,331	306
Redeemed[1]	(126,699)	(3,585)	(220,306)	(7,022)
Net Increase (Decrease)—Investor Shares	(72,995)	(2,048)	(124,968)	(3,990)
Admiral Shares
Issued	203,963	2,890	357,983	5,676
Issued in Lieu of Cash Distributions	502	7	34,083	502
Redeemed[1]	(109,928)	(1,551)	(129,198)	(2,054)
Net Increase (Decrease)—Admiral Shares	94,537	1,346	262,868	4,124
Institutional Shares
Issued	53,327	1,508	15,940	515
Issued in Lieu of Cash Distributions	25	1	1,584	47
Redeemed[1]	(6,727)	(191)	(28,242)	(910)
Net Increase (Decrease)—Institutional Shares	46,625	1,318	(10,718)	(348)

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Net of redemption fees for 2007 and 2006 of $181,000 and $468,000, respectively (fund totals).

Tax-Managed Small-Cap Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Stocks	592	600	4,921
Median Market Cap	$1.4B	$1.4B	$32.6B
Price/Earnings Ratio	21.3x	21.4x	18.2x
Price/Book Ratio	2.4x	2.4x	2.9x
Yield		0.9%	1.7%
Investor Shares	0.7%
Institutional Shares	0.8%
Return on Equity	13.6%	13.5%	18.2%
Earnings Growth Rate	20.1%	19.6%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	44%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.14%[3]
Institutional Shares	0.09%[3]
Short-Term Reserves	0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.81
Beta	1.00	1.41

Investment Focus

Tax-Managed Small-Cap Fund

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	16%	12%
Consumer Staples	4	4	8
Energy	6	6	10
Financials	15	16	21
Health Care	11	12	11
Industrials	20	19	12
Information Technology	17	17	15
Materials	6	5	4
Telecommunication
Services	0	0	3
Utilities	5	5	4

Ten Largest Holdings[5] (% of total net assets)

The Manitowoc Co., Inc.	construction and
	farm machinery
	and heavy trucks	0.8%
Energen Corp.	gas utilities	0.7
Trimble Navigation Ltd.	electronic
	manufacturing
	services	0.6
Shaw Group, Inc.	construction and
	engineering	0.6
Helix Energy	oil and gas
Solutions Group, Inc.	exploration and
	production	0.6
Cabot Oil & Gas Corp.	oil and gas
	exploration and
	production	0.6
Southern Union Co.	gas utilities	0.6
Varian Semiconductor	semiconductor
Equipment Associates, Inc.	equipment	0.6
Chaparral Steel Co.	steel	0.6
Carpenter
Technology Corp.	steel	0.6
Top Ten		6.3%

1  S&P SmallCap 600 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 54 and 55.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): March 25, 1999–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007
				Since
	Inception Date	One Year	Five Years	Inception
Tax-Managed Small-Cap Fund
Investor Shares	3/25/1999	15.56%	14.20%	13.93%
Fee-Adjusted Returns[2,3]		14.41	14.20	13.93
Institutional Shares	4/21/1999	15.62	14.27	13.17
Fee-Adjusted Returns[2]		14.48	14.27	13.17

1  Six months ended June 30, 2007.

2  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 37 and 38 for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Small-Cap Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends[1]	11,192
Interest[1]	120
Total Income	11,312
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative
Investor Shares	987
Institutional Shares	37
Marketing and Distribution
Investor Shares	163
Institutional Shares	18
Custodian Fees	35
Shareholders’ Reports
Investor Shares	9
Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,329
Expenses Paid Indirectly—Note C	(12)
Net Expenses	1,317
Net Investment Income	9,995
Realized Net Gain (Loss) on Investment Securities Sold[1]	71,607
Change in Unrealized Appreciation (Depreciation) of Investment Securities	84,496
Net Increase (Decrease) in Net Assets Resulting from Operations	166,098

1  Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $120,000, and ($2,639,000), respectively.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,995	13,729
Realized Net Gain (Loss)	71,607	64,295
Change in Unrealized Appreciation (Depreciation)	84,496	146,889
Net Increase (Decrease) in Net Assets Resulting from Operations	166,098	224,913
Distributions
Net Investment Income
Investor Shares	(279)	(13,148)
Institutional Shares	(20)	(940)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(299)	(14,088)
Capital Share Transactions—Note F
Investor Shares	21,793	100,595
Institutional Shares	31,226	20,689
Net Increase (Decrease) from Capital Share Transactions	53,019	121,284
Total Increase (Decrease)	218,818	332,109
Net Assets
Beginning of Period	1,883,302	1,551,193
End of Period[1]	2,102,120	1,883,302

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $8,047,000 and ($1,649,000).

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$25.72	$22.70	$21.25	$17.44	$12.67	$14.92
Investment Operations
Net Investment Income	.132	.191	.193	.172	.109	.092
Net Realized and Unrealized
Gain (Loss) on Investments[1]	2.092	3.023	1.454	3.811	4.770	(2.247)
Total from Investment Operations	2.224	3.214	1.647	3.983	4.879	(2.155)
Distributions
Dividends from Net Investment Income	(.004)	(.194)	(.197)	(.173)	(.109)	(.095)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.194)	(.197)	(.173)	(.109)	(.095)
Net Asset Value, End of Period	$27.94	$25.72	$22.70	$21.25	$17.44	$12.67

Total Return[2]	8.65%	14.15%	7.74%	22.84%	38.51%	–14.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,932	$1,756	$1,458	$1,282	$929	$601
Ratio of Total Expenses to
Average Net Assets	0.14%*	0.14%	0.14%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.00%*	0.78%	0.92%	0.96%	0.77%	0.68%
Portfolio Turnover Rate[3]	44%*	42%	20%	19%	21%	21%

1  Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.

2  Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*  Annualized.

Tax-Managed Small-Cap Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$25.77	$22.74	$21.28	$17.47	$12.68	$14.92
Investment Operations
Net Investment Income	.142	.209	.213	.178	.134	.105
Net Realized and Unrealized
Gain (Loss) on Investments[1]	2.092	3.028	1.454	3.811	4.770	(2.247)
Total from Investment Operations	2.234	3.237	1.667	3.989	4.904	(2.142)
Distributions
Dividends from Net Investment Income	(.004)	(.207)	(.207)	(.179)	(.114)	(.098)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.207)	(.207)	(.179)	(.114)	(.098)
Net Asset Value, End of Period	$28.00	$25.77	$22.74	$21.28	$17.47	$12.68

Total Return[2]	8.67%	14.23%	7.82%	22.83%	38.68%	–14.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$128	$94	$15	$12	$29
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.05%*	0.83%	0.97%	1.01%	0.84%	0.74%
Portfolio Turnover Rate[3]	44%*	42%	20%	19%	21%	21%

1  Includes increases from redemption fees of $.00, $.01, $.00, $.01, $.01, and $.01.

2  Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $186,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $12,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $41,928,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $2,167,000 to offset future net capital gains through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $1,310,678,000. Net unrealized appreciation of investment securities for tax purposes was $791,312,000, consisting of unrealized gains of $802,895,000 on securities that had risen in value since their purchase and $11,583,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2007, the fund purchased $566,542,000 of investment securities and sold $511,416,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006

	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	184,924	6,962	285,353	11,437
Issued in Lieu of Cash Distributions	224	8	10,601	409
Redeemed[1]	(163,355)	(6,084)	(195,359)	(7,809)
Net Increase (Decrease)—Investor Shares	21,793	886	100,595	4,037
Institutional Shares
Issued	31,316	1,139	59,307	2,411
Issued in Lieu of Cash Distributions	10	—	450	17
Redeemed[1]	(100)	(4)	(39,068)	(1,594)
Net Increase (Decrease)—Institutional Shares	31,226	1,135	20,689	834

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Net of redemption fees for 2007 and 2006 of $217,000 and $599,000, respectively (fund totals).

Tax-Managed International Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,124	1,145	2,084
Turnover Rate	4%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.17%[3]
Institutional Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.96
Beta	1.00	0.91

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	11%	11%
Consumer Staples	8	8	7
Energy	8	9	10
Financials	28	26	26
Health Care	6	7	7
Industrials	12	12	11
Information Technology	6	9	9
Materials	10	8	9
Telecommunication
Services	5	5	6
Utilities	5	5	4

Ten Largest Holdings[5] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.9%
BP PLC	integrated oil
	and gas	1.7
HSBC Holdings PLC	diversified banks	1.5
Vodafone Group PLC	wireless
	telecommunication
	services	1.3
Total SA	integrated oil
	and gas	1.3
Toyota Motor Corp.	automobile
	manufacturers	1.2
Nestle SA (Registered)	packaged foods
	and meats	1.1
GlaxoSmithKline PLC	pharmaceuticals	1.1
Novartis AG (Registered)	pharmaceuticals	0.9
Roche Holdings AG	pharmaceuticals	0.9
Top Ten		12.9%

Fund Allocation by Region

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 54 and 55.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Tax-Managed International Fund

Market Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	23%	23%	18%
France	10	10	8
Germany	8	8	7
Switzerland	6	7	5
Netherlands	4	3	3
Spain	4	4	3
Italy	4	4	3
Sweden	3	3	2
Finland	2	2	1
Belgium	1	1	1
Norway	1	1	1
Denmark	1	1	1
Ireland	1	1	1
Greece	1	1	1
Austria	1	1	0
Subtotal	70%	70%	55%
Pacific
Japan	21%	21%	17%
Australia	6	6	5
Hong Kong	2	2	1
Singapore	1	1	1
Subtotal	30%	30%	24%
Emerging Markets
Combined	0%	—	15%
North America
Canada	0%	—	6%

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): August 17, 1999–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007
				Since
	Inception Date	One Year	Five Years	Inception
Tax-Managed International Fund
Investor Shares	8/17/1999	26.96%	17.76%	7.74%
Fee-Adjusted Returns[2,3]		25.71	17.76	7.74
Institutional Shares	1/4/2001	27.08	17.88	9.11
Fee-Adjusted Returns[2]		25.83	17.88	9.11

1  Six months ended June 30, 2007.

2  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 46 and 47 for dividend and capital gains information.

Tax-Managed International Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed International Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends[1]	40,167
Interest[2]	41
Total Income	40,208
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative
Investor Shares	1,021
Institutional Shares	103
Marketing and Distribution
Investor Shares	141
Institutional Shares	21
Custodian Fees	278
Shareholders’ Reports
Investor Shares	6
Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,650
Net Investment Income	38,558
Realized Net Gain (Loss)
Investment Securities Sold	9,134
Foreign Currencies	205
Realized Net Gain (Loss)	9,339
Change in Unrealized Appreciation (Depreciation)
Investment Securities	168,726
Foreign Currencies	103
Change in Unrealized Appreciation (Depreciation)	168,829
Net Increase (Decrease) in Net Assets Resulting from Operations	216,726

1  Dividends are net of foreign withholding taxes of $3,904,000.

2  Interest income from an affiliated company of the fund was $41,000.

Tax-Managed International Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,558	43,196
Realized Net Gain (Loss)	9,339	6,699
Change in Unrealized Appreciation (Depreciation)	168,829	322,660
Net Increase (Decrease) in Net Assets Resulting from Operations	216,726	372,555
Distributions
Net Investment Income
Investor Shares	(601)	(37,760)
Institutional Shares	(97)	(6,145)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(698)	(43,905)
Capital Share Transactions—Note E
Investor Shares	123,867	223,171
Institutional Shares	66,453	18,341
Net Increase (Decrease) from Capital Share Transactions	190,320	241,512
Total Increase (Decrease)	406,348	570,162
Net Assets
Beginning of Period	1,882,621	1,312,459
End of Period[1]	2,288,969	1,882,621

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $37,552,000 and ($559,000).

Tax-Managed International Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.16	$11.48	$10.33	$8.76	$6.43	$7.79
Investment Operations
Net Investment Income	.264	.331	.246	.201	.158	.14
Net Realized and Unrealized
Gain (Loss) on Investments[1]	1.281	2.685	1.161	1.571	2.325	(1.36)
Total from Investment Operations	1.545	3.016	1.407	1.772	2.483	(1.22)
Distributions
Dividends from Net Investment Income	(.005)	(.336)	(.257)	(.202)	(.153)	(.14)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.336)	(.257)	(.202)	(.153)	(.14)
Net Asset Value, End of Period	$15.70	$14.16	$11.48	$10.33	$8.76	$6.43

Total Return[2]	10.91%	26.27%	13.60%	20.25%	38.67%	–15.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,934	$1,624	$1,119	$825	$514	$334
Ratio of Total Expenses to
Average Net Assets	0.17%*	0.20%	0.20%	0.23%	0.28%	0.31%
Ratio of Net Investment Income to
Average Net Assets	3.69%*	2.70%	2.50%	2.34%	2.33%	2.04%
Portfolio Turnover Rate	4%*	4%	5%	5%	9%	7%

1  Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.01, and $.01.

2  Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. Total returns do not include the account service fee that may be applicable to cetain accounts with balances below $10,000.

*  Annualized.

Tax-Managed International Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.17	$11.48	$10.33	$8.77	$6.43	$7.79
Investment Operations
Net Investment Income	.274	.348	.253	.198	.17	.148
Net Realized and Unrealized
Gain (Loss) on Investments[1]	1.281	2.685	1.161	1.571	2.33	(1.361)
Total from Investment Operations	1.555	3.033	1.414	1.769	2.50	(1.213)
Distributions
Dividends from Net Investment Income	(.005)	(.343)	(.264)	(.209)	(.16)	(.147)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.343)	(.264)	(.209)	(.16)	(.147)
Net Asset Value, End of Period	$15.72	$14.17	$11.48	$10.33	$8.77	$6.43

Total Return[2]	10.98%	26.42%	13.66%	20.19%	38.94%	–15.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$355	$258	$193	$143	$102	$47
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.14%	0.14%	0.15%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.74%*	2.76%	2.56%	2.42%	2.44%	2.16%
Portfolio Turnover Rate	4%*	4%	5%	5%	9%	7%

1  Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01.

2  Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $197,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized net foreign currency gains of $205,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2007, the fund realized gains on the sale of passive foreign investment companies of $46,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $71,783,000 to offset future net capital gains of $2,247,000 through December 31, 2009, $37,123,000 through December 31, 2010, $27,239,000 through December 31, 2011, and $5,174,000 through December 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $1,483,538,000. Net unrealized appreciation of investment securities for tax purposes was $798,299,000, consisting of unrealized gains of $813,090,000 on securities that had risen in value since their purchase and $14,791,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed International Fund

D. During the six months ended June 30, 2007, the fund purchased $262,230,000 of investment securities and sold $39,661,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

55

Tax-Managed International Fund

	Six Months Ended June 30, 2007		Year Ended
			December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	182,668	12,303	251,022	19,618
Issued in Lieu of Cash Distributions	483	33	30,239	2,133
Redeemed[1]	(59,284)	(3,937)	(58,090)	(4,528)
Net Increase (Decrease)—Investor Shares	123,867	8,399	223,171	17,223
Institutional Shares
Issued	66,774	4,408	15,987	1,240
Issued in Lieu of Cash Distributions	72	5	4,453	314
Redeemed[1]	(393)	(26)	(2,099)	(156)
Net Increase (Decrease)—Institutional Shares	66,453	4,387	18,341	1,398

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Net of redemption fees for 2007 and 2006 of $237,000 and $290,000, respectively (fund totals).

56

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 52 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include any account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

57

Six Months Ended June 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	12/31/2006	6/30/2007	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$1,037.62	$0.61
Growth and Income
Investor Shares	$1,000.00	$1,068.88	$0.77
Admiral Shares	1,000.00	1,069.27	0.51
Institutional Shares	1,000.00	1,069.31	0.36
Capital Appreciation
Investor Shares	$1,000.00	$1,078.15	$0.77
Admiral Shares	1,000.00	1,078.23	0.52
Institutional Shares	1,000.00	1,078.42	0.36
Small-Cap
Investor Shares	$1,000.00	$1,086.48	$0.72
Institutional Shares	1,000.00	1,086.70	0.47
International
Investor Shares	$1,000.00	$1,109.13	$0.89
Institutional Shares	1,000.00	1,109.76	0.63
Based on Hypothetical 5% Return
Balanced	$1,000.00	$1,024.20	$0.60
Growth and Income
Investor Shares	$1,000.00	$1,024.05	$0.75
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Capital Appreciation
Investor Shares	$1,000.00	$1,024.05	$0.75
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Small-Cap
Investor Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.35	0.45
International
Investor Shares	$1,000.00	$1,023.95	$0.85
Institutional Shares	1,000.00	1,024.20	0.60

1  The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth & Income Fund, 0.15% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.15% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.14% for Investor Shares and 0.09% for Institutional Shares; for the Tax-Managed International Fund, 0.17% for Investor Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

58

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Tax-Managed Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

59

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition on the next page). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

60

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

61

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard Tax-Managed Funds, Admiral,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard’s proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund’s current prospectus.	and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082007

Tax-Managed Balanced Fund

Vanguard Tax-Managed Funds®

Statement of Net Assets (unaudited)

As of June 30, 2007

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Managed Balanced Fund	2
Tax-Managed Growth and Income Fund	24
Tax-Managed Capital Appreciation Fund	38
Tax-Managed Small-Cap Fund	55
Tax-Managed International Fund	70

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
Common Stock (48.2%)
Consumer Discretionary (5.6%)
	Time Warner, Inc.	94,940	1,998
	Home Depot, Inc.	46,700	1,838
	The Walt Disney Co.	51,050	1,743
*	Comcast Corp. Class A	58,549	1,646
	McDonald’s Corp.	31,209	1,584
	Target Corp.	22,700	1,444
	News Corp., Class A	61,300	1,300
	Lowe’s Cos., Inc.	40,800	1,252
*	Viacom Inc. Class B	19,058	793
	NIKE, Inc. Class B	11,400	665
	CBS Corp.	19,058	635
	Yum! Brands, Inc.	18,600	609
*	Coach, Inc.	12,800	607
*	Starbucks Corp.	22,800	598
	Staples, Inc.	24,355	578
*	Kohl’s Corp.	7,800	554
	Harrah’s Entertainment, Inc.	6,382	544
	Harley-Davidson, Inc.	8,900	531
	Starwood Hotels &
	Resorts Worldwide, Inc.	7,801	523
	Best Buy Co., Inc.	10,875	508
	Hilton Hotels Corp.	15,079	505
	Marriott International, Inc.
	Class A	11,600	502
*	Amazon.com, Inc.	7,300	499
	Macy’s Inc.	12,400	493
	International
	Game Technology	11,600	461
	Nordstrom, Inc.	9,000	460
*	Sears Holdings Corp.	2,700	458
*	MGM Mirage, Inc.	5,428	448
*	Liberty Media Corp.
	–Interactive Series A	19,207	429
*	Liberty Media Corp.
	–Capital Series A	3,612	425
	Mattel, Inc.	16,080	407
*	EchoStar
	Communications Corp.
	Class A	9,057	393
	Tiffany & Co.	7,400	393
	Ford Motor Co.	40,200	379
*	Bed Bath & Beyond, Inc.	10,500	378
	The Gap, Inc.	19,725	377

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	AutoZone Inc.	2,700	369
*	Cablevision Systems
	NY Group Class A	9,894	358
	Virgin Media Inc.	14,542	354
	Omnicom Group Inc.	6,600	349
*	Office Depot, Inc.	11,400	345
	Polo Ralph Lauren Corp.	3,500	343
	Darden Restaurants Inc.	7,750	341
	Hasbro, Inc.	10,625	334
	Abercrombie & Fitch Co.	4,500	328
	Black & Decker Corp.	3,700	327
	Lamar Advertising Co. Class A	5,000	314
*	Mohawk Industries, Inc.	3,100	312
*	O’Reilly Automotive, Inc.	8,000	292
*	CarMax, Inc.	11,406	291
	Clear Channel
	Communications, Inc.	7,520	284
*	Apollo Group, Inc. Class A	4,700	275
	Brinker International, Inc.	9,375	274
	PetSmart, Inc.	8,400	273
	TJX Cos., Inc.	9,800	270
	Dillard’s Inc.	7,100	255
*	AutoNation, Inc.	11,292	253
*	NVR, Inc.	350	238
	Liz Claiborne, Inc.	6,300	235
	Thor Industries, Inc.	5,100	230
	Saks Inc.	10,200	218
	Centex Corp.	5,400	217
*	Liberty Global, Inc. Class A	5,238	215
*	Wyndham Worldwide Corp.	5,919	215
*	Liberty Global, Inc. Series C	5,446	214
	D. R. Horton, Inc.	10,499	209
	Barnes & Noble, Inc.	5,400	208
	BorgWarner, Inc.	2,400	206
	Gentex Corp.	10,200	201
	Williams-Sonoma, Inc.	6,200	196
	Weight Watchers
	International, Inc.	3,800	193
	E.W. Scripps Co. Class A	4,200	192
	Pulte Homes, Inc.	8,400	189
	Lennar Corp. Class A	5,100	186
	ServiceMaster Co.	11,900	184
	Brunswick Corp.	5,600	183
*	Discovery Holding Co. Class A	7,682	177
	Jones Apparel Group, Inc.	5,800	164
*	IAC/InterActiveCorp	4,700	163
*	Career Education Corp.	4,500	152

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Toll Brothers, Inc.	5,800	145
*	Expedia, Inc.	3,897	114
*	The Cheesecake Factory Inc.	4,500	110
*	Chico’s FAS, Inc.	4,200	102
	Circuit City Stores, Inc.	5,100	77
	Hearst-Argyle Television Inc.	2,900	70
*	Comcast Corp. Special Class A	2,322	65
*	DIRECTV Group, Inc.	2,171	50
	The McGraw-Hill Cos., Inc.	700	48
*	R.H. Donnelley Corp.	579	44
	Sherwin-Williams Co.	600	40
	Limited Brands, Inc.	1,424	39
	Harman International
	Industries, Inc.	300	35
	Foot Locker, Inc.	1,600	35
*	Dollar Tree Stores, Inc.	750	33
*	Sirius Satellite Radio, Inc.	8,300	25
	Fortune Brands, Inc.	300	25
	Lennar Corp. Class B	680	24
	International Speedway Corp.	410	22
	Harte-Hanks, Inc.	700	18
	Ryland Group, Inc.	300	11
	RadioShack Corp.	300	10
	John Wiley & Sons Class A	200	10
	Newell Rubbermaid, Inc.	218	6
			39,241
Consumer Staples (4.1%)
	The Procter & Gamble Co.	74,310	4,547
	Altria Group, Inc.	42,000	2,946
	Wal-Mart Stores, Inc.	58,800	2,829
	PepsiCo, Inc.	39,975	2,592
	The Coca-Cola Co.	41,300	2,160
	CVS/Caremark Corp.	40,998	1,494
	Walgreen Co.	27,000	1,176
	Kraft Foods Inc.	29,065	1,025
	Costco Wholesale Corp.	13,900	813
	Archer-Daniels-Midland Co.	19,921	659
	Kimberly-Clark Corp.	9,172	614
	Safeway, Inc.	15,934	542
	Sysco Corp.	14,600	482
	Anheuser-Busch Cos., Inc.	9,000	469
	Avon Products, Inc.	10,600	390
	Coca-Cola Enterprises, Inc.	15,500	372
*	Energizer Holdings, Inc.	3,594	358
	Tyson Foods, Inc.	15,331	353
	The Kroger Co.	12,400	349
	The Clorox Co.	5,400	335

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Constellation Brands, Inc.
	Class A	13,800	335
	Wm. Wrigley Jr. Co.	6,000	332
	Corn Products
	International, Inc.	6,900	314
	Colgate-Palmolive Co.	4,800	311
	The Pepsi Bottling Group, Inc.	9,000	303
*	Smithfield Foods, Inc.	9,400	289
	Dean Foods Co.	8,750	279
*	Hansen Natural Corp.	6,400	275
	Church & Dwight, Inc.	5,500	267
	Del Monte Foods Co.	18,000	219
	Whole Foods Market, Inc.	5,600	214
	PepsiAmericas, Inc.	8,300	204
	Reynolds American Inc.	3,002	196
	Kellogg Co.	3,200	166
*	Rite Aid Corp.	22,300	142
	General Mills, Inc.	2,400	140
	Alberto-Culver Co.	5,450	129
	Brown-Forman Corp. Class B	1,400	102
	Wm. Wrigley Jr. Co. Class B	1,500	83
	The Hershey Co.	300	15
	The Estee Lauder Cos. Inc.
	Class A	300	14
	Hormel Foods Corp.	300	11
	Sara Lee Corp.	500	9
	ConAgra Foods, Inc.	100	3
			28,857
Energy (5.1%)
	ExxonMobil Corp.	128,994	10,820
	Chevron Corp.	45,133	3,802
	ConocoPhillips Co.	34,887	2,739
	Schlumberger Ltd.	20,100	1,707
	Valero Energy Corp.	15,268	1,128
	Devon Energy Corp.	12,746	998
	Halliburton Co.	24,200	835
	Baker Hughes, Inc.	9,740	819
	Apache Corp.	9,646	787
	Anadarko Petroleum Corp.	14,492	753
	Occidental Petroleum Corp.	13,004	753
	XTO Energy, Inc.	11,933	717
*	National Oilwell Varco Inc.	6,039	630
	Williams Cos., Inc.	19,800	626
	EOG Resources, Inc.	7,800	570
	Hess Corp.	9,000	531
	Smith International, Inc.	8,279	485
	Peabody Energy Corp.	10,000	484

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Noble Energy, Inc.	7,400	462
	Marathon Oil Corp.	7,382	443
	ENSCO International, Inc.	7,000	427
	Murphy Oil Corp.	6,700	398
	CONSOL Energy, Inc.	8,600	397
*	Cameron International Corp.	5,500	393
	Tesoro Petroleum Corp.	6,752	386
*	Pride International, Inc.	9,300	348
	BJ Services Co.	12,200	347
*	FMC Technologies Inc.	4,303	341
	Range Resources Corp.	8,850	331
	Pioneer Natural Resources Co.	6,500	317
*	Newfield Exploration Co.	6,100	278
	Rowan Cos., Inc.	6,700	275
	Arch Coal, Inc.	7,800	271
	Patterson-UTI Energy, Inc.	8,502	223
	Chesapeake Energy Corp.	6,300	218
	Pogo Producing Co.	4,000	203
	Spectra Energy Corp.	6,496	169
*	Transocean Inc.	1,400	148
	El Paso Corp.	2,400	41
	Overseas
	Shipholding Group Inc.	100	8
*	Grant Prideco, Inc.	115	6
			35,614
Financials (9.4%)
	Citigroup, Inc.	115,197	5,908
	Bank of America Corp.	98,435	4,812
	American
	International Group, Inc.	51,006	3,572
	JPMorgan Chase & Co.	70,516	3,417
	Wells Fargo & Co.	68,000	2,392
	Wachovia Corp.	42,657	2,186
	The Goldman
	Sachs Group, Inc.	9,600	2,081
	Merrill Lynch & Co., Inc.	22,050	1,843
	Morgan Stanley	21,960	1,842
	Fannie Mae	25,200	1,646
	American Express Co.	26,733	1,636
	U.S. Bancorp	41,500	1,367
	Prudential Financial, Inc.	12,741	1,239
	Lehman
	Brothers Holdings, Inc.	14,728	1,098
	Washington Mutual, Inc.	22,159	945
	Capital One Financial Corp.	11,400	894
	MetLife, Inc.	12,700	819
	AFLAC Inc.	15,200	781
	SLM Corp.	12,700	731

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Loews Corp.	14,100	719
	Franklin Resources Corp.	5,400	715
	Charles Schwab Corp.	33,305	683
	Countrywide Financial Corp.	18,198	661
	State Street Corp.	9,500	650
	Progressive Corp. of Ohio	24,800	593
	The Allstate Corp.	9,400	578
	Freddie Mac	9,500	577
	Bear Stearns Co., Inc.	3,900	546
	Moody’s Corp.	8,500	529
	The Chicago
	Mercantile Exchange	980	524
	The Hartford Financial
	Services Group Inc.	5,200	512
	CIT Group Inc.	8,300	455
	Host Hotels & Resorts Inc.
	REIT	19,475	450
	Ameriprise Financial, Inc.	6,980	444
	Ambac Financial Group, Inc.	4,750	414
	Simon Property Group, Inc.
	REIT	4,400	409
	Avalonbay Communities, Inc.
	REIT	3,300	392
	Assurant, Inc.	6,400	377
*	CB Richard Ellis Group, Inc.	10,150	370
	The Travelers Cos., Inc.	6,889	369
	Torchmark Corp.	5,400	362
	Zions Bancorp	4,600	354
	M & T Bank Corp.	3,300	353
	Genworth Financial Inc.	10,200	351
	Sovereign Bancorp, Inc.	16,575	350
	MBIA, Inc.	5,600	348
	Leucadia National Corp.	9,800	345
	ProLogis REIT	6,064	345
	Commerce Bancorp, Inc.	9,100	337
	Eaton Vance Corp.	7,500	331
	Janus Capital Group Inc.	11,834	329
	Mellon Financial Corp.	7,300	321
	Jones Lang LaSalle Inc.	2,700	306
	Forest City Enterprise Class A	4,900	301
	Investors Financial
	Services Corp.	4,881	301
*	Markel Corp.	600	291
	HCC Insurance Holdings, Inc.	8,700	291
	Plum Creek Timber Co. Inc.
	REIT	6,900	287

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	The PMI Group Inc.	6,400	286
	The Principal
	Financial Group, Inc.	4,900	286
	SL Green Realty Corp. REIT	2,300	285
	W.R. Berkley Corp.	8,550	278
	AMB Property Corp. REIT	5,200	277
	Legg Mason Inc.	2,800	275
	Radian Group, Inc.	5,100	275
	Apartment Investment &
	Management Co.
	Class A REIT	5,400	272
*	Alleghany Corp.	669	272
	MGIC Investment Corp.	4,700	267
	City National Corp.	3,500	266
	Reinsurance Group
	of America, Inc.	4,400	265
	StanCorp Financial Group, Inc.	5,000	262
	American Financial Group, Inc.	7,650	261
*	AmeriCredit Corp.	9,800	260
	Raymond James Financial, Inc.	8,350	258
	Federated Investors, Inc.	6,700	257
	East West Bancorp, Inc.	6,300	245
	CNA Financial Corp.	5,100	243
	Unum Group	9,100	238
	BRE Properties Inc. Class A
	REIT	4,000	237
	Jefferies Group, Inc.	8,700	235
	Brown & Brown, Inc.	9,200	231
	Marshall & Ilsley Corp.	4,800	229
	Camden Property Trust REIT	3,400	228
*	Conseco, Inc.	10,800	226
	Transatlantic Holdings, Inc.	3,150	224
	SunTrust Banks, Inc.	2,600	223
	The Bank of New York Co., Inc.	5,300	220
	SEI Investments Co.	7,400	215
	Commerce Bancshares, Inc.	4,725	214
	BOK Financial Corp.	3,840	205
	BB&T Corp.	5,000	203
*	TFS Financial Corp.	17,100	197
	First Citizens BancShares
	Class A	967	188
	Wesco Financial Corp.	480	185
	The St. Joe Co.	3,700	171
	Regions Financial Corp.	5,000	166
	IndyMac Bancorp, Inc.	5,400	158
	National City Corp.	3,520	117
	Douglas Emmett, Inc. REIT	4,000	99
	BlackRock, Inc.	500	78

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	NYSE Euronext	1,000	74
	PNC Financial Services Group	800	57
	A.G. Edwards & Sons, Inc.	400	34
	The Chubb Corp.	600	32
	Safeco Corp.	500	31
	Cullen/Frost Bankers, Inc.	400	21
	Webster Financial Corp.	500	21
	First Horizon National Corp.	300	12
	CapitalSource Inc. REIT	429	11
			65,949
Health Care (5.8%)
	Johnson & Johnson	67,232	4,143
	Pfizer Inc.	142,810	3,652
	Merck & Co., Inc.	36,400	1,813
	UnitedHealth Group Inc.	31,874	1,630
	Medtronic, Inc.	30,100	1,561
*	Amgen, Inc.	26,324	1,455
	Abbott Laboratories	26,400	1,414
*	WellPoint Inc.	16,625	1,327
	Schering-Plough Corp.	40,900	1,245
	Wyeth	21,600	1,239
*	Gilead Sciences, Inc.	26,000	1,008
*	Genentech, Inc.	13,064	988
	Bristol-Myers Squibb Co.	27,000	852
	Cardinal Health, Inc.	11,890	840
	Aetna Inc.	16,076	794
*	Medco Health Solutions, Inc.	9,178	716
*	Thermo Fisher Scientific, Inc.	13,803	714
	Eli Lilly & Co.	11,700	654
*	Celgene Corp.	11,400	654
*	Zimmer Holdings, Inc.	7,470	634
	Stryker Corp.	9,949	628
	McKesson Corp.	10,500	626
*	Biogen Idec Inc.	11,560	618
	Allergan, Inc.	10,400	599
	CIGNA Corp.	10,600	554
*	Genzyme Corp.	8,380	540
*	Forest Laboratories, Inc.	10,600	484
*	Express Scripts Inc.	9,600	480
*	St. Jude Medical, Inc.	11,368	472
	Biomet, Inc.	9,925	454
*	Laboratory Corp. of
	America Holdings	5,500	430
	AmerisourceBergen Corp.	8,248	408
*	Coventry Health Care Inc.	7,050	406
*	Humana Inc.	6,500	396
	IMS Health, Inc.	11,376	366

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Baxter International, Inc.	6,400	361
	Quest Diagnostics, Inc.	6,900	356
	DENTSPLY International Inc.	9,200	352
*	Waters Corp.	5,800	344
	Applera Corp.–Applied
	Biosystems Group	11,200	342
	Dade Behring Holdings Inc.	6,100	324
	Pharmaceutical Product
	Development, Inc.	8,300	318
*	Hospira, Inc.	8,060	315
*	Henry Schein, Inc.	5,500	294
*	Barr Pharmaceuticals Inc.	5,775	290
*	Varian Medical Systems, Inc.	6,700	285
*	Boston Scientific Corp.	18,300	281
	Beckman Coulter, Inc.	4,100	265
	Mylan Laboratories, Inc.	14,250	259
*	Patterson Cos.	6,600	246
*	Lincare Holdings, Inc.	5,700	227
*	Endo Pharmaceuticals
	Holdings, Inc.	6,500	222
	Universal Health Services
	Class B	3,400	209
	Omnicare, Inc.	5,700	206
*	Sepracor Inc.	4,900	201
*	Health Net Inc.	2,900	153
	Becton, Dickinson & Co.	1,684	125
	Health Management
	Associates Class A	9,612	109
*	Millipore Corp.	1,300	98
*	Watson Pharmaceuticals, Inc.	2,600	85
	C.R. Bard, Inc.	400	33
	Cooper Cos., Inc.	300	16
	Manor Care, Inc.	100	7
*	Abraxis Bioscience, Inc.	250	6
			41,123
Industrials (5.5%)
	General Electric Co.	217,509	8,326
	The Boeing Co.	20,040	1,927
	United Technologies Corp.	25,400	1,802
	3M Co.	14,600	1,267
	Tyco International Ltd.	28,800	973
	Lockheed Martin Corp.	10,300	970
	FedEx Corp.	8,700	965
	General Dynamics Corp.	11,600	907
	United Parcel Service, Inc.	12,200	891
	Illinois Tool Works, Inc.	14,600	791
	Caterpillar, Inc.	10,000	783

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Union Pacific Corp.	5,959	686
	Norfolk Southern Corp.	12,900	678
	Waste Management, Inc.	17,301	676
	CSX Corp.	14,800	667
	Danaher Corp.	8,150	615
	Precision Castparts Corp.	4,994	606
	Honeywell International Inc.	9,800	552
	ITT Industries, Inc.	7,300	498
	L-3 Communications
	Holdings, Inc.	5,100	497
	Rockwell Collins, Inc.	6,900	487
	Northrop Grumman Corp.	5,918	461
	Fluor Corp.	4,100	457
	Cummins Inc.	4,495	455
	Southwest Airlines Co.	29,618	442
	C.H. Robinson Worldwide Inc.	7,969	419
*	Terex Corp.	4,900	398
	Manpower Inc.	4,300	397
	Emerson Electric Co.	8,400	393
*	Jacobs Engineering Group Inc.	6,600	380
	W.W. Grainger, Inc.	4,000	372
	The Dun & Bradstreet Corp.	3,500	360
	Expeditors International of
	Washington, Inc.	8,600	355
	Roper Industries Inc.	6,000	343
*	Foster Wheeler Ltd.	3,200	342
	Republic Services, Inc.
	Class A	11,100	340
	The Manitowoc Co., Inc.	4,200	338
	SPX Corp.	3,800	334
	Equifax, Inc.	7,400	329
	Ametek, Inc.	8,250	327
	Burlington Northern
	Santa Fe Corp.	3,838	327
*	Stericycle, Inc.	7,000	311
	Oshkosh Truck Corp.	4,900	308
*	Alliant Techsystems, Inc.	3,100	307
	Robert Half International, Inc.	8,200	299
	J.B. Hunt
	Transport Services, Inc.	10,100	296
	The Toro Co.	4,900	289
	The Brink’s Co.	4,600	285
	DRS Technologies, Inc.	4,900	281
	Fastenal Co.	6,700	280
*	Armor Holdings, Inc.	3,200	278
	IDEX Corp.	7,200	277
	Trinity Industries, Inc.	6,280	273

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	American Standard Cos., Inc.	4,300	254
	Graco, Inc.	5,900	238
	Parker Hannifin Corp.	2,200	215
	Cintas Corp.	4,550	179
	Rockwell Automation, Inc.	2,400	167
	Landstar System, Inc.	3,225	156
*	Allied Waste Industries, Inc.	9,800	132
	Deere & Co.	800	97
*	Avis Budget Group, Inc.	2,959	84
	Ryder System, Inc.	1,400	75
	Donaldson Co., Inc.	1,900	68
	Carlisle Co., Inc.	1,400	65
	Raytheon Co.	1,000	54
	PACCAR, Inc.	600	52
	Pall Corp.	800	37
	Pentair, Inc.	500	19
*	Owens Corning Inc.	300	10
*	Quanta Services, Inc.	300	9
			38,528
Information Technology (8.0%)
	Microsoft Corp.	191,600	5,646
*	Cisco Systems, Inc.	144,300	4,019
	International
	Business Machines Corp.	35,000	3,684
	Hewlett-Packard Co.	64,912	2,896
	Intel Corp.	116,900	2,778
*	Apple Computer, Inc.	21,100	2,575
*	Google Inc.	4,090	2,141
*	Oracle Corp.	94,900	1,870
	QUALCOMM Inc.	41,100	1,783
	Texas Instruments, Inc.	38,200	1,437
	Motorola, Inc.	64,506	1,142
*	Corning, Inc.	42,200	1,078
*	Dell Inc.	37,700	1,076
*	EMC Corp.	51,900	939
	Applied Materials, Inc.	42,100	837
	Automatic Data
	Processing, Inc.	17,100	829
*	Yahoo! Inc.	29,200	792
*	eBay Inc.	23,400	753
	First Data Corp.	21,814	713
*	Adobe Systems, Inc.	17,000	683
*	Symantec Corp.	31,362	634
*	NVIDIA Corp.	13,400	554
	Electronic Data Systems Corp.	19,500	541
*	Xerox Corp.	27,700	512
	Western Union Co.	21,814	454

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Sun Microsystems, Inc.	85,000	447
*	Autodesk, Inc.	9,400	443
*	NCR Corp.	8,336	438
*	Fiserv, Inc.	7,625	433
	Analog Devices, Inc.	11,434	430
	National Semiconductor Corp.	14,900	421
*	Intuit, Inc.	13,800	415
	KLA-Tencor Corp.	7,500	412
*	Broadcom Corp.	13,350	390
	Paychex, Inc.	9,850	385
*	Electronic Arts Inc.	8,143	385
*	Agilent Technologies, Inc.	9,844	378
*	Network Appliance, Inc.	12,912	377
*	LAM Research Corp.	7,000	360
	Amphenol Corp.	10,000	357
	Maxim Integrated
	Products, Inc.	10,100	337
*	Computer Sciences Corp.	5,700	337
*	Avnet, Inc.	8,500	337
	Altera Corp.	14,800	328
	Microchip Technology, Inc.	8,800	326
*	DST Systems, Inc.	4,000	317
*	Compuware Corp.	26,600	315
*	Arrow Electronics, Inc.	8,100	311
*	Citrix Systems, Inc.	9,200	310
*	BMC Software, Inc.	10,100	306
*	CDW Corp.	3,600	306
	Intersil Corp.	9,700	305
*	Affiliated Computer
	Services, Inc. Class A	5,300	301
	Fidelity National Information
	Services, Inc.	5,500	299
	Linear Technology Corp.	8,200	297
*	Mettler-Toledo
	International Inc.	3,000	287
	Tektronix, Inc.	8,300	280
*	Iron Mountain, Inc.	10,575	276
*	Cadence
	Design Systems, Inc.	12,400	272
*	Ingram Micro, Inc. Class A	12,100	263
	Molex, Inc.	8,466	254
*	Tellabs, Inc.	22,600	243
	Fair Isaac, Inc.	5,800	233
*	Ceridian Corp.	6,400	224
*	Lexmark International, Inc.	4,500	222
*	Advanced Micro Devices, Inc.	15,000	214
	Global Payments Inc.	5,200	206
	Total System Services, Inc.	6,900	204

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Jabil Circuit, Inc.	9,100	201
*	Avaya Inc.	11,300	190
	AVX Corp.	10,700	179
	CA, Inc.	5,930	153
*	Teradyne, Inc.	8,000	141
*	Synopsys, Inc.	4,800	127
	Harris Corp.	2,100	115
*	LSI Corp.	14,400	108
*	ADC Telecommunications, Inc.	5,528	101
*	Western Digital Corp.	4,800	93
*	Solectron Corp.	24,600	91
*	BEA Systems, Inc.	6,100	84
	Broadridge Financial
	Solutions LLC	4,275	82
*	Convergys Corp.	3,100	75
*	Tech Data Corp.	1,400	54
	Xilinx, Inc.	1,900	51
*	Micron Technology, Inc.	2,600	33
*	Novellus Systems, Inc.	1,000	28
	Accenture Ltd.	600	26
*	Unisys Corp.	200	2
*	Sanmina-SCI Corp.	508	2
			56,283
Materials (1.6%)
	Freeport-McMoRan Copper &
	Gold, Inc. Class B	10,387	860
	E.I. du Pont
	de Nemours & Co.	16,900	859
	Monsanto Co.	11,708	791
	Praxair, Inc.	10,200	734
	Nucor Corp.	10,400	610
	Dow Chemical Co.	13,500	597
	Alcoa Inc.	14,588	591
	Newmont Mining Corp.
	(Holding Co.)	13,289	519
	United States Steel Corp.	4,600	500
	Allegheny Technologies Inc.	4,100	430
	Lyondell Chemical Co.	10,000	371
	Martin Marietta Materials, Inc.	2,286	370
	Sigma-Aldrich Corp.	8,200	350
*	Owens-Illinois, Inc.	9,800	343
	Ecolab, Inc.	7,900	337
	Celanese Corp. Series A	8,200	318
	Steel Dynamics, Inc.	6,900	289
	Airgas, Inc.	6,000	287
	Reliance Steel &
	Aluminum Co.	5,100	287

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Sealed Air Corp.	9,200	285
*	Pactiv Corp.	8,700	277
	Cytec Industries, Inc.	4,100	261
	Nalco Holding Co.	8,500	233
	Scotts Miracle-Gro Co.	5,300	228
	Westlake Chemical Corp.	7,500	211
	Packaging Corp. of America	7,300	185
*	Smurfit-Stone Container Corp.	7,388	98
	Vulcan Materials Co.	300	34
	Ball Corp.	500	27
	Albemarle Corp.	600	23
	Florida Rock Industries, Inc.	300	20
	Ashland, Inc.	300	19
			11,344
Telecommunication Services (1.7%)
	AT&T Inc.	128,766	5,344
	Verizon Communications Inc.	53,900	2,219
	Sprint Nextel Corp.	49,177	1,018
*	Qwest Communications
	International Inc.	56,200	545
	Alltel Corp.	6,630	448
	Embarq Corp.	6,858	435
*	Crown Castle
	International Corp.	10,500	381
	CenturyTel, Inc.	7,175	352
*	SBA Communications Corp.	9,200	309
*	NeuStar, Inc. Class A	9,600	278
*	U.S. Cellular Corp.	2,850	258
*	Level 3 Communications, Inc.	33,900	198
	Telephone &
	Data Systems, Inc.	2,800	175
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	3,000	173
	Windstream Corp.	7,139	105
	Citizens Communications Co.	937	14
			12,252
Utilities (1.4%)
	Edison International	11,500	645
	Exelon Corp.	8,200	595
	PG&E Corp.	12,200	553
	Sempra Energy	9,267	549
*	AES Corp.	24,000	525
*	Mirant Corp.	10,954	467
*	NRG Energy, Inc.	10,600	441
*	Reliant Energy, Inc.	16,000	431
	Questar Corp.	7,876	416
*	Allegheny Energy, Inc.	7,911	409

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Equitable Resources, Inc.	7,000	347
MDU Resources Group, Inc.	11,650	327
CenterPoint Energy Inc.	18,191	317
* Sierra Pacific Resources	18,017	316
Energen Corp.	5,700	313
Wisconsin Energy Corp.	6,800	301
TXU Corp.	4,400	296
* Dynegy, Inc.	31,300	295
CMS Energy Corp.	16,901	291
Integrys Energy Group, Inc.	5,400	274
Southern Union Co.	8,400	274
NSTAR	7,900	256
Northeast Utilities	8,900	252
Duke Energy Corp.	12,992	238
Southern Co.	6,600	226
Dominion Resources, Inc.	2,590	224
Aqua America, Inc.	3,100	70
FPL Group, Inc.	1,100	62
SCANA Corp.	1,400	54
FirstEnergy Corp.	700	45
NiSource, Inc.	1,077	22
Entergy Corp.	200	21
		9,852
Total Common Stocks
(Cost 174,972)		339,043

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (51.1%)
Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	1,695	1,778

Arizona (1.5%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12 (Prere.)	1,965	2,075
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,337
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/15 (3)	5,525	5,883
				10,295
California (2.5%)
California GO	6.000%	2/1/16	2,000	2,262
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11 (2)	1,535	1,572
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/14 (2)	4,065	4,371
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	3,000	3,226
California State Econ. Recovery Bonds	5.000%	7/1/15	2,100	2,219
Los Angeles CA USD GO	6.000%	7/1/08 (3)	1,000	1,023
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	3,000	3,120
				17,793
Colorado (1.7%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13 (2)(Prere.)	3,750	4,012
Colorado Springs CO Util. System Rev.	5.375%	11/15/13	2,775	2,926
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/23 (3)	5,025	5,231
				12,169
District of Columbia (0.4%)
District of Columbia Univ. Rev.
(George Washington Univ.)	6.000%	9/15/11 (1)	3,000	3,159

Florida (2.8%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	5,000	5,305
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12	3,565	3,710
Florida Turnpike Auth. Rev.	5.250%	7/1/09 (3)	485	496
Florida Turnpike Auth. Rev.	5.250%	7/1/10 (3)	825	844
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	2,435	2,534
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	2,805	2,914
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	3.900%	7/2/07 (2)	2,600	2,600
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.000%	11/15/09 (1)	1,000	1,023
				19,426
Georgia (1.6%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (3)	3,370	3,527
Georgia GO	5.500%	7/1/14	4,000	4,371
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (1)	3,000	3,276
				11,174
Hawaii (0.7%)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	1,870	1,979
Hawaii GO	5.000%	10/1/24 (1)	3,000	3,109
				5,088

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (1.3%)
Chicago IL
(City Colleges Improvement) GO	0.000%	1/1/12 (3)	2,380	1,981
Illinois GO	5.250%	8/1/12 (1)	3,700	3,911
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	3,315
				9,207
Indiana (0.7%)
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (1)	4,440	4,689

Louisiana (0.4%)
Louisiana GO	5.500%	5/15/15 (3)	2,665	2,785

Maryland (2.1%)
Baltimore MD Consolidated
Public Improvement GO	5.000%	10/15/17 (2)	2,240	2,362
Baltimore MD Consolidated
Public Improvement GO	5.000%	10/15/18 (2)	2,365	2,480
Baltimore MD Consolidated
Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,290
Maryland Dept. of Transp.	5.000%	3/1/13	5,400	5,674
Maryland GO	5.500%	8/1/08	2,250	2,293
				15,099
Massachusetts (3.6%)
Chelsea MA GO	5.500%	6/15/11 (2)	740	759
Chelsea MA GO	5.500%	6/15/12 (2)	735	753
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/09 (Prere.)	1,695	1,744
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	5,000	5,327
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (1)	2,045	2,312
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (1)	3,500	3,968
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,164
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	1,880	2,048
Massachusetts Health & Educ. Fac.
Auth. Rev. (Northeastern Univ.)	5.000%	10/1/17 (1)	1,000	1,023
Massachusetts
Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	415	437
Massachusetts
Water Pollution Abatement Trust	6.000%	8/1/10	1,365	1,434
Massachusetts
Water Resources Auth. Rev.	5.250%	8/1/17 (4)	3,000	3,253
				25,222
Michigan (2.4%)
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,632
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	1,972
Michigan Building Auth. Rev.	5.300%	10/1/07 (2)(Prere.)	1,250	1,279
Michigan Building Auth. Rev.	5.125%	10/15/08 (Prere.)	3,015	3,065
Michigan Hosp. Finance Auth. Rev.
(Ascension Health)	5.000%	11/1/12	4,735	4,916
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,249
				17,113
Minnesota (1.1%)
Minnesota GO	5.000%	11/1/09	3,685	3,783
Minnesota GO	5.000%	6/1/12	3,730	3,905
				7,688

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.7%)
Mississippi GO	5.500%	12/1/18	2,750	3,051
Mississippi GO	5.500%	12/1/19	2,000	2,221
				5,272
Missouri (1.7%)
Curators of the
Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	4,410	4,580
Missouri Health & Educ. Fac. Auth.
(Washington Univ.)	6.000%	3/1/10 (Prere.)	4,000	4,239
Missouri Health &
Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,122
				11,941
Nebraska (0.1%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	135	137
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	40	41
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	100	102
Nebraska Public Power Dist. Rev.	5.250%	1/1/10 (1)	25	25
Nebraska Public Power Dist. Rev.	5.250%	1/1/11 (1)	50	51
				356
New Jersey (2.9%)
New Jersey GO	5.000%	7/15/09	3,000	3,070
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,171
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08 (Prere.)	1,555	1,573
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	625	677
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	330	357
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	1,440	1,559
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	4,000	4,469
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	5,000	5,647
				20,523
New York (3.2%)
Erie County NY GO	6.125%	1/15/11 (3)	610	654
Hempstead NY GO	5.625%	2/1/11 (3)	685	692
Huntington NY GO	6.700%	2/1/10 (3)	375	400
Long Island NY
Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	2,000	2,077
Long Island NY
Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,187
Long Island NY
Power Auth. Electric System Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,152
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.125%	4/1/10 (3)(Prere.)	2,110	2,234
New York City NY
Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	3,305	3,512
New York City NY
Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,124
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,538
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14	4,000	4,237
				22,807

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.2%)
North Carolina
Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,494
North Carolina GO	5.000%	6/1/09	3,500	3,580
North Carolina GO	5.000%	3/1/20	2,000	2,090
				8,164
Ohio (5.1%)
Butler County
OH Transp. Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	2,250	2,331
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (3)	5,000	5,244
Columbus OH GO VRDO	3.730%	7/9/07	6,560	6,560
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	1,775	1,815
Ohio Common Schools GO VRDO	3.750%	7/9/07	545	545
Ohio Common Schools GO VRDO	3.760%	7/9/07	400	400
Ohio GO	5.500%	2/1/19	2,000	2,229
Ohio GO VRDO	3.740%	7/9/07	415	415
Ohio Higher Educ. GO	5.000%	2/1/25	1,160	1,202
Ohio Infrastructure Improvement GO VRDO	3.740%	7/9/07	1,425	1,425
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,354
Ohio State Conservation Projects GO	5.000%	3/1/17	3,885	4,082
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	5,000	5,283
				35,885
Oklahoma (0.4%)
Oklahoma State Capitol Improvement
Auth. Fac. Rev.	5.000%	7/1/25 (2)	3,000	3,114

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,400	2,497

Pennsylvania (2.0%)
Pennsylvania GO	5.250%	2/1/12 (3)	3,500	3,688
Pennsylvania GO	5.000%	9/1/14 (4)	3,000	3,177
Pennsylvania Turnpike
Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	115	118
Pennsylvania Turnpike
Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)(ETM)	420	432
Pennsylvania Turnpike
Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)	195	201
Pennsylvania Turnpike
Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	319
Pennsylvania Turnpike
Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	30	31
Philadelphia PA Airport Parking Auth.	5.750%	9/1/08 (2)	1,150	1,175
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	3,500	3,649
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09 (1)	1,000	1,048
				13,838
Puerto Rico (0.9%)
Puerto Rico Public
Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,604
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	3,000	3,577
				6,181
South Carolina (1.8%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/26	2,610	2,738

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (3)	4,000	1,846
South Carolina GO	5.000%	7/1/08	2,250	2,279
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,700	6,086
				12,949
Tennessee (1.7%)
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	2,300	2,380
Metro. Govt. of Nashville &
Davidson County TN Water & Sewer Rev.	6.500%	1/1/09 (3)	2,000	2,076
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,500	7,858
				12,314
Texas (4.3%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10 (1)(Prere.)	2,200	2,307
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,925	3,023
Dallas TX Civic Center Refunding &
Improvement Rev.	4.600%	8/15/09 (1)	110	112
Dallas TX Civic Center Refunding &
Improvement Rev.	4.700%	8/15/10 (1)	815	830
Houston TX Water & Sewer System Rev.	0.000%	12/1/08 (2)	2,750	2,603
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph’s Health System)	5.000%	7/1/08 (4)	1,645	1,665
San Antonio TX Electric & Gas Rev.	5.125%	2/1/09	1,000	1,019
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	3,405	3,547
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27 (1)	3,635	3,830
San Antonio TX Water Rev.	6.500%	5/15/10 (1)(ETM)	75	78
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	5,260	5,578
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	160	141
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/18	4,900	5,335
				30,068
Utah (0.6%)
Salt Lake County UT Building Auth. Lease Rev.	5.500%	10/1/09 (Prere.)	4,340	4,492

Washington (0.6%)
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	3,000	3,122
Washington GO	6.000%	6/1/12	1,000	1,087
				4,209
Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,439
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,425
				2,864
Total Municipal Bonds (Cost $359,402)				360,159
Total Investments (99.3%) (Cost $534,374)				699,202

Tax-Managed Balanced Fund

		Market
		Value•
		($000)
Other Assets and Liabilities (0.7%)
Other Assets—Note B		5,870
Liabilities		(1,154)
		4,716
Net Assets (100%)
Applicable to 34,330,869 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		703,918
Net Asset Value Per Share		$20.50

At June 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	562,564	$16.39
Overdistributed Net Investment Income	(192)	(.01)
Accumulated Net Realized Losses	(23,282)	(.68)
Unrealized Appreciation	164,828	4.80
Net Assets	703,918	$20.50

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Growth and Income Fund

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (10.2%)
*	Comcast Corp. Class A	774,992	21,793
	Time Warner, Inc.	948,337	19,953
	Home Depot, Inc.	494,506	19,459
	The Walt Disney Co.	496,412	16,947
	McDonald’s Corp.	299,075	15,181
	Target Corp.	213,236	13,562
	News Corp., Class A	584,757	12,403
	Lowe’s Cos., Inc.	376,988	11,570
*	Viacom Inc. Class B	170,528	7,099
	CBS Corp.	182,028	6,065
	The McGraw-Hill Cos., Inc.	85,979	5,853
*	Kohl’s Corp.	80,771	5,737
	Johnson Controls, Inc.	49,509	5,732
	NIKE, Inc. Class B	95,072	5,542
	Carnival Corp.	110,867	5,407
	General Motors Corp.	141,816	5,361
*	Amazon.com, Inc.	77,621	5,310
*	Starbucks Corp.	187,376	4,917
	Best Buy Co., Inc.	101,418	4,733
	Clear Channel
	Communications, Inc.	123,768	4,681
	Macy’s Inc.	115,154	4,581
*	DIRECTV Group, Inc.	193,300	4,467
	Ford Motor Co.	471,294	4,440
	Omnicom Group Inc.	83,322	4,409
*	Coach, Inc.	93,009	4,408
	Yum! Brands, Inc.	131,260	4,295
	Staples, Inc.	178,840	4,244
	J.C. Penney Co., Inc.
	(Holding Co.)	56,075	4,059
	Harrah’s Entertainment, Inc.	46,507	3,965
	Harley-Davidson, Inc.	64,527	3,846
	Starwood Hotels &
	Resorts Worldwide, Inc.	53,608	3,595
	Marriott International, Inc.
	Class A	82,076	3,549
*	Sears Holdings Corp.	20,772	3,521
	International
	Game Technology	84,178	3,342
	Hilton Hotels Corp.	97,696	3,270
	Gannett Co., Inc.	58,525	3,216
	Fortune Brands, Inc.	38,120	3,140
	TJX Cos., Inc.	113,468	3,120
	Nordstrom, Inc.	57,036	2,916

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	The Gap, Inc.	132,910	2,539
	Mattel, Inc.	98,016	2,479
*	Bed Bath & Beyond, Inc.	68,614	2,469
	Limited Brands, Inc.	85,368	2,343
	Whirlpool Corp.	19,592	2,179
	Genuine Parts Co.	42,518	2,109
*	Office Depot, Inc.	68,897	2,088
	Newell Rubbermaid, Inc.	69,909	2,057
	VF Corp.	22,402	2,052
*	Apollo Group, Inc. Class A	34,877	2,038
	Eastman Kodak Co.	71,516	1,990
	Harman International
	Industries, Inc.	16,281	1,902
*	IAC/InterActiveCorp	54,163	1,875
	H & R Block, Inc.	80,198	1,874
	Sherwin-Williams Co.	27,834	1,850
	Tiffany & Co.	34,283	1,819
*	The Goodyear Tire &
	Rubber Co.	51,716	1,798
	Dollar General Corp.	78,943	1,730
*	Wyndham Worldwide Corp.	45,596	1,653
*	AutoZone Inc.	11,882	1,623
	Abercrombie & Fitch Co.	22,108	1,613
	Darden Restaurants Inc.	36,211	1,593
	Polo Ralph Lauren Corp.	15,335	1,505
	Black & Decker Corp.	16,386	1,447
	D. R. Horton, Inc.	68,115	1,358
*	Interpublic
	Group of Cos., Inc.	116,389	1,327
	Family Dollar Stores, Inc.	37,776	1,296
	Lennar Corp. Class A	34,469	1,260
	Hasbro, Inc.	40,005	1,257
	The Stanley Works	20,566	1,248
	Centex Corp.	29,706	1,191
	Pulte Homes, Inc.	52,824	1,186
	RadioShack Corp.	33,956	1,125
	Leggett & Platt, Inc.	44,081	972
	Liz Claiborne, Inc.	25,738	960
	E.W. Scripps Co. Class A	20,761	949
	Dow Jones & Co., Inc.	16,318	937
	New York Times Co. Class A	35,902	912
*	AutoNation, Inc.	37,449	840
*	Big Lots Inc.	27,352	805
	Wendy’s International, Inc.	21,511	791
	Jones Apparel Group, Inc.	27,140	767
	KB Home	19,022	749
	Snap-On Inc.	14,667	741
	Brunswick Corp.	22,566	736
	OfficeMax, Inc.	18,630	732

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Tribune Co.	20,427	601
	Meredith Corp.	9,725	599
	Dillard’s Inc.	15,006	539
	Circuit City Stores, Inc.	35,700	538
*	Comcast Corp. Special
	Class A	4,732	132
*	Viacom Inc. Class A	1,900	79
	CBS Corp. Class A	1,900	63
	News Corp., Class B	200	5
			341,008
Consumer Staples (9.3%)
	The Procter & Gamble Co.	788,951	48,276
	Altria Group, Inc.	526,975	36,962
	Wal-Mart Stores, Inc.	607,315	29,218
	PepsiCo, Inc.	408,334	26,480
	The Coca-Cola Co.	503,517	26,339
	Kraft Foods Inc.	401,808	14,164
	CVS/Caremark Corp.	386,739	14,097
	Walgreen Co.	250,794	10,920
	Anheuser-Busch Cos., Inc.	190,117	9,916
	Colgate-Palmolive Co.	127,948	8,297
	Kimberly-Clark Corp.	114,302	7,646
	Costco Wholesale Corp.	112,702	6,595
	Archer-Daniels-Midland Co.	163,614	5,414
	Sysco Corp.	154,855	5,109
	General Mills, Inc.	86,855	5,074
	The Kroger Co.	177,447	4,992
	Avon Products, Inc.	110,021	4,043
	H.J. Heinz Co.	81,123	3,851
	Safeway, Inc.	110,675	3,766
	ConAgra Foods, Inc.	125,757	3,378
	Kellogg Co.	62,473	3,235
	Sara Lee Corp.	184,058	3,203
	Reynolds American Inc.	42,800	2,791
	Wm. Wrigley Jr. Co.	43,694	2,417
	SuperValu Inc.	51,946	2,406
	The Clorox Co.	37,658	2,339
	The Hershey Co.	43,035	2,178
	UST, Inc.	39,981	2,147
	Campbell Soup Co.	54,322	2,108
	Coca-Cola Enterprises, Inc.	69,160	1,660
	Tyson Foods, Inc.	62,832	1,448
	Brown-Forman Corp. Class B	19,704	1,440
	Whole Foods Market, Inc.	35,156	1,346
	The Estee Lauder Cos. Inc.
	Class A	29,137	1,326
	McCormick & Co., Inc.	32,343	1,235
*	Constellation Brands, Inc.
	Class A	47,895	1,163
	The Pepsi Bottling Group, Inc.	32,876	1,107

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	11,725	1,084
	Dean Foods Co.	32,300	1,029
	Wm. Wrigley Jr. Co. Class B	10,623	584
			310,783
Energy (10.8%)
	ExxonMobil Corp.	1,411,311	118,381
	Chevron Corp.	538,468	45,361
	ConocoPhillips Co.	409,927	32,179
	Schlumberger Ltd.	295,282	25,081
	Occidental Petroleum Corp.	208,980	12,096
	Marathon Oil Corp.	171,678	10,294
	Valero Energy Corp.	137,560	10,160
	Devon Energy Corp.	111,506	8,730
	Halliburton Co.	229,028	7,901
*	Transocean Inc.	72,139	7,645
	Apache Corp.	82,970	6,770
	Baker Hughes, Inc.	80,310	6,756
	Anadarko Petroleum Corp.	116,286	6,046
	XTO Energy, Inc.	96,051	5,773
	Williams Cos., Inc.	150,035	4,744
*	Weatherford
	International Ltd.	84,236	4,653
*	National Oilwell Varco Inc.	44,522	4,641
	EOG Resources, Inc.	61,361	4,483
	Spectra Energy Corp.	158,375	4,111
	Hess Corp.	68,451	4,036
	Chesapeake Energy Corp.	102,616	3,551
	Noble Corp.	33,624	3,279
	Peabody Energy Corp.	65,980	3,192
	El Paso Corp.	174,120	3,000
	Smith International, Inc.	50,285	2,949
	Murphy Oil Corp.	46,831	2,784
	Sunoco, Inc.	30,288	2,413
*	Nabors Industries, Inc.	70,602	2,357
	ENSCO International, Inc.	37,700	2,300
	CONSOL Energy, Inc.	45,419	2,094
	BJ Services Co.	73,260	2,084
	Rowan Cos., Inc.	27,486	1,126
			360,970
Financials (20.9%)
	Citigroup, Inc.	1,239,334	63,565

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Bank of America Corp.	1,111,810	54,356
American
International Group, Inc.	650,004	45,520
JPMorgan Chase & Co.	855,812	41,464
Wells Fargo & Co.	836,686	29,426
Wachovia Corp.	479,397	24,569
The Goldman
Sachs Group, Inc.	102,556	22,229
Morgan Stanley	264,014	22,145
Merrill Lynch & Co., Inc.	218,087	18,228
American Express Co.	297,772	18,218
Fannie Mae	243,825	15,929
U.S. Bancorp	435,576	14,352
MetLife, Inc.	185,796	11,980
Prudential Financial, Inc.	117,168	11,392
Freddie Mac	165,682	10,057
Lehman
Brothers Holdings, Inc.	133,496	9,948
Washington Mutual, Inc.	222,784	9,500
The Allstate Corp.	152,082	9,355
The Travelers Cos., Inc.	166,346	8,900
Capital One Financial Corp.	103,586	8,125
The Bank of
New York Co., Inc.	189,460	7,851
The Hartford Financial
Services Group Inc.	79,240	7,806
SunTrust Banks, Inc.	89,399	7,665
AFLAC Inc.	122,649	6,304
PNC Financial
Services Group	86,243	6,173
State Street Corp.	89,799	6,142
SLM Corp.	103,104	5,937
Regions Financial Corp.	176,513	5,843
Loews Corp.	112,364	5,728
BB&T Corp.	135,948	5,530
Fifth Third Bancorp	138,539	5,510
Franklin Resources Corp.	41,226	5,461
The Chubb Corp.	100,517	5,442
Countrywide Financial Corp.	148,759	5,407
Simon Property Group, Inc.
REIT	55,977	5,208
Charles Schwab Corp.	253,414	5,200
ACE Ltd.	81,355	5,086
Lincoln National Corp.	67,786	4,809
National City Corp.	144,174	4,804
The Chicago
Mercantile Exchange	8,899	4,755
Mellon Financial Corp.	104,312	4,590
Progressive Corp. of Ohio	185,716	4,444
Marsh &

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	McLennan Cos., Inc.	139,230	4,299
	Bear Stearns Co., Inc.	29,901	4,186
	XL Capital Ltd. Class A	46,620	3,930
	The Principal
	Financial Group, Inc.	66,818	3,895
	Ameriprise Financial, Inc.	58,842	3,741
	ProLogis REIT	64,318	3,660
	Moody’s Corp.	58,260	3,624
	Genworth Financial Inc.	104,726	3,603
	Vornado Realty Trust REIT	32,522	3,572
	T. Rowe Price Group Inc.	66,180	3,434
	KeyCorp	98,522	3,382
	Equity Residential REIT	73,260	3,343
	Archstone-Smith Trust REIT	55,899	3,304
	Legg Mason Inc.	32,767	3,224
	Aon Corp.	74,259	3,164
	Marshall & Ilsley Corp.	65,008	3,096
	Boston Properties, Inc. REIT	29,603	3,023
	Northern Trust Corp.	47,048	3,022
	Host Hotels & Resorts Inc.
	REIT	130,048	3,007
	CIT Group Inc.	48,182	2,642
	Synovus Financial Corp.	81,572	2,504
	Avalonbay Communities, Inc.
	REIT	19,815	2,356
*	E*TRADE Financial Corp.	106,301	2,348
	Public Storage, Inc. REIT	30,553	2,347
	Comerica, Inc.	39,313	2,338
	Compass Bancshares Inc.	33,046	2,280
	Unum Group	85,520	2,233
	Ambac Financial Group, Inc.	25,500	2,223
	Kimco Realty Corp. REIT	56,249	2,141
	Zions Bancorp	27,533	2,118
	Huntington Bancshares Inc.	91,528	2,081
	M & T Bank Corp.	19,120	2,044
	MBIA, Inc.	32,685	2,034
	Sovereign Bancorp, Inc.	89,758	1,897
	Cincinnati Financial Corp.	43,095	1,870
	Plum Creek Timber Co. Inc.
	REIT	44,335	1,847
	Commerce Bancorp, Inc.	47,971	1,774
	General Growth
	Properties Inc. REIT	32,181	1,704
*	CB Richard Ellis Group, Inc.	46,421	1,694
	Developers Diversified
	Realty Corp. REIT	31,666	1,669
	Safeco Corp.	26,620	1,657
	Torchmark Corp.	24,446	1,638

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Hudson City Bancorp, Inc.	122,900	1,502
	Assurant, Inc.	24,909	1,468
	Janus Capital Group Inc.	47,425	1,320
	Apartment Investment &
	Management Co.
	Class A REIT	24,300	1,225
	First Horizon National Corp.	31,180	1,216
	MGIC Investment Corp.	20,742	1,179
	Federated Investors, Inc.	22,195	851
			697,662
Health Care (11.7%)
	Pfizer Inc.	1,758,322	44,960
	Johnson & Johnson	725,797	44,724
	Merck & Co., Inc.	543,027	27,043
	Abbott Laboratories	385,957	20,668
	Wyeth	337,117	19,330
	UnitedHealth Group Inc.	335,721	17,169
*	Amgen, Inc.	291,093	16,095
	Bristol-Myers Squibb Co.	492,999	15,559
	Medtronic, Inc.	288,574	14,965
	Eli Lilly & Co.	247,247	13,816
*	WellPoint Inc.	153,788	12,277
	Schering-Plough Corp.	373,179	11,360
	Baxter International, Inc.	163,308	9,201
*	Gilead Sciences, Inc.	234,060	9,075
	Cardinal Health, Inc.	96,359	6,807
	Aetna Inc.	129,448	6,395
*	Thermo Fisher Scientific, Inc.	105,794	5,472
*	Medco Health Solutions, Inc.	70,101	5,467
*	Celgene Corp.	95,200	5,458
*	Zimmer Holdings, Inc.	59,128	5,019
	Stryker Corp.	74,900	4,725
*	Biogen Idec Inc.	86,862	4,647
	Becton, Dickinson & Co.	61,452	4,578
*	Boston Scientific Corp.	297,334	4,561
	Allergan, Inc.	76,698	4,421
	McKesson Corp.	74,005	4,414
*	Genzyme Corp.	65,620	4,226
	CIGNA Corp.	72,810	3,802
*	Forest Laboratories, Inc.	79,717	3,639
*	St. Jude Medical, Inc.	85,705	3,556
*	Express Scripts Inc.	68,288	3,415
	Biomet, Inc.	61,166	2,797
*	Humana Inc.	42,159	2,568
	AmerisourceBergen Corp.	47,872	2,368
*	Laboratory Corp. of
	America Holdings	29,400	2,301
*	Coventry Health Care Inc.	39,680	2,288
	C.R. Bard, Inc.	25,714	2,125

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Quest Diagnostics, Inc.	39,654	2,048
	IMS Health, Inc.	48,804	1,568
*	Hospira, Inc.	38,794	1,515
*	Waters Corp.	25,258	1,499
	Applera Corp.–Applied
	Biosystems Group	45,647	1,394
*	Barr Pharmaceuticals Inc.	27,522	1,382
*	Varian Medical Systems, Inc.	31,949	1,358
*	Patterson Cos.	34,640	1,291
*	King Pharmaceuticals, Inc.	60,532	1,238
	Manor Care, Inc.	18,094	1,181
	Mylan Laboratories, Inc.	62,319	1,134
*	Millipore Corp.	13,474	1,012
	Bausch & Lomb, Inc.	13,562	942
*	Watson Pharmaceuticals, Inc.	25,577	832
	PerkinElmer, Inc.	30,437	793
*	Tenet Healthcare Corp.	117,917	768
			391,246
Industrials (11.4%)
	General Electric Co.	2,577,648	98,672
	United Parcel Service, Inc.	265,857	19,408
	The Boeing Co.	197,323	18,975
	United Technologies Corp.	249,225	17,678
	Tyco International Ltd.	496,765	16,786
	3M Co.	180,363	15,654
	Caterpillar, Inc.	160,383	12,558
	Honeywell International Inc.	195,314	10,992
	Emerson Electric Co.	198,960	9,311
	FedEx Corp.	77,197	8,567
	Lockheed Martin Corp.	88,914	8,369
	General Dynamics Corp.	101,492	7,939
	Union Pacific Corp.	67,860	7,814
	Burlington Northern
	Santa Fe Corp.	89,586	7,627
	Deere & Co.	56,550	6,828
	Northrop Grumman Corp.	86,436	6,731
	Raytheon Co.	111,255	5,996
	Illinois Tool Works, Inc.	103,032	5,583
	PACCAR, Inc.	62,233	5,417
	Norfolk Southern Corp.	99,024	5,206
	Waste Management, Inc.	129,630	5,062
	CSX Corp.	109,546	4,938
	Danaher Corp.	59,700	4,507
	Precision Castparts Corp.	34,483	4,185
	Ingersoll-Rand Co.	75,567	4,143
	Textron, Inc.	31,504	3,469
	Eaton Corp.	36,701	3,413

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	ITT Industries, Inc.	45,302	3,093
	L-3 Communications
	Holdings, Inc.	31,077	3,027
	Rockwell Collins, Inc.	41,992	2,966
	Southwest Airlines Co.	196,486	2,930
	Parker Hannifin Corp.	28,847	2,824
	Rockwell Automation, Inc.	39,433	2,738
	Masco Corp.	94,619	2,694
	Cummins Inc.	26,042	2,636
	Dover Corp.	50,906	2,604
	Cooper Industries, Inc.
	Class A	45,566	2,601
	American Standard Cos., Inc.	44,079	2,600
	Pitney Bowes, Inc.	54,901	2,570
	Fluor Corp.	21,954	2,445
	R.R. Donnelley & Sons Co.	55,208	2,402
	C.H. Robinson Worldwide Inc.	43,222	2,270
*	Terex Corp.	25,694	2,089
	Goodrich Corp.	31,148	1,855
	W.W. Grainger, Inc.	17,783	1,655
	Equifax, Inc.	36,187	1,607
	Robert Half International, Inc.	41,801	1,526
	Avery Dennison Corp.	22,891	1,522
	Pall Corp.	30,595	1,407
*	Monster Worldwide Inc.	32,782	1,347
	Cintas Corp.	33,702	1,329
*	Allied Waste Industries, Inc.	63,618	856
	Ryder System, Inc.	15,204	818
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,287	42
			382,281
Information Technology (15.4%)
	Microsoft Corp.	2,109,166	62,157
*	Cisco Systems, Inc.	1,521,192	42,365
	International
	Business Machines Corp.	342,284	36,025
	Intel Corp.	1,455,655	34,586
	Hewlett-Packard Co.	656,114	29,276
*	Google Inc.	54,643	28,599
*	Apple Computer, Inc.	216,789	26,457
*	Oracle Corp.	991,685	19,546
	QUALCOMM Inc.	417,612	18,120
*	Dell Inc.	569,198	16,251
	Texas Instruments, Inc.	359,852	13,541
	Motorola, Inc.	579,809	10,263
*	Corning, Inc.	394,083	10,069
*	EMC Corp.	525,601	9,513
*	eBay Inc.	283,300	9,117
*	Yahoo! Inc.	304,200	8,253
	Applied Materials, Inc.	347,955	6,914

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Automatic Data
	Processing, Inc.	138,611	6,718
	First Data Corp.	189,022	6,175
*	Adobe Systems, Inc.	147,390	5,918
*	Sun Microsystems, Inc.	897,731	4,722
*	Symantec Corp.	225,655	4,558
*	Xerox Corp.	236,686	4,374
	Western Union Co.	192,622	4,012
*	Agilent Technologies, Inc.	99,147	3,811
*	NVIDIA Corp.	90,954	3,757
*	Electronic Arts Inc.	77,255	3,656
*	Juniper Networks, Inc.	141,789	3,569
	Electronic Data
	Systems Corp.	128,248	3,556
*	Broadcom Corp.	117,545	3,438
*	MEMC Electronic
	Materials, Inc.	55,904	3,417
	Paychex, Inc.	85,175	3,332
	Analog Devices, Inc.	83,017	3,125
*	SanDisk Corp.	56,785	2,779
*	Autodesk, Inc.	57,633	2,713
*	Cognizant Technology
	Solutions Corp.	36,055	2,707
*	Network Appliance, Inc.	92,418	2,699
	Maxim Integrated
	Products, Inc.	80,081	2,676
	CA, Inc.	102,635	2,651
	KLA-Tencor Corp.	47,959	2,635
*	Intuit, Inc.	85,344	2,567
*	Computer Sciences Corp.	43,214	2,556
*	Fiserv, Inc.	42,491	2,413
*	Micron Technology, Inc.	188,409	2,361
*	NCR Corp.	44,679	2,347
	Linear Technology Corp.	63,097	2,283
	Fidelity National
	Information Services, Inc.	40,993	2,225
	National Semiconductor Corp.	70,816	2,002
	Xilinx, Inc.	74,586	1,997
*	Advanced Micro
	Devices, Inc.	138,445	1,980
	Altera Corp.	89,091	1,972
*	VeriSign, Inc.	60,931	1,933
*	Avaya Inc.	112,820	1,900
*	BMC Software, Inc.	50,985	1,545
*	Citrix Systems, Inc.	44,900	1,512
*	LSI Corp.	191,252	1,436
*	Affiliated Computer
	Services, Inc. Class A	24,600	1,395
*	Lexmark International, Inc.	23,808	1,174
*	Tellabs, Inc.	108,715	1,170

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Molex, Inc.	35,322	1,060
	Jabil Circuit, Inc.	46,030	1,016
*	Compuware Corp.	75,376	894
*	Novellus Systems, Inc.	31,248	886
*	Teradyne, Inc.	47,500	835
*	Solectron Corp.	226,147	832
*	Convergys Corp.	34,200	829
*	Unisys Corp.	86,347	789
*	Ciena Corp.	21,165	765
*	JDS Uniphase Corp.	52,591	706
	Tektronix, Inc.	20,456	690
*	QLogic Corp.	39,580	659
*	Novell, Inc.	84,281	657
*	PMC Sierra Inc.	19,886	154
*	Sanmina-SCI Corp.	37,624	118
			515,708
Materials (3.1%)
	E.I. du Pont de
	Nemours & Co.	231,431	11,766
	Dow Chemical Co.	239,209	10,578
	Monsanto Co.	136,212	9,200
	Alcoa Inc.	217,896	8,831
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	94,115	7,795
	Praxair, Inc.	79,784	5,744
	Nucor Corp.	75,640	4,436
	Newmont Mining Corp.
	(Holding Co.)	113,048	4,416
	Air Products &
	Chemicals, Inc.	54,062	4,345
	Weyerhaeuser Co.	54,128	4,272
	International Paper Co.	109,063	4,259
	United States Steel Corp.	29,560	3,215
	PPG Industries, Inc.	41,204	3,136
	Vulcan Materials Co.	23,960	2,744
	Allegheny Technologies Inc.	25,400	2,664
	Rohm & Haas Co.	35,557	1,944
	Ecolab, Inc.	44,260	1,890
	MeadWestvaco Corp.	46,299	1,635
	Temple-Inland Inc.	26,276	1,617
	Sigma-Aldrich Corp.	32,920	1,405
	Ball Corp.	25,687	1,366
	Eastman Chemical Co.	20,862	1,342
	Sealed Air Corp.	40,092	1,244
*	Pactiv Corp.	33,077	1,055
	International Flavors &
	Fragrances, Inc.	19,522	1,018
	Ashland, Inc.	13,827	884
	Bemis Co., Inc.	26,050	864
*	Hercules, Inc.	28,917	568

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)

			104,233
Telecommunication Services (3.8%)
	AT&T Inc.	1,544,724	64,106
	Verizon
	Communications Inc.	727,441	29,949
	Sprint Nextel Corp.	724,908	15,013
	Alltel Corp.	86,500	5,843
*	Qwest Communications
	International Inc.	391,199	3,795
	Embarq Corp.	37,585	2,382
	Windstream Corp.	118,538	1,750
	CenturyTel, Inc.	27,853	1,366
	Citizens Communications Co.	84,359	1,288
			125,492
Utilities (3.5%)
	Exelon Corp.	168,607	12,241
	TXU Corp.	115,060	7,744
	Dominion Resources, Inc.	87,858	7,583
	Southern Co.	188,408	6,461
	FPL Group, Inc.	101,895	5,782
	Duke Energy Corp.	315,550	5,775
	Public Service
	Enterprise Group, Inc.	63,395	5,565
	Entergy Corp.	49,445	5,308
	FirstEnergy Corp.	76,310	4,940
	Edison International	81,679	4,584
	PPL Corp.	96,519	4,516
	American Electric
	Power Co., Inc.	99,998	4,504
	PG&E Corp.	87,598	3,968
	Constellation
	Energy Group, Inc.	45,076	3,929
	Sempra Energy	66,102	3,915
*	AES Corp.	167,335	3,661
	Consolidated Edison Inc.	67,782	3,058
	Progress Energy, Inc.	64,090	2,922
	Ameren Corp.	51,561	2,527
	Questar Corp.	42,868	2,266
*	Allegheny Energy, Inc.	41,600	2,152
	DTE Energy Co.	44,179	2,130
	Xcel Energy, Inc.	101,774	2,083
	KeySpan Corp.	43,697	1,834
	NiSource, Inc.	68,043	1,409
	CenterPoint Energy Inc.	79,507	1,383
	Pinnacle West Capital Corp.	25,040	998
	CMS Energy Corp.	55,581	956
	Integrys Energy Group, Inc.	18,753	951
*	Dynegy, Inc.	99,951	944

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
TECO Energy, Inc.	52,110	895
Nicor Inc.	11,080	476
		117,460
Total Common Stocks
(Cost $2,006,937)		3,346,843
Temporary Cash Investment (0.1%)
1 Vanguard Market
Liquidity Fund, 5.281%
(Cost $2,777)	2,776,611	2,777
Total Investments (100.2%)
(Cost $2,009,714)		3,349,620
Other Assets and Liabilities (–0.2%)
Other Assets—Note B		5,533
Liabilities		(11,664)
		(6,131)
Net Assets (100%)		3,343,489

Tax-Managed Growth and Income Fund

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,435,873
Overdistributed Net Investment Income	(1,100)
Accumulated Net Realized Losses	(431,190)
Unrealized Appreciation	1,339,906
Net Assets	3,343,489

Investor Shares—Net Assets
Applicable to 24,002,137 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	785,855
Net Asset Value Per Share—
Investor Shares	$32.74

Admiral Shares—Net Assets
Applicable to 31,219,610 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,100,657
Net Asset Value Per Share—
Admiral Shares	$67.29

Institutional Shares—Net Assets
Applicable to 13,957,021 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	456,977
Net Asset Value Per Share—
Institutional Shares	$32.74

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.3%)
	Time Warner, Inc.	1,151,647	24,231
	The Walt Disney Co.	630,536	21,527
*	Comcast Corp. Class A	752,993	21,174
	Home Depot, Inc.	480,000	18,888
	McDonald’s Corp.	369,860	18,774
	Target Corp.	259,900	16,530
	News Corp., Class A	760,700	16,134
	Lowe’s Cos., Inc.	496,400	15,235
	Johnson Controls, Inc.	80,700	9,343
	The McGraw-Hill Cos., Inc.	122,900	8,367
	Yum! Brands, Inc.	229,560	7,511
*	Coach, Inc.	156,900	7,435
	NIKE, Inc. Class B	127,200	7,414
*	Kohl’s Corp.	103,500	7,352
	CBS Corp.	214,484	7,147
*	Starbucks Corp.	265,252	6,960
*	Viacom Inc. Class B	164,484	6,847
	Best Buy Co., Inc.	142,650	6,657
	Harley-Davidson, Inc.	107,000	6,378
	Harrah’s Entertainment, Inc.	73,410	6,259
	Marriott International, Inc.
	Class A	144,300	6,240
*	DIRECTV Group, Inc.	257,302	5,946
	Starwood Hotels &
	Resorts Worldwide, Inc.	88,624	5,944
	Hilton Hotels Corp.	174,850	5,852
*	Amazon.com, Inc.	82,900	5,671
	Macy’s Inc.	140,200	5,577
	Clear Channel
	Communications, Inc.	140,636	5,319
	International
	Game Technology	129,600	5,145
*	MGM Mirage, Inc.	60,564	4,995
	The Gap, Inc.	246,487	4,708
*	Liberty Media Corp.
	–Interactive Series A	210,189	4,694
*	Liberty Media Corp.
	–Capital Series A	39,531	4,652
*	AutoZone Inc.	33,300	4,549
	Polo Ralph Lauren Corp.	44,100	4,327
	Darden Restaurants Inc.	97,150	4,274
*	Bed Bath & Beyond, Inc.	118,717	4,273
	Mattel, Inc.	168,032	4,250
	Virgin Media Inc.	168,240	4,100
	BorgWarner, Inc.	47,500	4,087

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Office Depot, Inc.	129,800	3,933
	PetSmart, Inc.	119,300	3,871
*	Sears Holdings Corp.	22,505	3,815
*	CarMax, Inc.	148,046	3,775
	Black & Decker Corp.	42,400	3,744
	Abercrombie & Fitch Co.	50,500	3,685
	Advance Auto Parts, Inc.	87,600	3,550
	Lamar Advertising Co.
	Class A	56,186	3,526
*	Mohawk Industries, Inc.	34,700	3,497
*	Cablevision Systems
	NY Group Class A	95,544	3,458
*	O’Reilly Automotive, Inc.	93,848	3,430
	Hasbro, Inc.	100,600	3,160
	Harman International
	Industries, Inc.	26,800	3,130
*	Apollo Group, Inc. Class A	52,984	3,096
	John Wiley & Sons Class A	63,800	3,081
	Brinker International, Inc.	102,750	3,007
	Thor Industries, Inc.	66,400	2,997
*	Liberty Global, Inc. Series C	75,207	2,956
*	Dollar Tree Stores, Inc.	67,734	2,950
	Dillard’s Inc.	81,800	2,939
*	AutoNation, Inc.	130,380	2,926
	Dollar General Corp.	131,987	2,893
*	Liberty Global, Inc. Class A	70,393	2,889
	E.W. Scripps Co. Class A	62,170	2,841
	Liz Claiborne, Inc.	72,400	2,701
	Omnicom Group Inc.	50,600	2,678
*	NVR, Inc.	3,780	2,569
	Centex Corp.	63,000	2,526
	D. R. Horton, Inc.	126,366	2,518
	Saks Inc.	116,900	2,496
*	Chico’s FAS, Inc.	100,200	2,439
*	Wyndham Worldwide Corp.	66,385	2,407
	Weight Watchers
	International, Inc.	45,200	2,298
	Gentex Corp.	116,252	2,289
	Harte-Hanks, Inc.	88,400	2,270
	Foot Locker, Inc.	103,900	2,265
	Pulte Homes, Inc.	100,800	2,263
	Staples, Inc.	94,495	2,242
	Barnes & Noble, Inc.	57,300	2,204
	Jones Apparel Group, Inc.	77,600	2,192
	Williams-Sonoma, Inc.	69,100	2,182
*	Career Education Corp.	60,400	2,040
	Lennar Corp. Class A	54,600	1,996
*	Discovery Holding Co.
	Class A	86,075	1,979

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	American Eagle
	Outfitters, Inc.	75,991	1,950
	Circuit City Stores, Inc.	129,200	1,948
	International Speedway Corp.	36,764	1,938
	RadioShack Corp.	58,000	1,922
*	R.H. Donnelley Corp.	24,975	1,893
	Brunswick Corp.	56,400	1,840
*	Sirius Satellite Radio, Inc.	591,100	1,785
	Washington Post Co. Class B	2,260	1,754
*	IAC/InterActiveCorp	49,030	1,697
	Hearst-Argyle Television Inc.	70,100	1,689
	Nordstrom, Inc.	32,300	1,651
*	The Cheesecake Factory Inc.	66,900	1,640
*	Toll Brothers, Inc.	64,600	1,614
*	TRW Automotive
	Holdings Corp.	40,300	1,484
	Ryland Group, Inc.	37,500	1,401
*	Expedia, Inc.	40,649	1,191
	Idearc Inc.	33,207	1,173
	ServiceMaster Co.	66,000	1,020
	Limited Brands, Inc.	36,609	1,005
	Ford Motor Co.	106,000	999
*	Comcast Corp. Special
	Class A	12,397	347
	Lennar Corp. Class B	8,300	292
*	Viacom Inc. Class A	6,844	285
	CBS Corp. Class A	6,844	228
	Wynn Resorts Ltd.	2,000	179
*	Hanesbrands Inc.	5,575	151
			493,545
Consumer Staples (8.7%)
	The Procter & Gamble Co.	932,277	57,046
	Altria Group, Inc.	529,900	37,167
	Wal-Mart Stores, Inc.	696,528	33,510
	PepsiCo, Inc.	496,000	32,166
	The Coca-Cola Co.	526,900	27,562
	CVS/Caremark Corp.	501,354	18,274
	Walgreen Co.	307,300	13,380
	Kraft Foods Inc.	366,703	12,926
	Costco Wholesale Corp.	156,100	9,135
	Archer-Daniels-Midland Co.	252,573	8,358
	The Kroger Co.	277,400	7,803
	Anheuser-Busch Cos., Inc.	120,600	6,291
	Kimberly-Clark Corp.	87,496	5,853
	Safeway, Inc.	170,462	5,801
	Colgate-Palmolive Co.	84,800	5,499
	Sysco Corp.	163,300	5,387
	Wm. Wrigley Jr. Co.	88,900	4,917
	Coca-Cola Enterprises, Inc.	203,400	4,882

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Campbell Soup Co.	124,800	4,843
	Tyson Foods, Inc.	202,745	4,671
	The Hershey Co.	88,500	4,480
	The Clorox Co.	69,120	4,292
*	Constellation Brands, Inc.
	Class A	164,500	3,994
	Molson Coors Brewing Co.
	Class B	43,100	3,985
	The Estee Lauder Cos. Inc.
	Class A	87,000	3,959
*	Energizer Holdings, Inc.	39,028	3,887
	Corn Products
	International, Inc.	85,300	3,877
	The Pepsi
	Bottling Group, Inc.	114,812	3,867
	Brown-Forman Corp. Class B	50,717	3,706
	McCormick & Co., Inc.	96,400	3,681
	Dean Foods Co.	111,100	3,541
*	Hansen Natural Corp.	81,300	3,494
	Church & Dwight, Inc.	70,600	3,421
*	Smithfield Foods, Inc.	110,300	3,396
	Hormel Foods Corp.	81,700	3,052
	Del Monte Foods Co.	234,800	2,855
*	Rite Aid Corp.	417,400	2,663
	Alberto-Culver Co.	109,863	2,606
	Whole Foods Market, Inc.	65,740	2,518
	PepsiAmericas, Inc.	99,900	2,454
	Kellogg Co.	38,300	1,984
	General Mills, Inc.	22,200	1,297
	Wm. Wrigley Jr. Co. Class B	20,325	1,118
	Sara Lee Corp.	44,600	776
	Avon Products, Inc.	18,200	669
*	Bare Escentuals, Inc.	19,504	666
	ConAgra Foods, Inc.	11,200	301
	Reynolds American Inc.	106	7
			382,017
Energy (10.1%)
	ExxonMobil Corp.	1,612,934	135,293
	Chevron Corp.	569,738	47,995
	ConocoPhillips Co.	399,330	31,347
	Schlumberger Ltd.	256,500	21,787
	Valero Energy Corp.	184,480	13,626
	Devon Energy Corp.	155,722	12,191
	Baker Hughes, Inc.	120,680	10,153
	Apache Corp.	115,462	9,421
	Anadarko Petroleum Corp.	171,416	8,912
	XTO Energy, Inc.	146,033	8,777
*	National Oilwell Varco Inc.	77,023	8,029
	Williams Cos., Inc.	247,700	7,832

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Occidental Petroleum Corp.	132,600	7,675
	EOG Resources, Inc.	101,300	7,401
*	Transocean Inc.	67,000	7,101
	Hess Corp.	109,800	6,474
	Peabody Energy Corp.	117,600	5,689
	Marathon Oil Corp.	92,600	5,552
	Smith International, Inc.	93,800	5,500
	Noble Energy, Inc.	87,600	5,465
	ENSCO International, Inc.	88,000	5,369
	Halliburton Co.	138,200	4,768
*	Cameron International Corp.	63,000	4,503
	Frontier Oil Corp.	101,607	4,447
*	FMC Technologies Inc.	54,325	4,304
*	Grant Prideco, Inc.	78,800	4,242
	Range Resources Corp.	112,400	4,205
	BJ Services Co.	147,100	4,184
*	Pride International, Inc.	106,400	3,986
	Pioneer Natural
	Resources Co.	78,800	3,838
	Spectra Energy Corp.	139,896	3,632
*	Newfield Exploration Co.	78,200	3,562
	Rowan Cos., Inc.	80,600	3,303
	Cabot Oil & Gas Corp.	84,200	3,105
	Cimarex Energy Co.	78,700	3,102
	St. Mary Land &
	Exploration Co.	78,000	2,856
	Patterson-UTI Energy, Inc.	108,000	2,831
	Pogo Producing Co.	53,800	2,733
	Arch Coal, Inc.	66,500	2,314
	W&T Offshore, Inc.	81,100	2,270
*	Forest Oil Corp.	47,500	2,007
	Chesapeake Energy Corp.	25,200	872
	Diamond Offshore Drilling, Inc.	5,800	589
*	Plains Exploration &
	Production Co.	8,400	402
	Foundation Coal Holdings, Inc.	6,800	276
	Tesoro Petroleum Corp.	4,800	274
			444,194
Financials (19.8%)
	Citigroup, Inc.	1,337,344	68,592
	Bank of America Corp.	1,205,631	58,943
	American
	International Group, Inc.	671,431	47,020
	JPMorgan Chase & Co.	887,189	42,984
	Wells Fargo & Co.	797,680	28,054
	The Goldman
	Sachs Group, Inc.	121,800	26,400
	Wachovia Corp.	497,991	25,522
	Merrill Lynch & Co., Inc.	274,000	22,901

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Morgan Stanley	264,800	22,211
	American Express Co.	331,300	20,269
	Fannie Mae	310,000	20,252
	Prudential Financial, Inc.	153,700	14,944
	Lehman Brothers
	Holdings, Inc.	178,138	13,275
	Freddie Mac	215,700	13,093
	U.S. Bancorp	392,700	12,939
	Capital One Financial Corp.	146,500	11,491
	MetLife, Inc.	166,121	10,711
	Washington Mutual, Inc.	230,482	9,828
	Loews Corp.	180,400	9,197
	AFLAC Inc.	173,700	8,928
	Franklin Resources Corp.	67,100	8,889
	Countrywide Financial Corp.	243,898	8,866
	State Street Corp.	123,500	8,447
	SLM Corp.	140,700	8,102
	Charles Schwab Corp.	386,900	7,939
	Progressive Corp. of Ohio	321,900	7,703
	The Chicago
	Mercantile Exchange	14,110	7,540
	The Travelers Cos., Inc.	140,077	7,494
	Bear Stearns Co., Inc.	49,800	6,972
	The Principal
	Financial Group, Inc.	113,500	6,616
	Moody’s Corp.	105,900	6,587
	Ameriprise Financial, Inc.	99,360	6,316
	The Allstate Corp.	102,300	6,292
	Legg Mason Inc.	59,800	5,883
	Marshall & Ilsley Corp.	119,600	5,697
	Host Hotels & Resorts Inc.
	REIT	238,898	5,523
	Boston Properties, Inc. REIT	51,900	5,301
*	E*TRADE Financial Corp.	232,132	5,128
	Ambac Financial Group, Inc.	57,350	5,000
	The Hartford Financial
	Services Group Inc.	49,200	4,847
	T. Rowe Price Group Inc.	92,978	4,825
	Assurant, Inc.	78,300	4,613
	ProLogis REIT	80,068	4,556
	M & T Bank Corp.	42,600	4,554
	Zions Bancorp	58,100	4,468
	Commerce Bancorp, Inc.	120,100	4,443
	Avalonbay Communities, Inc.
	REIT	37,200	4,422
*	CB Richard Ellis Group, Inc.	121,000	4,417
	Sovereign Bancorp, Inc.	208,875	4,416
	Public Storage, Inc. REIT	56,800	4,363
	Leucadia National Corp.	121,500	4,283

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Kimco Realty Corp. REIT	112,300	4,275
	Eaton Vance Corp.	96,502	4,263
	Plum Creek Timber Co. Inc.
	REIT	100,900	4,204
*	TD Ameritrade Holding Corp.	208,400	4,168
	Torchmark Corp.	61,900	4,147
	Genworth Financial Inc.	119,800	4,121
	Hudson City Bancorp, Inc.	331,402	4,050
	W.R. Berkley Corp.	119,897	3,901
*	Markel Corp.	7,910	3,833
	Investors Financial
	Services Corp.	61,234	3,776
	Jones Lang LaSalle Inc.	33,200	3,768
	SL Green Realty Corp. REIT	30,400	3,766
	Janus Capital Group Inc.	134,200	3,736
	Forest City Enterprise
	Class A	60,400	3,713
	MGIC Investment Corp.	64,800	3,685
*	Affiliated
	Managers Group, Inc.	28,300	3,644
	MBIA, Inc.	57,000	3,547
	Radian Group, Inc.	64,720	3,495
	Apartment Investment &
	Management Co.
	Class A REIT	68,200	3,439
	The PMI Group Inc.	76,900	3,435
	SEI Investments Co.	112,670	3,272
	AMB Property Corp. REIT	60,900	3,241
	BlackRock, Inc.	20,500	3,210
*	Alleghany Corp.	7,892	3,208
	City National Corp.	42,000	3,196
	East West Bancorp, Inc.	81,720	3,177
*	AmeriCredit Corp.	118,900	3,157
	The Hanover
	Insurance Group Inc.	64,600	3,152
	Transatlantic Holdings, Inc.	44,114	3,138
	HCC Insurance Holdings, Inc.	93,800	3,134
	StanCorp
	Financial Group, Inc.	59,000	3,096
	Colonial BancGroup, Inc.	123,300	3,079
	PNC Financial
	Services Group	42,995	3,078
	The Bank of
	New York Co., Inc.	74,200	3,075
	Reinsurance Group of
	America, Inc.	50,300	3,030
	CNA Financial Corp.	63,000	3,004
*	Conseco, Inc.	143,095	2,989

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Brown & Brown, Inc.	116,500	2,929
SunTrust Banks, Inc.	33,800	2,898
The St. Joe Co.	62,500	2,896
Commerce Bancshares, Inc.	63,540	2,878
Camden Property Trust REIT	42,400	2,840
Cullen/Frost Bankers, Inc.	52,600	2,813
Raymond James
Financial, Inc.	89,650	2,770
BOK Financial Corp.	51,171	2,734
Webster Financial Corp.	62,400	2,663
Federated Investors, Inc.	68,250	2,616
UnionBanCal Corp.	43,800	2,615
Douglas Emmett, Inc. REIT	105,073	2,600
First Citizens BancShares
Class A	13,361	2,597
People’s United Financial Inc.	139,114	2,466
A.G. Edwards & Sons, Inc.	28,841	2,439
CapitalSource Inc. REIT	90,638	2,229
The First Marblehead Corp.	55,450	2,143
Wesco Financial Corp.	5,530	2,129
BB&T Corp.	46,300	1,883
Regions Financial Corp.	49,934	1,653
IndyMac Bancorp, Inc.	56,000	1,634
Compass Bancshares Inc.	21,469	1,481
New York
Community Bancorp, Inc.	86,400	1,471
National City Corp.	39,040	1,301
BRE Properties Inc. Class A
REIT	21,500	1,275
Bank of Hawaii Corp.	20,100	1,038
Synovus Financial Corp.	32,256	990
Simon Property Group, Inc.
REIT	10,561	983
NYSE Euronext	9,700	714
The Chubb Corp.	10,400	563
Taubman Co. REIT	11,300	561
Fifth Third Bancorp	12,300	489
Northern Trust Corp.	6,350	408
American Financial
Group, Inc.	11,600	396
Unum Group	13,100	342
Wilmington Trust Corp.	3,100	129
Essex Property Trust, Inc. REIT	300	35
First Horizon National Corp.	300	12
		866,871
Health Care (12.2%)
Johnson & Johnson	841,498	51,853
Pfizer Inc.	1,900,760	48,602
Merck & Co., Inc.	513,300	25,562

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Wyeth	416,700	23,894
*	Amgen, Inc.	371,975	20,567
	UnitedHealth Group Inc.	367,662	18,802
	Abbott Laboratories	330,400	17,693
	Medtronic, Inc.	330,400	17,135
*	WellPoint Inc.	200,516	16,007
	Schering-Plough Corp.	492,700	14,998
*	Genentech, Inc.	168,300	12,734
*	Gilead Sciences, Inc.	324,600	12,585
	Bristol-Myers Squibb Co.	348,300	10,992
	Cardinal Health, Inc.	145,512	10,279
	Eli Lilly & Co.	175,800	9,824
	Aetna Inc.	197,988	9,781
*	Medco Health Solutions, Inc.	114,321	8,916
*	Thermo Fisher Scientific, Inc.	165,993	8,585
*	Biogen Idec Inc.	152,561	8,162
*	Celgene Corp.	140,500	8,055
	Allergan, Inc.	128,650	7,415
	CIGNA Corp.	133,800	6,987
*	Zimmer Holdings, Inc.	81,170	6,891
	Stryker Corp.	109,200	6,889
*	Forest Laboratories, Inc.	139,100	6,350
	Becton, Dickinson & Co.	80,600	6,005
*	St. Jude Medical, Inc.	139,832	5,802
*	Express Scripts Inc.	115,862	5,794
	AmerisourceBergen Corp.	105,200	5,204
*	Laboratory Corp. of
	America Holdings	66,100	5,173
*	Humana Inc.	84,300	5,135
*	Genzyme Corp.	78,200	5,036
	Biomet, Inc.	103,175	4,717
*	Coventry Health Care Inc.	81,025	4,671
	McKesson Corp.	73,424	4,379
	IMS Health, Inc.	135,552	4,355
*	Waters Corp.	72,900	4,327
	DENTSPLY International Inc.	109,200	4,178
	Quest Diagnostics, Inc.	80,200	4,142
	Baxter International, Inc.	73,441	4,138
	Applera Corp.–Applied
	Biosystems Group	133,600	4,080
*	Health Net Inc.	74,200	3,918
	Pharmaceutical Product
	Development, Inc.	98,803	3,781
*	Henry Schein, Inc.	70,200	3,751
*	Hospira, Inc.	91,940	3,589
	PerkinElmer, Inc.	134,804	3,513
*	Millipore Corp.	46,200	3,469
	Mylan Laboratories, Inc.	181,637	3,304

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Boston Scientific Corp.	207,945	3,190
*	Varian Medical Systems, Inc.	72,900	3,099
	Beckman Coulter, Inc.	47,600	3,079
*	Endo Pharmaceuticals
	Holdings, Inc.	86,000	2,944
*	Barr Pharmaceuticals Inc.	58,025	2,915
	Universal Health Services
	Class B	45,300	2,786
*	Patterson Cos.	73,530	2,740
*	Lincare Holdings, Inc.	66,500	2,650
*	Watson Pharmaceuticals, Inc.	78,500	2,554
	C.R. Bard, Inc.	29,300	2,421
*	Sepracor Inc.	58,700	2,408
*	King Pharmaceuticals, Inc.	89,119	1,823
*	Kinetic Concepts, Inc.	31,000	1,611
	Health Management
	Associates Class A	135,368	1,538
	Cooper Cos., Inc.	28,600	1,525
	Omnicare, Inc.	40,900	1,475
*	Abraxis Bioscience, Inc.	44,198	983
*	DaVita, Inc.	4,000	216
			531,976
Industrials (11.5%)
	General Electric Co.	2,876,334	110,106
	The Boeing Co.	229,570	22,075
	United Technologies Corp.	296,600	21,038
	Caterpillar, Inc.	171,100	13,397
	3M Co.	154,200	13,383
	Tyco International Ltd.	367,000	12,401
	FedEx Corp.	108,400	12,029
	General Dynamics Corp.	141,600	11,076
	Lockheed Martin Corp.	116,800	10,994
	United Parcel Service, Inc.	147,300	10,753
	Illinois Tool Works, Inc.	175,200	9,494
	PACCAR, Inc.	97,907	8,522
	CSX Corp.	183,200	8,259
	Norfolk Southern Corp.	155,200	8,159
	Waste Management, Inc.	204,297	7,978
	Danaher Corp.	102,000	7,701
	Precision Castparts Corp.	61,600	7,476
	Emerson Electric Co.	142,400	6,664
	Honeywell International Inc.	110,400	6,213
	ITT Industries, Inc.	89,500	6,111
	Rockwell Collins, Inc.	85,600	6,047
	Parker Hannifin Corp.	60,800	5,953
	Southwest Airlines Co.	394,587	5,883
	L-3 Communications

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Holdings, Inc.	60,100	5,853
	Fluor Corp.	51,300	5,713
	American Standard Cos., Inc.	95,700	5,644
	Northrop Grumman Corp.	72,268	5,628
	Cummins Inc.	52,400	5,303
	Manpower Inc.	54,600	5,036
	C.H. Robinson Worldwide Inc.	95,400	5,010
	Union Pacific Corp.	42,053	4,842
	The Dun & Bradstreet Corp.	45,200	4,655
	Expeditors International of
	Washington, Inc.	112,361	4,641
	The Manitowoc Co., Inc.	55,334	4,448
	Burlington Northern
	Santa Fe Corp.	52,198	4,444
	SPX Corp.	48,300	4,241
	W.W. Grainger, Inc.	45,400	4,224
	Joy Global Inc.	71,300	4,159
*	Jacobs Engineering
	Group Inc.	71,000	4,083
	Republic Services, Inc.
	Class A	133,200	4,081
	Oshkosh Truck Corp.	63,400	3,989
	Roper Industries Inc.	69,400	3,963
	Flowserve Corp.	54,800	3,924
	Equifax, Inc.	88,300	3,922
	Ametek, Inc.	94,800	3,762
	Fastenal Co.	86,600	3,625
*	Stericycle, Inc.	80,000	3,557
	J.B. Hunt Transport
	Services, Inc.	119,800	3,513
*	Alliant Techsystems, Inc.	35,400	3,510
	Landstar System, Inc.	70,589	3,406
	The Toro Co.	57,400	3,380
	DRS Technologies, Inc.	58,900	3,373
	IDEX Corp.	86,400	3,330
	MSC Industrial
	Direct Co., Inc. Class A	59,200	3,256
	Trinity Industries, Inc.	74,511	3,244
	Robert Half International, Inc.	87,500	3,194
	Carlisle Co., Inc.	65,200	3,032
	Con-way, Inc.	60,300	3,029
	Teleflex Inc.	37,000	3,026
	Donaldson Co., Inc.	81,200	2,887
	Cintas Corp.	70,766	2,790
*	Allied Waste Industries, Inc.	195,300	2,629
	The Brink’s Co.	36,800	2,278
*	Quanta Services, Inc.	71,500	2,193
	Deere & Co.	13,800	1,666
	Rockwell Automation, Inc.	20,300	1,410
	Graco, Inc.	33,700	1,357
*	Avis Budget Group, Inc.	33,192	944
*	YRC Worldwide, Inc.	23,812	876
	Raytheon Co.	15,000	808
	Textron, Inc.	4,200	462
*	UAL Corp.	9,000	365
	Pall Corp.	7,900	363
*	KBR Inc.	9,400	247
	Ryder System, Inc.	3,600	194
*	USG Corp.	3,900	191
*	Spirit Aerosystems
	Holdings Inc.	4,400	159
*	Hertz Global Holdings Inc.	3,500	93
*	AMR Corp.	3,100	82
*	Raytheon Co. Warrants
	Exp. 6/16/11	2,285	42
			501,788
Information Technology (15.5%)

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Microsoft Corp.	2,376,500	70,035
*	Cisco Systems, Inc.	1,803,500	50,227
	International Business
	Machines Corp.	391,458	41,201
*	Google Inc.	65,930	34,506
	Intel Corp.	1,403,600	33,350
*	Apple Computer, Inc.	262,200	31,999
	Hewlett-Packard Co.	676,858	30,201
*	Oracle Corp.	1,206,634	23,783
	Texas Instruments, Inc.	468,200	17,618
	QUALCOMM Inc.	384,120	16,667
*	Dell Inc.	533,000	15,217
*	EMC Corp.	747,800	13,535
*	Corning, Inc.	478,200	12,218
	Applied Materials, Inc.	496,300	9,861
*	Yahoo! Inc.	325,000	8,817
*	eBay Inc.	265,420	8,541
	First Data Corp.	250,995	8,200
	Motorola, Inc.	450,546	7,975
*	Symantec Corp.	376,453	7,604
*	Adobe Systems, Inc.	188,800	7,580
*	NVIDIA Corp.	160,300	6,622
*	Sun Microsystems, Inc.	1,229,900	6,469
*	Agilent Technologies, Inc.	166,306	6,393
*	Xerox Corp.	305,400	5,644
	Western Union Co.	264,595	5,512
*	NCR Corp.	104,574	5,494
	Analog Devices, Inc.	144,366	5,434
*	Autodesk, Inc.	109,588	5,159
*	Fiserv, Inc.	89,450	5,081
*	Electronic Arts Inc.	104,800	4,959
	Automatic Data
	Processing, Inc.	98,100	4,755
	National
	Semiconductor Corp.	166,600	4,710
	CA, Inc.	180,766	4,669
*	Computer Sciences Corp.	78,900	4,667
*	Broadcom Corp.	158,250	4,629
	Linear Technology Corp.	124,200	4,494
	Paychex, Inc.	113,185	4,428
	KLA-Tencor Corp.	80,300	4,412
*	Intuit, Inc.	142,600	4,289
*	Network Appliance, Inc.	144,963	4,233
*	LAM Research Corp.	82,108	4,220
*	Avnet, Inc.	105,400	4,178
	Amphenol Corp.	115,700	4,125
*	SanDisk Corp.	83,500	4,086
*	Mettler-Toledo
	International Inc.	40,200	3,840
*	Cadence Design
	Systems, Inc.	173,000	3,799
	Maxim Integrated
Products, Inc.	113,700	3,799

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Microchip Technology, Inc.	100,800	3,734
	Altera Corp.	164,347	3,637
*	Arrow Electronics, Inc.	91,500	3,516
*	Compuware Corp.	294,562	3,494
*	DST Systems, Inc.	42,800	3,390
	Fidelity National Information
	Services, Inc.	61,200	3,322
*	Affiliated Computer
	Services, Inc. Class A	58,400	3,312
*	Avaya Inc.	196,100	3,302
	Xilinx, Inc.	120,436	3,224
*	Convergys Corp.	131,800	3,195
*	Iron Mountain, Inc.	122,100	3,190
*	Ceridian Corp.	89,900	3,147
	Molex, Inc.	104,756	3,144
*	Juniper Networks, Inc.	119,000	2,995
*	Micron Technology, Inc.	234,000	2,932
*	BMC Software, Inc.	95,000	2,879
*	Tellabs, Inc.	266,900	2,872
	Fair Isaac, Inc.	71,200	2,857
*	Ingram Micro, Inc. Class A	125,000	2,714
	Intersil Corp.	85,600	2,693
*	Western Digital Corp.	136,500	2,641
	Global Payments Inc.	63,500	2,518
*	QLogic Corp.	150,000	2,498
*	Advanced Micro Devices, Inc.	173,600	2,482
*	Lexmark International, Inc.	50,300	2,480
*	Citrix Systems, Inc.	71,356	2,403
*	Synopsys, Inc.	89,121	2,355
	Total System Services, Inc.	73,550	2,170
	Jabil Circuit, Inc.	98,100	2,165
*	Tech Data Corp.	55,510	2,135
*	Teradyne, Inc.	110,200	1,937
*	Solectron Corp.	495,700	1,824
*	LSI Corp.	180,700	1,357
	MoneyGram
	International, Inc.	48,300	1,350
*	Zebra Technologies Corp.
	Class A	27,257	1,056
*	BEA Systems, Inc.	67,300	921
*	Sanmina-SCI Corp.	184,046	576
	MasterCard, Inc. Class A	2,900	481
	Broadridge Financial
	Solutions LLC	24,525	469
*	Novellus Systems, Inc.	13,100	372
	Accenture Ltd.	7,600	326
*	CDW Corp.	1,358	115
	Harris Corp.	1,800	98
			677,513

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Materials (3.5%)
	Monsanto Co.	195,834	13,227
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	123,954	10,266
	Alcoa Inc.	231,928	9,400
	Praxair, Inc.	123,700	8,905
	E.I. du Pont de
	Nemours & Co.	148,700	7,560
	Nucor Corp.	125,800	7,378
	Dow Chemical Co.	159,800	7,066
	Newmont Mining Corp.
	(Holding Co.)	170,856	6,674
	United States Steel Corp.	53,400	5,807
	Allegheny Technologies Inc.	50,100	5,254
*	The Mosaic Co.	118,300	4,616
	Ecolab, Inc.	101,000	4,313
	Lyondell Chemical Co.	112,500	4,176
*	Owens-Illinois, Inc.	118,100	4,134
	Martin Marietta
	Materials, Inc.	25,500	4,132
	Ball Corp.	76,600	4,073
	Celanese Corp. Series A	105,014	4,072
	Sigma-Aldrich Corp.	94,000	4,011
	Airgas, Inc.	74,700	3,578
	Reliance Steel &
	Aluminum Co.	61,800	3,477
	Carpenter Technology Corp.	25,600	3,336
	Cytec Industries, Inc.	52,200	3,329
*	Pactiv Corp.	104,300	3,326
	Sealed Air Corp.	106,072	3,290
	Albemarle Corp.	69,200	2,666
	Scotts Miracle-Gro Co.	56,400	2,422
	Packaging Corp. of America	91,200	2,308
	Westlake Chemical Corp.	78,800	2,216
	FMC Corp.	22,400	2,002
*	Smurfit-Stone
	Container Corp.	146,750	1,953
	Florida Rock Industries, Inc.	18,500	1,249
	Nalco Holding Co.	31,000	851
	Valspar Corp.	23,400	665
	Vulcan Materials Co.	5,500	630
	Commercial Metals Co.	16,100	544
			152,906
Telecommunication Services (3.8%)
	AT&T Inc.	1,679,579	69,703
	Verizon
	Communications Inc.	701,242	28,870

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Sprint Nextel Corp.	902,467	18,690
	Alltel Corp.	131,884	8,909
*	Qwest Communications
	International Inc.	712,279	6,909
	Embarq Corp.	84,843	5,377
*	American Tower Corp.
	Class A	123,800	5,200
	CenturyTel, Inc.	86,300	4,233
	Windstream Corp.	250,657	3,700
*	Crown Castle
	International Corp.	83,900	3,043
	Citizens
	Communications Co.	195,702	2,988
*	U.S. Cellular Corp.	29,500	2,673
	Telephone &
	Data Systems, Inc.	40,000	2,503
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	33,200	1,911
*	SBA Communications Corp.	9,502	319
			165,028
Utilities (3.6%)
	Exelon Corp.	220,600	16,016
	TXU Corp.	161,100	10,842
	Edison International	140,500	7,885
	Constellation
	Energy Group, Inc.	80,300	7,000
	PG&E Corp.	147,000	6,659
	Sempra Energy	111,800	6,622
*	AES Corp.	300,900	6,584
*	Reliant Energy, Inc.	211,300	5,695
*	Mirant Corp.	131,898	5,625
	Entergy Corp.	51,600	5,539
*	NRG Energy, Inc.	133,000	5,529
*	Allegheny Energy, Inc.	95,989	4,966
	Questar Corp.	90,200	4,767
	Equitable Resources, Inc.	86,300	4,277
	CenterPoint Energy Inc.	223,800	3,894
	Energen Corp.	69,800	3,835
	MDU Resources Group, Inc.	132,750	3,722
	FirstEnergy Corp.	55,900	3,618
	Wisconsin Energy Corp.	81,000	3,583
	Southern Union Co.	108,200	3,526
	CMS Energy Corp.	201,086	3,459
*	Dynegy, Inc.	357,200	3,372
*	Sierra Pacific Resources	191,183	3,357
	Northeast Utilities	110,600	3,137
	Integrys Energy Group, Inc.	61,481	3,119
	Duke Energy Corp.	163,592	2,994

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
NSTAR	92,000	2,985
Aqua America, Inc.	129,483	2,912
SCANA Corp.	74,200	2,841
Dominion Resources, Inc.	31,239	2,696
Southern Co.	64,200	2,201
DPL Inc.	75,000	2,126
FPL Group, Inc.	16,701	948
NiSource, Inc.	35,920	744
UGI Corp. Holding Co.	8,400	229
		157,304
Total Common Stocks
(Cost $2,405,702)		4,373,142
Temporary Cash Investment (0.0%)
1 Vanguard Market
Liquidity Fund, 5.281%
(Cost $1,447)	1,447,427	1,447
Total Investments (100.0%)
(Cost $2,407,149)		4,374,589
Other Assets and Liabilities (0.0%)
Other Assets—Note B		6,166
Liabilities		(6,122)
		44
Net Assets (100%)		4,374,633

Tax-Managed Capital Appreciation Fund

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,847,254
Undistributed Net Investment Income	27,673
Accumulated Net Realized Losses	(467,734)
Unrealized Appreciation	1,967,440
Net Assets	4,374,633

Investor Shares—Net Assets
Applicable to 22,704,903 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	822,767
Net Asset Value Per Share—
Investor Shares	$36.24

Admiral Shares—Net Assets
Applicable to 44,802,260 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,268,899
Net Asset Value Per Share—
Admiral Shares	$72.96

Institutional Shares—Net Assets
Applicable to 7,804,382 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	282,967
Net Asset Value Per Share—
Institutional Shares	$36.26

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (15.6%)
*	Crocs, Inc.	238,712	10,272
	Men’s Wearhouse, Inc.	188,082	9,605
*	Jack in the Box Inc.	124,760	8,850
	Polaris Industries, Inc.	139,039	7,530
*	Sonic Corp.	298,467	6,602
	Pool Corp.	168,092	6,561
*	Tractor Supply Co.	123,219	6,414
*	Guitar Center, Inc.	104,510	6,251
*	Quiksilver, Inc.	434,072	6,133
*	Pinnacle Entertainment, Inc.	204,580	5,759
	Wolverine World Wide, Inc.	200,378	5,552
	Arbitron Inc.	105,289	5,426
*	Live Nation, Inc.	237,120	5,307
*	Panera Bread Co.	113,017	5,206
*	Tween Brands, Inc.	113,223	5,050
	Aaron Rents, Inc.	172,570	5,039
	CKE Restaurants Inc.	243,808	4,893
*	Fossil, Inc.	163,634	4,826
*	The Gymboree Corp.	114,571	4,515
*	Iconix Brand Group Inc.	193,820	4,307
*	Genesco, Inc.	82,192	4,299
*	CEC Entertainment Inc.	118,628	4,176
*	Zale Corp.	174,045	4,144
*	LKQ Corp.	163,937	4,043
*	The Children’s Place
	Retail Stores, Inc.	77,885	4,022
*	Deckers Outdoor Corp.	39,005	3,936
	The Pep Boys
	(Manny, Moe & Jack)	193,835	3,908
	Standard Pacific Corp.	218,232	3,826
	Brown Shoe Co., Inc.	153,414	3,731
*	WMS Industries, Inc.	126,796	3,659
*	Bright Horizons
	Family Solutions, Inc.	92,735	3,608
	Ethan Allen Interiors, Inc.	104,087	3,565
	IHOP Corp.	63,695	3,467
*	Hibbett Sports Inc.	126,340	3,459
*	P.F. Chang’s China Bistro, Inc.	94,852	3,339
	Group 1 Automotive, Inc.	82,732	3,337
	Winnebago Industries, Inc.	111,725	3,298
	Stage Stores, Inc.	155,680	3,263
*	Rare Hospitality
	International Inc.	121,130	3,243
*	Coinstar, Inc.	99,156	3,121
*	The Dress Barn, Inc.	151,450	3,108
	Sonic Automotive, Inc.	107,113	3,103
*	Select Comfort Corp.	187,504	3,041

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	RC2 Corp.	75,053	3,003
*	Blue Nile Inc.	49,663	3,000
*	Skechers U.S.A., Inc.	96,917	2,830
*	JAKKS Pacific, Inc.	98,677	2,777
*	Champion Enterprises, Inc.	272,647	2,680
	K-Swiss, Inc.	94,575	2,679
*	K2 Inc.	175,881	2,672
*	Jos. A. Bank Clothiers, Inc.	64,255	2,665
	The Stride Rite Corp.	129,928	2,632
	Kellwood Co.	90,056	2,532
*	Volcom, Inc.	49,998	2,506
*	Jo-Ann Stores, Inc.	87,070	2,475
	Cato Corp. Class A	112,324	2,464
	Movado Group, Inc.	72,500	2,446
*	Papa John’s
	International, Inc.	84,109	2,419
	Oxford Industries, Inc.	54,131	2,400
*	Red Robin
	Gourmet Burgers, Inc.	59,151	2,388
*	Charlotte Russe Holding Inc.	87,528	2,352
*	Texas Roadhouse, Inc.	182,907	2,339
	Christopher & Banks Corp.	135,506	2,324
*	Pre-Paid Legal Services, Inc.	35,967	2,313
	UniFirst Corp.	50,458	2,223
*	Drew Industries, Inc.	66,896	2,217
*	California Pizza Kitchen, Inc.	102,279	2,197
	Triarc Cos., Inc. Class B	138,582	2,176
*	Keystone Automotive
	Industries, Inc.	52,144	2,157
*	Universal Technical
	Institute Inc.	81,888	2,079
*	Fleetwood Enterprises, Inc.	227,842	2,062
*	Sturm, Ruger & Co., Inc.	132,327	2,054
	Big 5 Sporting Goods Corp.	77,365	1,973
*	Radio One, Inc. Class D	274,304	1,937
	Fred’s, Inc.	142,644	1,909
*	Shuffle Master, Inc.	113,630	1,886
*	Meritage Corp.	70,186	1,877
	The Marcus Corp.	77,377	1,838
	Landry’s Restaurants, Inc.	60,740	1,838
	Superior Industries
	International, Inc.	81,561	1,775
*	Hot Topic, Inc.	157,493	1,712
*	Vertrue Inc.	34,864	1,701
*	Steak n Shake Co.	100,496	1,677
	O’Charley’s Inc.	83,113	1,676
	La-Z-Boy Inc.	139,815	1,602
	CPI Corp.	22,852	1,588
	Lithia Motors, Inc.	56,639	1,435
	Finish Line, Inc.	154,020	1,403
	Monaco Coach Corp.	95,221	1,366
	Tuesday Morning Corp.	105,631	1,306
	Building Materials

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Holding Corp.	89,985	1,277
*	Multimedia Games Inc.	98,946	1,263
	Stein Mart, Inc.	97,171	1,191
	Nautilus Inc.	96,024	1,156
*	MarineMax, Inc.	56,424	1,130
	Libbey, Inc.	51,531	1,112
	National Presto
	Industries, Inc.	16,772	1,046
*	Midas Inc.	44,314	1,005
*	Monarch
	Casino & Resort, Inc.	37,351	1,003
*	Peet’s Coffee & Tea Inc.	40,542	999
	M/I Homes, Inc.	36,264	965
	Arctic Cat, Inc.	46,121	913
*	PetMed Express, Inc.	68,636	881
*	Audiovox Corp.	65,449	849
*	Russ Berrie and Co., Inc.	42,607	794
*	4Kids Entertainment Inc.	47,386	711
	Triarc Cos., Inc. Class A	43,900	697
*	Cost Plus, Inc.	78,423	665
	Standard Motor
	Products, Inc.	42,896	645
	Coachmen Industries, Inc.	56,404	545
	Skyline Corp.	18,053	542
	Bassett Furniture
	Industries, Inc.	27,706	378
*	Ashworth, Inc.	53,273	373
*	Ruth’s Chris Steak House	11,858	201
			328,695
Consumer Staples (4.1%)
	Corn Products
	International, Inc.	253,819	11,536
*	NBTY, Inc.	200,733	8,672
	Flowers Foods, Inc.	183,790	6,131
	Longs Drug Stores, Inc.	101,033	5,306
*	Ralcorp Holdings, Inc.	98,768	5,279
	Casey’s General Stores, Inc.	178,883	4,876
*	Chattem, Inc.	66,369	4,206
*	Performance Food Group Co.	123,961	4,027
*	Hain Celestial Group, Inc.	139,677	3,791
*	Playtex Products, Inc.	223,858	3,315
*	Alliance One
	International, Inc.	311,688	3,132
*	TreeHouse Foods Inc.	110,472	2,940
*	Central Garden & Pet Co.
	Class A	237,980	2,791
*	The Great Atlantic &
	Pacific Tea Co., Inc.	80,611	2,704
	Lance, Inc.	110,420	2,601
	Sanderson Farms, Inc.	56,553	2,546
	Spartan Stores, Inc.	77,165	2,539
*	United Natural Foods, Inc.	95,100	2,528
	Nash-Finch Co.	48,748	2,413

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	WD-40 Co.	60,581	1,991
	J & J Snack Foods Corp.	48,831	1,843
*	Spectrum Brands Inc.	114,656	776
			85,943
Energy (6.3%)
*	Helix Energy
	Solutions Group, Inc.	323,770	12,922
	Cabot Oil & Gas Corp.	342,223	12,621
*	Unit Corp.	164,938	10,376
*	Oceaneering
	International, Inc.	196,286	10,332
	St. Mary Land &
	Exploration Co.	214,971	7,872
	Massey Energy Co.	286,776	7,643
*	TETRA Technologies, Inc.	257,231	7,254
*	SEACOR Holdings Inc.	75,892	7,085
*	Atwood Oceanics, Inc.	95,794	6,573
*	W-H Energy Services, Inc.	104,759	6,486
	Penn Virginia Corp.	133,760	5,377
*	Swift Energy Co.	101,871	4,356
	World Fuel Services Corp.	101,347	4,263
*	Bristow Group, Inc.	83,315	4,128
*	Input/Output, Inc.	250,066	3,904
*	Dril-Quip, Inc.	85,880	3,860
	Lufkin Industries, Inc.	54,483	3,517
	CARBO Ceramics Inc.	72,293	3,167
*	Hornbeck Offshore
	Services, Inc.	79,491	3,081
*	Petroleum
	Development Corp.	57,658	2,738
*	Matrix Service Co.	82,843	2,059
*	Stone Energy Corp.	59,329	2,033
			131,647
Financials (13.8%)
*	Philadelphia Consolidated
	Holding Corp.	204,043	8,529
	East West Bancorp, Inc.	218,682	8,502
	Whitney Holdings Corp.	235,020	7,074
*	ProAssurance Corp.	118,299	6,586
	UCBH Holdings, Inc.	354,203	6,471
*	Investment
	Technology Group, Inc.	148,198	6,421
	Delphi Financial Group, Inc.	153,109	6,403
	First Midwest Bancorp, Inc.	178,074	6,323

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Zenith National
	Insurance Corp.	131,618	6,198
	LandAmerica
	Financial Group, Inc.	62,271	6,009
	First Republic Bank	109,430	5,872
	Kilroy Realty Corp. REIT	82,348	5,834
	Chittenden Corp.	165,392	5,780
	Hilb, Rogal and Hamilton Co.	128,910	5,525
	The South
	Financial Group, Inc.	243,667	5,517
	Essex Property Trust, Inc.
	REIT	47,081	5,476
	Selective Insurance Group	191,669	5,152
	MAF Bancorp, Inc.	94,376	5,121
	Umpqua Holdings Corp.	211,551	4,974
	Sterling Financial Corp.	171,161	4,953
	Downey Financial Corp.	69,621	4,594
	Colonial Properties Trust
	REIT	116,759	4,256
	R.L.I. Corp.	75,756	4,239
	Cash America
	International Inc.	105,922	4,200
*	Piper Jaffray Cos., Inc.	73,181	4,078
	Susquehanna
	Bancshares, Inc.	180,702	4,042
	Senior Housing
	Properties Trust REIT	197,965	4,029
	Prosperity Bancshares, Inc.	122,390	4,009
	Lexington Realty Trust REIT	186,610	3,881
*	Signature Bank	112,142	3,824
	United Bankshares, Inc.	119,866	3,812
	National Retail Properties
	REIT	173,539	3,794
	Glacier Bancorp, Inc.	186,207	3,789
	United Community
	Banks, Inc.	141,035	3,651
	Alabama National
	BanCorporation	58,965	3,646
	Infinity Property &
	Casualty Corp.	70,611	3,582
	Wintrust Financial Corp.	81,218	3,561
	Boston Private
	Financial Holdings, Inc.	130,463	3,506
	Provident Bankshares Corp.	106,882	3,504
	Entertainment
	Properties Trust REIT	65,051	3,498
	Portfolio Recovery
	Associates, Inc.	56,775	3,408
	Mid-America Apartment
	Communities, Inc. REIT	63,204	3,317

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	First BanCorp Puerto Rico	294,737	3,239
	Tanger Factory
	Outlet Centers, Inc. REIT	83,238	3,117
*	First Federal Financial Corp.	54,904	3,115
	Financial Federal Corp.	98,143	2,927
	Sterling Bancshares, Inc.	257,181	2,909
*	World Acceptance Corp.	64,906	2,773
	EastGroup Properties, Inc.
	REIT	63,281	2,773
	United Fire & Casualty Co.	74,888	2,650
	Sovran Self Storage, Inc.
	REIT	54,577	2,628
	Fremont General Corp.	241,407	2,598
	Stewart Information
	Services Corp.	65,021	2,590
	Hanmi Financial Corp.	131,078	2,236
	Acadia Realty Trust REIT	86,170	2,236
	Tower Group, Inc.	69,122	2,205
	First Commonwealth
	Financial Corp.	201,722	2,203
	Brookline Bancorp, Inc.	187,047	2,153
*	First Cash Financial
	Services, Inc.	90,597	2,124
	Community
	Bank System, Inc.	106,071	2,124
	Safety Insurance Group, Inc.	51,149	2,118
	BankUnited Financial Corp.	102,394	2,055
	Parkway Properties Inc. REIT	42,003	2,017
	SWS Group, Inc.	87,302	1,887
	Corus Bankshares Inc.	105,059	1,813
	PrivateBancorp, Inc.	60,458	1,741
	Cascade Bancorp	74,445	1,723
	Anchor Bancorp
	Wisconsin Inc.	64,291	1,684
*	Triad Guaranty, Inc.	41,893	1,673
	Bank Mutual Corp.	144,502	1,666
	Presidential Life Corp.	76,678	1,507
	Flagstar Bancorp, Inc.	122,546	1,477
	Kite Realty Group Trust REIT	76,561	1,456
*	LaBranche & Co. Inc.	190,076	1,403
	Dime Community
	Bancshares	97,466	1,286
	Frontier Financial Corp.	56,929	1,283
	TrustCo Bank NY	128,944	1,274
	LTC Properties, Inc. REIT	46,588	1,060
*	Tradestation Group Inc.	90,862	1,059
	Nara Bancorp, Inc.	65,061	1,036
*	Franklin Bank Corp.	69,254	1,032
	Independent Bank Corp. (MI)	55,844	961
*	SCPIE Holdings Inc.	36,168	904

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	First Indiana Corp.	38,905	861
	Irwin Financial Corp.	52,494	786
	Wilshire Bancorp Inc.	36,331	443
	First Financial Bancorp	26,815	402
	Central Pacific Financial Co.	9,440	312
	PS Business Parks, Inc. REIT	3,087	196
	Medical Properties Trust Inc.
	REIT	13,900	184
*	Rewards Network Inc.	32,180	131
	Sterling Bancorp	2,200	35
	BankAtlantic Bancorp, Inc.
	Class A	3,770	32
			291,037
Health Care (11.4%)
*	Respironics, Inc.	259,084	11,034
*	Hologic, Inc.	189,264	10,468
*	IDEXX Laboratories Corp.	110,256	10,434
*	Pediatrix Medical Group, Inc.	172,449	9,511
	Cooper Cos., Inc.	159,877	8,525
*	Sierra Health Services, Inc.	203,368	8,456
*	Immucor Inc.	244,676	6,844
*	Sunrise Senior Living, Inc.	158,610	6,343
*	MGI Pharma, Inc.	282,620	6,322
	Chemed Corp.	94,742	6,280
	Mentor Corp.	146,009	5,940
*	Dionex Corp.	70,888	5,032
	Owens & Minor, Inc.
	Holding Co.	142,642	4,984
*	Haemonetics Corp.	94,266	4,959
*	Genesis Healthcare Corp.	70,409	4,817
*	American Medical
	Systems Holdings, Inc.	247,856	4,471
*	Healthways, Inc.	93,960	4,451
*	ArthroCare Corp.	95,221	4,181
*	Allscripts
	Healthcare Solutions, Inc.	163,683	4,171
*	PAREXEL International Corp.	97,529	4,102
*	AMERIGROUP Corp.	166,424	3,961
	Alpharma, Inc. Class A	151,747	3,947
*	Regeneron
	Pharmaceuticals, Inc.	219,551	3,934
*	inVentiv Health, Inc.	106,711	3,907
	Analogic Corp.	49,761	3,658
	LCA-Vision Inc.	73,997	3,497
*	Integra LifeSciences
	Holdings	69,803	3,450
*	DJ Orthopedics Inc.	83,458	3,444
	PolyMedica Corp.	82,062	3,352
*	Amedisys Inc.	91,687	3,331
*	Centene Corp.	154,589	3,311

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	ViroPharma Inc.	228,069	3,147
*	HealthExtras, Inc.	105,758	3,128
*	CONMED Corp.	99,957	2,927
*	Martek Biosciences Corp.	110,500	2,870
*	SurModics, Inc.	55,824	2,791
*	AmSurg Corp.	107,104	2,585
*	Greatbatch, Inc.	78,546	2,545
*	PSS World Medical, Inc.	138,546	2,524
	Meridian Bioscience Inc.	115,423	2,500
*	Sciele Pharma, Inc.	105,181	2,478
*	Matria Healthcare, Inc.	76,383	2,313
*	ICU Medical, Inc.	52,370	2,249
*	Pharmanet
	Development Group, Inc.	65,653	2,093
	Invacare Corp.	113,700	2,084
*	Noven Pharmaceuticals, Inc.	88,021	2,064
*	Savient Pharmaceuticals Inc.	164,924	2,048
*	Palomar Medical
	Technologies, Inc.	58,881	2,044
*	Gentiva Health Services, Inc.	97,134	1,949
*	Digene Corp.	32,394	1,945
	Datascope Corp.	45,379	1,737
*	Enzo Biochem, Inc.	111,000	1,659
	Vital Signs, Inc.	27,901	1,550
	Option Care, Inc.	94,251	1,451
*	Res-Care, Inc.	68,472	1,447
*	Odyssey Healthcare, Inc.	121,924	1,446
*	Kendle International Inc.	38,677	1,422
*	Cross Country
	Healthcare, Inc.	77,757	1,297
*	Bradley
	Pharmaceuticals, Inc.	58,581	1,272
*	Merit Medical Systems, Inc.	97,801	1,170
*	Cyberonics, Inc.	67,830	1,141
*	CryoLife Inc.	80,462	1,047
*	RehabCare Group, Inc.	61,322	873
*	AMN Healthcare
	Services, Inc.	39,492	869
*	Hooper Holmes, Inc.	243,467	816
*	ArQule, Inc.	101,109	713
*	Possis Medical Inc.	61,557	670
*	Theragenics Corp.	118,907	496
*	Osteotech, Inc.	61,800	445
*	BioLase Technology, Inc.	29,073	176
*	Kensey Nash Corp.	1,500	40
			239,138
Industrials (19.6%)
	The Manitowoc Co., Inc.	219,985	17,682
*	Shaw Group, Inc.	287,312	13,300
	IDEX Corp.	286,957	11,059
*	Kansas City Southern	271,601	10,196
	Landstar System, Inc.	199,496	9,626
	Acuity Brands, Inc.	158,659	9,564
*	Armor Holdings, Inc.	107,307	9,322
*	URS Corp.	186,649	9,062
	Belden CDT Inc.	158,551	8,776
	The Toro Co.	145,944	8,595
*	EMCOR Group, Inc.	113,250	8,256
	Watson Wyatt &
	Co. Holdings	150,680	7,606
*	Gardner Denver Inc.	178,633	7,601
*	United Stationers, Inc.	111,369	7,422
*	Waste Connections, Inc.	243,020	7,349
	Curtiss-Wright Corp.	157,069	7,321
*	Kirby Corp.	189,187	7,263
	Baldor Electric Co.	146,313	7,210
*	Ceradyne, Inc.	96,596	7,144

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Lennox International Inc.	204,585	7,003
	CLARCOR Inc.	182,365	6,826
	Brady Corp. Class A	182,711	6,786
*	Moog Inc.	150,261	6,628
*	Teledyne Technologies, Inc.	123,423	5,671
*	EGL, Inc.	121,888	5,665
	Woodward Governor Co.	104,751	5,622
	Briggs & Stratton Corp.	174,967	5,522
	Skywest, Inc.	228,758	5,451
	Kaydon Corp.	100,451	5,236
*	Hub Group, Inc.	145,490	5,115
	Regal-Beloit Corp.	106,020	4,934
	Watsco, Inc.	86,796	4,722
	Barnes Group, Inc.	142,356	4,510
	Valmont Industries, Inc.	61,184	4,452
*	Esterline Technologies Corp.	91,254	4,408
	Simpson Manufacturing Co.	130,494	4,403
	Mueller Industries Inc.	126,783	4,366
*	AAR Corp.	130,897	4,321
	Equifax, Inc.	96,079	4,268
*	Labor Ready, Inc.	182,413	4,216
	Albany International Corp.	103,205	4,174
*	Tetra Tech, Inc.	191,820	4,134
	ABM Industries Inc.	155,334	4,009
	Knight Transportation, Inc.	204,401	3,961
	Applied Industrial
	Technology, Inc.	133,783	3,947
	Triumph Group, Inc.	58,418	3,825
	Watts Water
	Technologies, Inc.	99,542	3,730
	Forward Air Corp.	108,545	3,700
	Interface, Inc.	185,570	3,500
	Arkansas Best Corp.	89,048	3,470
*	Mobile Mini, Inc.	118,671	3,465
	Heartland Express, Inc.	211,275	3,444
*	Heidrick &
	Struggles International, Inc.	65,265	3,344
	Viad Corp.	78,919	3,328
*	NCI Building Systems, Inc.	66,239	3,268
*	EnPro Industries, Inc.	75,982	3,251
	A.O. Smith Corp.	80,909	3,227
	Robbins & Myers, Inc.	60,568	3,218
	G & K Services, Inc. Class A	76,174	3,010
*	Old Dominion
	Freight Line, Inc.	99,036	2,986
	Cascade Corp.	37,735	2,960
*	Consolidated Graphics, Inc.	42,039	2,912
	Healthcare Services
	Group, Inc.	98,395	2,903

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Astec Industries, Inc.	67,074	2,832
	Universal Forest
	Products, Inc.	66,950	2,829
	Apogee Enterprises, Inc.	100,661	2,800
	Kaman Corp. Class A	86,268	2,691
	Administaff, Inc.	79,777	2,672
*	GenCorp, Inc.	199,731	2,610
*	School Specialty, Inc.	64,268	2,278
	Tredegar Corp.	101,191	2,155
	Bowne & Co., Inc.	109,198	2,130
*	Griffon Corp.	92,980	2,025
	EDO Corp.	58,729	1,930
*	Insituform Technologies Inc.
	Class A	87,140	1,901
*	Spherion Corp.	201,428	1,891
	Lindsay Manufacturing Co.	41,388	1,833
	Cubic Corp.	55,496	1,675
	Wabash National Corp.	110,524	1,617
	CDI Corp.	46,558	1,499
*	On Assignment, Inc.	124,895	1,339
*	A.S.V., Inc.	73,780	1,275
	Standex International Corp.	44,603	1,269
	Vicor Corp.	69,807	924
*	Lydall, Inc.	58,138	849
*	Volt Information Sciences Inc.	45,872	846
*	Mesa Air Group Inc.	125,592	830
	Angelica Corp.	33,650	709
	Applied Signal
	Technology, Inc.	43,682	682
	Lawson Products, Inc.	16,382	634
*	Frontier Airlines
	Holdings, Inc.	100,789	564
	The Standard Register Co.	48,438	552
*	Magnatek, Inc.	105,891	545
*	C & D Technologies, Inc.	93,032	521
			413,152
Information Technology (17.0%)
*	Trimble Navigation Ltd.	421,063	13,558
*	Varian Semiconductor
	Equipment Associates, Inc.	303,216	12,147
*	FLIR Systems, Inc.	240,982	11,145
	FactSet
	Research Systems Inc.	134,058	9,163
*	Anixter International Inc.	120,249	9,044
*	Itron, Inc.	106,297	8,285
*	MICROS Systems, Inc.	143,866	7,826
*	ANSYS, Inc.	275,486	7,300
*	THQ Inc.	232,306	7,090
*	Arris Group Inc.	383,972	6,754

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Microsemi Corp.	268,043	6,420
*	j2 Global
	Communications, Inc.	176,937	6,175
*	eFunds Corp.	167,040	5,895
*	Benchmark Electronics, Inc.	255,811	5,786
*	CACI International, Inc.	109,381	5,343
*	Cymer, Inc.	132,567	5,329
*	Take-Two
	Interactive Software, Inc.	258,831	5,169
*	Brooks Automation, Inc.	268,966	4,882
*	Progress Software Corp.	146,439	4,655
*	Informatica Corp.	309,232	4,567
*	NETGEAR, Inc.	121,583	4,407
*	Skyworks Solutions, Inc.	579,246	4,257
	Technitrol, Inc.	145,004	4,157
*	ATMI, Inc.	131,067	3,932
	United Online, Inc.	234,731	3,871
*	Comtech
	Telecommunications Corp.	82,410	3,825
*	Plexus Corp.	164,822	3,789
*	Insight Enterprises, Inc.	166,621	3,761
*	Aeroflex, Inc.	261,990	3,712
*	MKS Instruments, Inc.	132,025	3,657
*	Websense, Inc.	169,624	3,605
	Cognex Corp.	156,688	3,527
*	Checkpoint Systems, Inc.	139,044	3,511
	Blackbaud, Inc.	157,704	3,482
*	Coherent, Inc.	111,339	3,397
	MAXIMUS, Inc.	76,931	3,337
*	Synaptics Inc.	92,531	3,312
*	SPSS, Inc.	70,617	3,117
*	Epicor Software Corp.	206,079	3,064
*	Cabot Microelectronics Corp.	84,816	3,010
*	FEI Co.	92,622	3,007
*	Diodes Inc.	71,021	2,967
	MTS Systems Corp.	65,171	2,911
*	Advanced Energy
	Industries, Inc.	126,229	2,860
*	Avid Technology, Inc.	80,276	2,838
*	AMIS Holdings Inc.	226,167	2,832
*	ViaSat, Inc.	87,565	2,811
*	Novatel Wireless, Inc.	107,059	2,786
*	Standard Microsystem Corp.	80,094	2,750
*	Manhattan Associates, Inc.	97,143	2,711
*	ScanSource, Inc.	84,485	2,703
*	Littelfuse, Inc.	79,918	2,699
	InfoSpace, Inc.	112,011	2,600
	Daktronics, Inc.	119,548	2,568
*	Blue Coat Systems, Inc.	51,740	2,562

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Harmonic, Inc.	281,222	2,494
*	Brightpoint, Inc.	180,332	2,487
	Agilysys, Inc.	109,931	2,473
*	C-COR Inc.	174,533	2,454
*	Axcelis Technologies, Inc.	360,677	2,341
	Black Box Corp.	55,789	2,309
*	Veeco Instruments, Inc.	110,634	2,295
	Quality Systems, Inc.	60,221	2,287
*	Concur Technologies, Inc.	99,652	2,277
*	Photronics, Inc.	147,985	2,202
*	Electro Scientific
	Industries, Inc.	103,677	2,156
*	Kulicke &
	Soffa Industries, Inc.	205,390	2,150
	Methode Electronics, Inc.
	Class A	133,251	2,085
*	JDA Software Group, Inc.	105,229	2,066
	Park Electrochemical Corp.	71,958	2,028
*	Sykes Enterprises, Inc.	105,510	2,004
*	ManTech International Corp.	64,715	1,995
*	TTM Technologies, Inc.	145,113	1,886
*	DSP Group Inc.	91,262	1,868
	Inter-Tel, Inc.	76,243	1,824
	Cohu, Inc.	81,245	1,808
*	Bankrate, Inc.	37,494	1,797
*	Secure Computing Corp.	230,525	1,750
*	Ansoft Corp.	59,047	1,741
*	Exar Corp.	129,858	1,740
*	Authorize.Net Holdings Inc.	96,770	1,731
*	Stratasys, Inc.	35,326	1,660
	CTS Corp.	127,636	1,616
*	Ciber, Inc.	192,759	1,577
*	Hutchinson Technology, Inc.	80,886	1,521
	X-Rite Inc.	101,662	1,502
*	LoJack Corp.	67,309	1,500
*	Rudolph Technologies, Inc.	89,174	1,481
	Gevity HR, Inc.	76,296	1,475
*	SI International Inc.	44,368	1,465
	Bel Fuse, Inc. Class B	42,657	1,452
*	Symmetricom Inc.	165,961	1,394
*	Adaptec, Inc.	359,821	1,371
*	Intevac, Inc.	63,988	1,360
*	Supertex, Inc.	42,617	1,336
*	Digi International, Inc.	90,370	1,332
*	Actel Corp.	92,219	1,283
*	EPIQ Systems, Inc.	77,373	1,250
*	Radiant Systems, Inc.	92,302	1,222
*	Ultratech, Inc.	83,308	1,110
*	Pericom Semiconductor Corp.	94,612	1,056

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Mercury Computer
	Systems, Inc.	79,344	968
*	Ditech Networks Inc.	118,056	967
*	Gerber Scientific, Inc.	82,512	959
*	Kopin Corp.	241,661	942
*	Rogers Corp.	25,200	932
*	Network Equipment
	Technologies, Inc.	90,322	862
*	Phoenix Technologies Ltd.	92,112	776
*	Bell Microproducts Inc.	109,718	715
*	PC-Tel, Inc.	80,574	705
*	Neoware Systems, Inc.	52,068	705
*	Photon Dynamics, Inc.	60,644	661
*	Miva Inc.	100,346	652
	Keithley Instruments Inc.	51,845	651
*	Napster, Inc.	161,647	550
*	Captaris Inc.	102,544	525
*	Tollgrade
	Communications, Inc.	48,265	509
*	RadiSys Corp.	38,455	477
	Startek, Inc.	41,400	447
*	Catapult
	Communications Corp.	36,724	364
*	Planar Systems, Inc.	25,591	192
*	Sonic Solutions, Inc.	3,900	49
			356,687
Materials (6.0%)
	Chaparral Steel Co.	165,003	11,859
	Carpenter Technology Corp.	90,742	11,825
	Cleveland-Cliffs Inc.	145,887	11,331
	AptarGroup Inc.	249,208	8,862
	Texas Industries, Inc.	96,521	7,568
	H.B. Fuller Co.	215,312	6,436
	Quanex Corp.	131,149	6,387
*	RTI International Metals, Inc.	81,429	6,137
*	OM Group, Inc.	105,665	5,592
*	Century Aluminum Co.	93,969	5,134
	Rock-Tenn Co.	122,174	3,875
	Ryerson Tull, Inc.	92,978	3,501
	Arch Chemicals, Inc.	86,529	3,041
*	Brush Engineered
	Materials Inc.	71,788	3,014
	Wausau Paper Corp.	179,969	2,412
*	PolyOne Corp.	331,864	2,386
	Deltic Timber Corp.	43,476	2,383
	Myers Industries, Inc.	104,646	2,314
	Neenah Paper Inc.	52,748	2,176
	Gibraltar Industries Inc.	96,709	2,142
	AMCOL International Corp.	77,699	2,122
	A. Schulman Inc.	86,798	2,112

Tax-Managed Small-Cap Fund

Market
Value•
Shares	($000)
*	Buckeye Technology, Inc.	135,102	2,090
Georgia Gulf Corp.	110,082	1,994
Tronox Inc. Class B	133,098	1,870
A.M. Castle & Co.	48,584	1,745
Schweitzer-Mauduit
International, Inc.	55,780	1,729
*	Omnova Solutions Inc.	149,955	907
Penford Corp.	32,149	877
*	Headwaters Inc.	50,679	875
Quaker Chemical Corp.	35,942	848
*	Material Sciences Corp.	32,013	377
125,921
Telecommunication Services (0.2%)
CT Communications, Inc.	71,978	2,196
*	General Communication, Inc.	165,621	2,122
4,318
Utilities (5.0%)
Energen Corp.	259,466	14,255
Southern Union Co.	383,623	12,502
UGI Corp. Holding Co.	362,556	9,891
Atmos Energy Corp.	314,327	9,449
Piedmont Natural Gas, Inc.	265,970	6,556
ALLETE, Inc.	108,238	5,093
New Jersey Resources Corp.	99,030	5,053
Southwest Gas Corp.	149,338	5,049
Cleco Corp.	204,964	5,022
Northwest Natural Gas Co.	97,175	4,489
*	El Paso Electric Co.	171,045	4,201
UniSource Energy Corp.	124,869	4,107
Avista Corp.	187,428	4,039
South Jersey Industries, Inc.	103,681	3,668
UIL Holdings Corp.	81,663	2,703
The Laclede Group, Inc.	69,860	2,227
CH Energy Group, Inc.	48,175	2,166
American States Water Co.	60,728	2,160
Central Vermont
Public Service Corp.	38,332	1,444
Cascade Natural Gas Corp.	41,168	1,087
105,161
Exchange-Traded Fund (0.7%)
1	Vanguard REIT ETF	200,000	14,140
Total Common Stocks
(Cost $1,304,527)	2,095,839
Temporary Cash Investment (0.3%)
2 Vanguard Market
Liquidity Fund, 5.281%
(Cost $6,151)	6,150,917	6,151

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Total Investments (100.0%)
(Cost $1,310,678)		2,101,990
Other Assets and Liabilities (0.0%)
Other Assets—Note B		2,891
Liabilities		(2,761)
		130
Net Assets (100%)		2,102,120

At June 30, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	1,275,447
Undistributed Net Investment Income	8,047
Accumulated Net Realized Gains	27,314
Unrealized Appreciation	791,312
Net Assets	2,102,120

Investor Shares—Net Assets
Applicable to 69,137,645 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,931,692
Net Asset Value Per Share—
Investor Shares	$27.94

Institutional Shares—Net Assets
Applicable to 6,087,620 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	170,428
Net Asset Value Per Share—
Institutional Shares	$28.00

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed International Fund

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)
Australia (6.0%)
BHP Billiton Ltd.	577,256	17,249
Commonwealth
Bank of Australia	213,193	9,974
National Australia Bank Ltd.	268,802	9,342
Australia & New Zealand
Bank Group Ltd.	305,179	7,496
Westpac Banking Corp., Ltd.	306,388	6,653
Woolworths Ltd.	198,698	4,541
Rio Tinto Ltd.	48,296	4,029
QBE Insurance Group Ltd.	139,913	3,692
Macquarie Bank Ltd.	43,790	3,145
Woodside Petroleum Ltd.	80,248	3,102
Brambles Ltd.	265,848	2,741
AMP Ltd.	318,686	2,729
Suncorp-Metway Ltd.	157,225	2,685
Coles Group Ltd.	190,874	2,606
Wesfarmers Ltd.	66,705	2,583
Rinker Group Ltd.	156,672	2,497
CSL Ltd.	31,699	2,360
Telstra Corp. Ltd.	496,392	1,931
Foster’s Group Ltd.	343,942	1,856
Insurance Australia
Group Ltd.	303,889	1,466
Orica Ltd.	55,641	1,402
Alumina Ltd.	209,091	1,385
Zinifex Ltd.	87,219	1,383
Tabcorp Holdings Ltd.	94,191	1,369
Origin Energy Ltd.	158,044	1,329
Australian Stock
Exchange Ltd.	31,730	1,307
Santos Ltd.	108,775	1,284
Transurban Group	188,058	1,275
Newcrest Mining Ltd.	62,506	1,206
Toll Holdings Ltd.	97,296	1,192
Alinta Ltd.	92,425	1,192
BlueScope Steel Ltd.	132,163	1,157
Babcock & Brown Ltd.	41,689	1,130
Lend Lease Corp.	67,566	1,061
Amcor Ltd.	166,550	1,055
AGL Energy Ltd.	81,194	1,043
AXA Asia Pacific
Holdings Ltd.	165,629	1,041

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Publishing &
	Broadcasting Ltd.	60,093	996
	Leighton Holdings Ltd.	27,561	961
	Qantas Airways Ltd.	193,461	918
	WorleyParsons Ltd.	31,720	912
	John Fairfax Holdings Ltd.	225,626	898
*	Asciano Group	103,832	892
	Computershare Ltd.	89,894	858
	Tattersall’s Ltd.	212,839	847
	Boral Ltd.	113,754	844
	Coca-Cola Amatil Ltd.	101,731	821
	Aristocrat Leisure Ltd.	67,519	821
	Telstra Corp. Installment
	Receipt Exp. 3/31/08	300,016	789
*	Paladin Resources Ltd.	112,746	783
	Sonic Healthcare Ltd.	59,615	760
	James Hardie Industries NV	96,516	712
*	Fortescue Metals Group Ltd.	23,186	662
	OneSteel Ltd.	119,415	650
	Perpetual Trustees
	Australia Ltd.	8,928	593
	Caltex Australia Ltd.	29,514	591
	Billabong International Ltd.	38,013	577
	Cochlear Ltd.	10,933	565
	CSR Ltd.	184,450	543
	Harvey Norman
	Holdings Ltd.	120,957	541
	Symbion Health Ltd.	145,718	504
	Macquarie Airports Group	146,209	500
	Goodman Fielder Ltd.	241,247	496
	Lion Nathan Ltd.	62,429	490
	Macquarie Communications
	Infrastructure Group	89,973	481
	Challenger Financial
	Services Group Ltd.	95,966	473
	ABC Learning Centres Ltd.	77,911	456
	Downer EDI Ltd.	68,785	429
	Futuris Corp., Ltd.	177,109	417
	Ansell Ltd.	38,408	397
	APN News & Media Ltd.	75,520	374
	Pacific Brands Ltd.	123,807	362
	Paperlinx Ltd.	107,186	337
	Iluka Resources Ltd.	61,086	318
			137,056
Austria (0.6%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	32,511	2,534
	OMV AG	28,733	1,917

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Voestalpine AG	20,015	1,682
	Telekom Austria AG	65,832	1,639
*	Meinl European Land Ltd.	54,691	1,568
	Raiffeisen International
	Bank-Holding AG	6,824	1,078
	Wienerberger AG	13,498	993
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	15,348	785
	Andritz AG	8,112	534
	Wiener Staedtische
	Allgemeine Versicherung AG	6,571	468
*	RHI AG	6,705	366
	Mayr-Melnhof Karton AG	1,375	312
*	BETandWIN.com
	Interactive Entertainment AG	6,928	228
	Flughafen Wien AG	2,101	207
			14,311
Belgium (1.2%)
	Fortis	205,704	8,719
	KBC Bank &
	Verzekerings Holding	30,753	4,145
	Dexia	89,749	2,803
	InBev	29,060	2,302
	Solvay SA	11,320	1,782
	Belgacom SA	29,105	1,288
	Delhaize Group	11,051	1,085
	Umicore	4,545	985
	UCB SA	15,549	920
	Colruyt NV	3,106	648
	Mobistar SA	6,763	576
	Agfa Gevaert NV	19,780	510
	Omega Pharma SA	4,845	419
	Bekaert NV	2,850	418
	Cofinimmo	2,156	411
	D’Ieteren SA	793	354
	Compagnie
	Maritime Belge SA	4,434	310
	Euronav SA	7,712	281
	Barco NV	1,397	130
			28,086
Denmark (0.9%)
	Novo Nordisk A/S B Shares	39,594	4,307
	Danske Bank A/S	76,080	3,111
	AP Moller-Maersk
	A/S B Shares	173	2,081
*	Vestas Wind Systems A/S	29,905	1,962
	Novozymes A/S	8,524	988

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Carlsberg A/S B Shares	6,206	750
	Danisco A/S	9,129	681
	DSV A/S	33,000	646
	Sydbank A/S	12,611	603
*	Topdanmark A/S	3,500	597
*	William Demant A/S	5,500	545
*	Jyske Bank A/S	7,335	529
	FLS Industries A/S B Shares	5,788	453
	Trygvesta A/S	5,738	451
	Coloplast A/S B Shares	5,050	409
*	GN Store Nord A/S	32,367	382
	H. Lundbeck A/S	13,118	332
	Dampskibsselskabet Torm A/S	7,270	271
	NKT Holding A/S	2,140	212
	Bang & Olufsen A/S B Shares	1,709	204
	East Asiatic Co. A/S	1,950	107
			19,621
Finland (1.7%)
	Nokia Oyj	664,532	18,664
	Fortum Oyj	68,415	2,138
	Sampo Oyj A Shares	71,372	2,055
	UPM-Kymmene Oyj	76,061	1,872
	Stora Enso Oyj R Shares	84,345	1,587
	Metso Oyj	22,040	1,297
	Neste Oil Oyj	23,781	932
	Kone Oyj	14,630	920
	Rautaruuki Oyj	14,370	918
	Kesko Oyj	12,660	840
	YIT Oyj	23,762	746
	Nokian Renkaat Oyj	20,490	718
	Wartsila Oyj B Shares	10,675	702
	Elisa Oyj Class A	24,243	661
	Outokumpu Oyj A Shares	16,600	558
	KCI Konecranes Oyj	12,550	524
	Uponor Oyj	12,590	489
	Cargotec Corp.	7,817	481
	SanomaWSOY Oyj	14,124	446
	OKO Bank (Osuuspankkien
	Keskuspankki Oyj)	23,369	433
	TietoEnator Oyj B Shares	12,255	394
	Orion Oyj	14,600	365
	Amer Sports Oyj A Shares	13,971	345
			38,085
France (9.8%)
	Total SA	353,088	28,628
	BNP Paribas SA	136,220	16,181
	Sanofi-Aventis	166,801	13,475

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Societe Generale Class A	60,118	11,139
	AXA	256,634	11,032
	Suez SA	163,957	9,373
	Vivendi SA	184,258	7,926
	France Telecom SA	272,489	7,473
	Carrefour SA	95,413	6,701
	Cie. de St. Gobain SA	54,388	6,093
	Groupe Danone	73,224	5,914
	Air Liquide SA	40,835	5,358
	Schneider Electric SA	35,888	5,028
	Renault SA	31,117	4,991
	Vinci SA	66,391	4,955
	L’Oreal SA	41,479	4,903
	Lafarge SA	25,462	4,641
	LVMH Louis Vuitton
	Moet Hennessy	39,678	4,566
	Credit Agricole SA	109,530	4,445
	Veolia Environnement	54,374	4,271
	Compagnie Generale des
	Etablissements Michelin SA	24,256	3,390
	Pernod Ricard SA	15,173	3,350
	Alcatel-Lucent	237,159	3,317
*	Alstom	17,052	2,843
	Bouygues SA	33,221	2,783
	Accor SA	30,765	2,720
	Pinault-Printemps-Redoute SA	13,428	2,342
	Vallourec SA	7,144	2,284
	STMicroelectronics NV	111,604	2,151
	PSA Peugeot Citroen	26,339	2,122
	Unibail Co.	8,052	2,059
	Essilor International SA	16,974	2,022
	Alcatel-Lucent ADR	132,540	1,856
	Lagardere S.C.A.	20,677	1,793
	Gaz de France	35,225	1,777
	Cap Gemini SA	22,630	1,654
	Technip SA	18,335	1,515
	Hermes International	11,218	1,268
	CNP Assurances	8,207	1,049
	Air France	21,985	1,023
	Sodexho Alliance SA	13,812	988
	Publicis Groupe SA	20,400	901
	Neopost SA	6,097	892
	Safran SA	31,973	818
*	Thomson SA	42,107	805
	Klepierre	4,530	767
*	Atos Origin SA	11,703	731
	Valeo SA	13,246	711
	Thales SA	11,349	694

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Etablissements
	Economiques du Casino
	Guichard-Perrachon SA	6,794	687
*	Business Objects SA	16,537	646
	Societe Television Francaise 1	17,999	622
	Icade	7,422	572
	Dassault Systemes SA	8,703	549
	PagesJaunes SA	25,270	532
	Imerys SA	5,239	530
	Gecina SA	2,971	497
	Aeroports de Paris (ADP)	4,100	476
	Zodiac SA	5,969	459
	SCOR SA	12,325	335
	Societe des Autoroutes
	Paris-Rhin-Rhone	3,192	324
	Societe BIC SA	4,159	306
	M6 Metropole Television	5,568	181
			224,434
Germany (8.3%)
	Siemens AG	139,834	20,123
	Allianz AG	73,665	17,277
	E.On AG	102,823	17,265
	DaimlerChrysler
	AG (Registered)	152,624	14,120
	Deutsche Bank AG	85,820	12,491
	BASF AG	80,399	10,560
	Bayer AG	119,900	9,079
	Deutsche Telekom AG	467,497	8,642
	RWE AG	70,883	7,565
	SAP AG	141,541	7,277
	Muenchener
	Rueckversicherungs-
	Gesellschaft
	AG (Registered)	34,633	6,374
	Commerzbank AG	103,831	4,986
	Volkswagen AG	28,610	4,567
	Deutsche Post AG	124,859	4,057
	Deutsche Boerse AG	34,726	3,934
	ThyssenKrupp AG	61,166	3,643
	Continental AG	22,324	3,152
	Man AG	19,409	2,793
	Porsche AG	1,310	2,336
	Metro AG	27,531	2,286
	Linde AG	18,893	2,280
	Adidas AG	34,994	2,212
*	Infineon Technologies AG	129,391	2,149
	Volkswagen AG Pfd.	16,019	1,670
	Henkel KGaA	31,074	1,640
	Fresenius Medical Care AG	33,117	1,527
	Salzgitter AG	7,229	1,399

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Hypo Real Estate Holding AG	21,377	1,386
	Merck KGaA	9,275	1,278
	Deutsche Postbank AG	14,228	1,252
*	TUI AG	38,488	1,067
	Deutsche Lufthansa AG	36,958	1,037
	Beiersdorf AG	13,234	944
	Hochtief AG	8,184	892
	Celesio AG	12,617	820
	IVG Immobilien AG	18,310	714
	Solarworld AG	13,840	639
	RWE AG Pfd.	6,311	632
	Rheinmetall AG	6,594	614
	Wincor Nixdorf AG	5,806	536
	Douglas Holding AG	7,215	470
	Heidelberger
	Druckmaschinen AG	9,407	456
*	Qiagen NV	25,272	454
*	Karstadt Quelle AG	12,841	435
	Bilfinger Berger AG	4,886	434
	ProSieben Sat.1 Media AG	10,486	415
	Altana AG	16,870	407
	Suedzucker AG	16,860	375
	MLP AG	14,449	277
*	Premier AG	6,280	149
			191,087
Greece (0.7%)
	National Bank of Greece SA	64,176	3,654
	Alpha Credit Bank SA	67,728	2,123
	Hellenic Telecommunication
	Organization SA	53,202	1,649
	EFG Eurobank Ergasias	44,251	1,442
	Bank of Piraeus	37,993	1,384
	Greek Organization of
	Football Prognostics	36,892	1,304
	Coca-Cola Hellenic
	Bottling Co. SA	20,007	921
	Cosmote Mobile
	Communications SA	20,390	629
	Public Power Corp.	18,490	521
	Hellenic Petroleum SA	26,280	423
	Viohalco, Hellenic Copper &
	Aluminum Industry SA	24,250	375
	Hellenic Technodomiki Tev SA	28,696	375
	Titan Cement Co. SA	6,400	369
	Motor Oil (Hellas)

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Corinth Refineries SA	11,690	306
	Hellenic Exchanges SA	11,100	290
	Folli-Follie SA	6,390	259
			16,024
Hong Kong (1.7%)
	Hutchison Whampoa Ltd.	332,512	3,301
	Cheung Kong Holdings Ltd.	251,500	3,296
	Sun Hung Kai Properties Ltd.	231,064	2,780
	Hong Kong Exchanges &
	Clearing Ltd.	183,000	2,583
	Esprit Holdings Ltd.	148,972	1,893
	Hang Seng Bank Ltd.	133,043	1,800
	Swire Pacific Ltd. A Shares	145,588	1,620
	Boc Hong Kong
	Holdings Ltd.	654,500	1,558
	CLP Holdings Ltd.	224,932	1,510
	Li & Fung Ltd.	394,835	1,421
	Hang Lung Properties Ltd.	397,810	1,374
	Bank of East Asia Ltd.	240,949	1,355
	Hong Kong &
	China Gas Co., Ltd.	552,394	1,164
	Henderson Land
	Development Co. Ltd.	166,006	1,132
*	Foxconn International
	Holdings Ltd.	387,000	1,109
	New World
	Development Co., Ltd.	431,750	1,080
	Hong Kong Electric
	Holdings Ltd.	188,600	951
	Wharf Holdings Ltd.	236,215	943
	Kerry Properties Ltd.	100,000	628
	Sino Land Co.	275,000	573
	PCCW Ltd.	847,000	521
	Kingboard Chemical
	Holdings Ltd.	113,000	520
	Hopewell Holdings Ltd.	114,000	465
	Cathay Pacific Airways Ltd.	186,770	464
	Yue Yuen Industrial
	(Holdings) Ltd.	149,000	462
	Shui On Land Ltd.	485,500	436
	MTR Corp.	179,500	425
	Wing Hang Bank Ltd.	38,500	425
	Hysan Development Co., Ltd.	159,000	423
	Shangri-La Asia Ltd.	163,059	394
	Shun Tak Holdings Ltd.	252,000	371
	Tencent Holdings Ltd.	89,200	359
	ASM Pacific Technology Ltd.	47,000	340
	Hutchison
	Telecommunications

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	International Ltd.	264,000	340
	Techtronic
	Industries Co., Ltd.	209,000	279
	Giordano International Ltd.	545,000	269
	Orient Overseas
	International Ltd.	25,300	247
	Cheung Kong Infrastructure
	Holdings Ltd.	59,000	218
	Television Broadcasts Ltd.	29,000	204
	Tingyi Holding Corp.	100,350	117
*	Belle International
	Holdings Ltd.	105,000	116
	Johnson Electric
	Holdings Ltd.	200,998	112
	Melco International
	Development Corp.	55,000	82
			39,660
Ireland (0.8%)
	CRH PLC	89,939	4,445
	Allied Irish Banks PLC	147,718	4,035
	Bank of Ireland	154,982	3,131
*	Elan Corp. PLC	72,494	1,578
	Irish Life & Permanent PLC	37,932	958
	Kerry Group PLC A Shares	24,705	691
*	Grafton Group PLC	41,053	586
	Independent
	News & Media PLC	113,866	577
	C&C Group PLC	42,535	573
	DCC PLC	14,353	484
*	Ryanair Holdings PLC	70,564	471
	IAWS Group PLC	19,285	404
	Kingspan Group PLC	13,404	376
	Paddy Power PLC	9,665	301
	Greencore Group PLC	28,849	218
*	Total Produce PLC	100,000	104
			18,932
Italy (3.8%)
	Eni SpA	426,749	15,473
	Unicredito Italiano SpA	1,254,781	11,207
	Intesa Sanpaolo SpA	1,237,228	9,224
	Enel SpA	711,533	7,648
	Assicurazioni Generali SpA	173,093	6,940
	Telecom Italia SpA	1,770,132	4,846
	Fiat SpA	115,390	3,427
	Unione Di Banche
	Italiane ScpA	101,768	2,587
	Banco Popolare di Verona e
	Novara Scarl SpA	87,783	2,524
	Capitalia SpA	253,950	2,519

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Telecom Italia SpA RNC	1,027,840	2,278
	Mediobanca Banca di
	Credito Finanziaria SpA	86,003	1,954
	Mediaset SpA	134,590	1,390
	Banca Monte dei
	Paschi di Siena SpA	198,508	1,343
	Atlantia SpA	40,399	1,342
	Finmeccanica SpA	41,700	1,281
	Intesa Sanpaolo SpA Non
	Convertible Risp.	157,019	1,100
	Banca Popolare
	di Milano SpA	70,120	1,069
	Snam Rete Gas SpA	176,316	1,043
	Alleanza Assicurazioni SpA	79,008	1,033
	Parmalat SpA	213,762	904
	Terna SpA	236,671	816
*	Pirelli & C. Accomandita
	per Azioni SpA	561,955	668
	Luxottica Group SpA	17,005	661
	Fondiaria—Sai SpA	10,670	516
	Lottomatica SpA	12,479	495
	Seat Pagine Gialle SpA	817,938	490
	Autogrill SpA	22,086	467
	Mediolanum SpA	54,902	457
	Compagnia
	Assicuratrice Unipol SpA	98,018	336
	Mondadori
	(Arnoldo) Editore SpA	29,751	291
	Bulgari SpA	17,870	287
	Italcementi SpA	8,752	270
*	Parmalat Finanziaria SpA	34,147	—
			86,886
Japan (21.1%)
	Toyota Motor Corp.	444,187	28,013
	Mitsubishi UFJ
	Financial Group	1,318	14,521
	Mizuho Financial Group, Inc.	1,567	10,826
	Sumitomo Mitsui
	Financial Group, Inc.	1,085	10,119
	Canon, Inc.	171,033	10,030
	Honda Motor Co., Ltd.	258,300	9,379
	Takeda
	Pharmaceutical Co. Ltd.	138,494	8,947
	Sony Corp.	160,300	8,228
	Nippon Steel Corp.	952,970	6,704
	Tokyo Electric Power Co.	204,570	6,580
	Matsushita Electric
	Industrial Co., Ltd.	322,153	6,384
	Nintendo Co.	16,500	6,020

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Mitsubishi Corp.	225,850	5,918
JFE Holdings, Inc.	94,300	5,861
Nomura Holdings Inc.	280,800	5,454
Mitsubishi Estate Co., Ltd.	198,000	5,372
Millea Holdings, Inc.	126,400	5,197
Mitsui & Co., Ltd.	260,000	5,189
Shin-Etsu Chemical Co., Ltd.	68,700	4,905
East Japan Railway Co.	576	4,438
NTT DoCoMo, Inc.	2,718	4,299
Toshiba Corp.	484,000	4,217
Komatsu Ltd.	143,000	4,145
Nissan Motor Co., Ltd.	380,100	4,069
Mitsui Fudosan Co., Ltd.	143,000	4,008
Hitachi Ltd.	558,000	3,949
Astellas Pharma Inc.	90,614	3,941
Seven and
I Holdings Co., Ltd.	137,320	3,925
Sumitomo Metal
Industries Ltd.	648,000	3,810
Nippon Telegraph and
Telephone Corp.	859	3,801
Fuji Photo Film Co., Ltd.	81,500	3,643
Japan Tobacco, Inc.	721	3,554
Mitsubishi Heavy
Industries Ltd.	549,000	3,516
Fanuc Co., Ltd.	32,600	3,365
Sumitomo Corp.	182,000	3,318
Sharp Corp.	170,000	3,223
Denso Corp.	82,100	3,211
Daiichi Sankyo Co., Ltd.	118,863	3,154
Kansai Electric
Power Co., Inc.	131,350	3,106
KDDI Corp.	416	3,082
Chubu Electric Power Co.	113,900	3,022
Itochu Corp.	258,000	2,987
Mitsubishi Electric Corp.	319,000	2,955
Kyocera Corp.	27,400	2,911
Central Japan Railway Co.	268	2,828
Mitsui Sumitomo
Insurance Co.	206,880	2,654
Softbank Corp.	113,300	2,442
Murata
Manufacturing Co., Ltd.	32,000	2,408
Fujitsu Ltd.	322,000	2,372
Resona Holdings Inc.	982	2,346
Ricoh Co.	101,000	2,337
Daiwa Securities Group Inc.	219,000	2,328
Bridgestone Corp.	106,631	2,286
T & D Holdings, Inc.	33,140	2,238

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Mitsui OSK Lines Ltd.	162,000	2,197
Marubeni Corp.	264,000	2,172
Sumitomo Realty &
Development Co.	66,000	2,149
Kao Corp.	80,401	2,082
Hoya Corp.	62,200	2,063
TDK Corp.	20,900	2,023
Aeon Co., Ltd.	108,773	2,019
Kirin Brewery Co., Ltd.	134,000	2,004
Sumitomo Metal Mining Co.	92,000	1,994
Nippon Oil Corp.	213,000	1,978
Sumitomo Trust &
Banking Co., Ltd.	203,000	1,933
Asahi Glass Co., Ltd.	143,035	1,929
Sumitomo Electric
Industries Ltd.	127,000	1,891
Eisai Co., Ltd.	42,900	1,873
Tokyo Electron Ltd.	25,300	1,861
Sumitomo Chemical Co.	276,000	1,852
Mitsubishi Chemical
Holdings Corp.	198,500	1,822
Kyushu Electric
Power Co., Inc.	67,800	1,777
Tokyo Gas Co., Ltd.	373,000	1,769
Tohoku Electric Power Co.	76,300	1,712
Secom Co., Ltd.	35,500	1,675
Nippon Yusen
Kabushiki Kaisha Co.	182,000	1,669
NEC Corp.	317,400	1,634
Dai-Nippon Printing Co., Ltd.	109,000	1,627
Rohm Co., Ltd.	18,100	1,606
Kubota Corp.	198,000	1,601
Nippon Mining Holdings Inc.	159,000	1,521
Kobe Steel Ltd.	401,000	1,521
Sompo Japan Insurance Inc.	124,000	1,517
Nitto Denko Corp.	29,900	1,507
Olympus Corp.	38,000	1,483
Bank of Yokohama Ltd.	211,000	1,478
Daikin Industries Ltd.	40,100	1,461
West Japan Railway Co.	307	1,429
Toray Industries, Inc.	193,000	1,426
Yamada Denki Co., Ltd.	13,600	1,420
Keyence Corp.	6,471	1,414
Inpex Holdings, Inc.	149	1,391
Osaka Gas Co., Ltd.	372,000	1,382
SMC Corp.	10,300	1,369
Shiseido Co., Ltd.	64,000	1,366
Daiwa House
Industry Co., Ltd.	95,000	1,358

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Ibiden Co., Ltd.	20,600	1,329
Asahi Kasei Corp.	201,000	1,321
Konica Minolta
Holdings, Inc.	86,000	1,268
Sekisui House Ltd.	93,859	1,251
Tokyu Corp.	185,000	1,236
Chiba Bank Ltd.	138,000	1,223
Ajinomoto Co., Inc.	105,000	1,209
Aisin Seiki Co., Ltd.	32,200	1,181
Nikon Corp.	42,000	1,170
NGK Insulators Ltd.	47,000	1,154
Asahi Breweries Ltd.	72,900	1,131
Terumo Corp.	29,200	1,128
Toppan Printing Co., Ltd.	102,000	1,096
Nippon Electric
Glass Co., Ltd.	61,500	1,084
Omron Corp.	41,200	1,081
Shinsei Bank, Ltd.	266,014	1,075
Electric Power
Development Co., Ltd.	27,040	1,075
NTT Data Corp.	222	1,053
Advantest Corp.	24,000	1,045
Dentsu Inc.	368	1,043
Hankyu Corp.	192,304	1,015
Shizuoka Bank Ltd.	98,000	994
JS Group Corp.	48,812	990
Yahoo Japan Corp.	2,906	985
Mitsui Trust Holding Inc.	110,100	958
Yamaha Motor Co., Ltd.	32,800	952
Mitsui Chemicals, Inc.	124,000	942
Sumitomo Heavy
Industries Ltd.	83,000	938
Japan Steel Works Ltd.	61,513	936
Nikko Securities Co., Ltd.	70,587	921
Nidec Corp.	15,600	915
Makita Corp.	20,000	891
Tokyu Land Corp.	83,000	883
Leopalace21 Corp.	25,400	868
Sumco Corp.	17,060	855
Credit Saison Co., Ltd.	32,600	849
Kintetsu Corp.	280,190	844
Kawasaki Kisen Kaisha Ltd.	69,000	842
Kawasaki Heavy
Industries Ltd.	201,000	820
Matsushita
Electric Works, Ltd.	64,000	818
Chugai
Pharmaceutical Co., Ltd.	45,500	818
Shionogi & Co., Ltd.	50,000	815

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Mitsubishi Materials Corp.	148,000	807
	Hokkaido Electric
	Power Co., Ltd.	37,100	805
	Nisshin Steel Co.	172,000	785
	Nippon Express Co., Ltd.	136,000	773
	Keio Electric
	Railway Co., Ltd.	116,000	772
	Toyota Tsusho Corp.	33,293	770
	Daito Trust
	Construction Co., Ltd.	15,900	757
*	Fukuoka Financial Group, Inc.	114,000	754
	Hirose Electric Co., Ltd.	5,700	750
	NSK Ltd.	72,000	744
	Odakyu Electric Railway Co.	120,000	740
	Takefuji Corp.	21,680	729
	Yamato Holdings Co., Ltd.	51,000	721
	Ishikawajima-Harima
	Heavy Industries Co.	195,000	711
	Shimizu Corp.	121,000	701
	Tokyo Tatemono Co., Ltd.	56,000	697
	Joyo Bank Ltd.	111,000	690
	NTN Corp.	79,000	681
	Tobu Railway Co., Ltd.	149,000	674
*	Elpida Memory Inc.	15,300	672
	Sapporo Hokuyo Holdings, Inc.	60	661
	Taisei Corp.	191,000	646
	NGK Spark Plug Co.	37,000	643
	Taisho Pharmaceutical Co.	32,000	635
	Nomura
	Research Institute, Ltd.	21,500	632
	Hokuhoku
	Financial Group, Inc.	191,100	618
	Toyo Seikan Kaisha Ltd.	31,900	617
	Showa Denko K.K.	170,000	615
	Kyowa Hakko Kogyo Co.	65,000	613
	OJI Paper Co., Ltd.	126,000	613
	Citizen Watch Co., Ltd.	67,900	612
	Nissin Food
	Products Co., Ltd.	18,000	603
	SBI Holdings, Inc.	1,875	595
	Nippon Paper Group, Inc.	177	589
	Mitsubishi
	Securities Co., Ltd.	52,000	583
	Takashimaya Co.	45,860	579
	Oriental Land Co., Ltd.	11,000	574
	Namco Bandai Holdings Inc.	35,600	562
	NOK Corp.	26,500	559
	Yamaha Corp.	26,900	559
	Casio Computer Co.	35,800	558

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Mitsubishi Gas Chemical Co.	61,000	557
TonenGeneral Sekiyu K.K.	57,000	556
JSR Corp.	22,900	553
Amada Co., Ltd.	44,000	550
Taiheiyo Cement Corp.	124,000	548
Fast Retailing Co., Ltd.	7,700	548
Keihin Electric Express
Railway Co., Ltd.	83,000	548
Shinko Securities Co., Ltd.	105,000	542
Teijin Ltd.	98,000	536
Stanley Electric Co.	24,500	532
Ohbayashi Corp.	97,000	528
Kuraray Co., Ltd.	45,000	527
Showa Shell Sekiyu K.K.	42,500	527
Kajima Corp.	126,000	527
Gunma Bank Ltd.	78,000	524
Sojitz Holdings Corp.	116,000	518
Seiko Epson Corp.	17,800	515
Bank of Kyoto Ltd.	43,000	515
Marui Co., Ltd.	40,700	514
Acom Co., Ltd.	14,170	508
Tokuyama Corp.	39,000	507
THK Co., Inc.	20,200	506
Mitsubishi Rayon Co., Ltd.	71,000	506
Toho Co., Ltd.	27,900	505
Uni-Charm Corp.	8,900	505
Tanabe Seiyaku Co., Ltd.	42,000	499
Kaneka Corp.	59,000	494
77 Bank Ltd.	76,000	493
Sankyo Co., Ltd.	11,600	488
JGC Corp.	26,000	487
Fuji Electric Holdings Co., Ltd.	96,000	487
Furukawa Electric Co.	88,000	486
Taiyo Yuden Co., Ltd.	21,000	486
Yakult Honsha Co., Ltd.	19,200	485
Kikkoman Corp.	32,000	475
Aiful Corp.	16,500	474
Nippon Meat Packers, Inc.	39,000	472
JTEKT Corp.	26,100	471
Trend Micro Inc.	14,500	468
All Nippon Airways Co., Ltd.	123,000	468
Uny Co., Ltd.	39,000	462
Mitsui Engineering &
Shipbuilding Co., Ltd.	86,000	459
Isetan Co.	27,800	457
Japan Petroleum
Exploration Co., Ltd.	6,405	452
Promise Co., Ltd.	14,567	449
CSK Corp.	12,400	437

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Toto Ltd.	50,000	433
	Tosoh Corp.	78,000	433
	Nomura Real
	Estate Holdings Inc.	13,300	432
	The Suruga Bank, Ltd.	34,000	428
	Mitsubishi Logistics Corp.	26,000	428
	AEON Mall Co., Ltd.	13,900	427
	Nisshin Seifun Group Inc.	42,900	424
	Chiyoda Corp.	22,000	419
	Yokogawa Electric Corp.	31,000	416
	Lawson Inc.	12,000	415
	Toyoda Gosei Co., Ltd.	14,400	406
	Shimamura Co., Ltd.	3,800	406
	Shimano, Inc.	11,700	401
	Kamigumi Co., Ltd.	46,000	399
	Sega Sammy Holdings Inc.	24,488	396
	Susuken Co., Ltd.	12,660	395
	Sekisui Chemical Co.	51,000	394
	Daimaru, Inc.	33,000	394
*	Sanyo Electric Co., Ltd.	240,000	393
	Santen
	Pharmaceutical Co., Ltd.	16,100	392
	Nisshinbo Industries, Inc.	28,000	391
	Nitori Co., Ltd.	7,800	389
	Meiji Seika Kaisha Ltd.	85,000	389
	Canon Sales Co. Inc.	19,000	389
	Rakuten, Inc.	1,154	388
	Keisei Electric
	Railway Co., Ltd.	66,000	386
	Pioneer Corp.	28,300	385
	Mitsui Mining &
	Smelting Co., Ltd.	82,000	383
	Hitachi Construction
	Machinery Co.	11,000	382
	SBI E*Trade
	Securities Co., Ltd.	353	374
	Fujikura Ltd.	50,000	371
	Hino Motors, Ltd.	62,000	371
	Hakuhodo DY Holdings Inc.	5,600	370
	The Nishi-Nippon
	City Bank, Ltd.	98,000	359
	Sumitomo Rubber
	Industries Ltd.	30,000	358
*	Japan Airlines System Co.	189,000	356
	Obic Co., Ltd.	1,800	356
	Toyobo Ltd.	124,000	355
	Kurita Water Industries Ltd.	11,100	348
	Sumitomo Titanium Corp.	3,714	347
	Rinnai Corp.	11,100	346

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	JAFCO Co., Ltd.	7,500	345
	Onward Kashiyama Co., Ltd.	27,000	345
	Dowa Mining Co. Ltd.	32,000	341
	Tokai Rika Co., Ltd.	12,400	339
	Coca-Cola West
	Japan Co., Ltd.	14,500	337
	Benesse Corp.	11,500	333
	Dai-Nippon Ink &
	Chemicals, Inc.	86,000	332
	Mabuchi Motor Co.	5,400	331
	Sumitomo Bakelite Co. Ltd.	47,000	329
	Aeon Credit Service Co. Ltd.	20,610	327
	Mitsukoshi, Ltd.	65,000	325
	House Foods Industry Corp.	21,000	322
	Mitsumi Electric Co., Ltd.	8,900	319
	Otsuka Corp.	3,360	319
	Asatsu-DK Inc.	9,400	319
	Ube Industries Ltd.	103,000	317
*	Haseko Corp.	106,922	316
	Ushio Inc.	14,000	311
	Dai-Nippon Screen
	Manufacturing Co., Ltd.	40,000	302
	The Hachijuni Bank Ltd.	42,600	300
	ZEON Corp.	28,000	298
	Oracle Corp. Japan	6,700	296
	Denki Kagaku Kogyo K.K.	64,000	288
	Nippon Shokubai Co., Ltd.	32,000	284
	Wacoal Corp.	23,000	284
	The Hiroshima Bank, Ltd.	51,200	284
	MEDICEO Holdings Co., Ltd.	18,500	283
	Alps Electric Co., Ltd.	28,000	280
	Shimachu Co.	10,400	280
	Asics Corp.	22,596	279
	Seino Transportation Co., Ltd.	29,000	275
	Glory Ltd.	12,500	274
	Yamazaki Baking Co., Ltd.	32,000	273
	Shinko Electric
	Industries Co., Ltd.	12,573	271
	OSG Corp.	19,541	269
*	K.K. DaVinci Advisors	308	269
	Circle K Sunkus Co., Ltd.	15,100	264
	Matsui Securities Co., Ltd.	29,500	263
	EDION Corp.	20,114	261
	NHK Spring Co.	27,000	260
	Idemitsu Kosan Co. Ltd.	2,309	258
	Hitachi Chemical Co., Ltd.	11,400	258
	Central Glass Co., Ltd.	46,000	257

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Aderans Co. Ltd.	12,200	257
	Fuji Television Network, Inc.	126	254
	Kokuyo Co., Ltd.	21,600	253
	FamilyMart Co., Ltd.	9,500	250
	Daifuku Co., Ltd.	18,000	248
	Nippon Sheet Glass Co., Ltd.	54,000	247
	Konami Corp.	10,700	246
	Toda Corp.	46,000	245
	Sanwa Shutter Corp.	42,000	244
	Kose Corp.	8,320	236
	Diamond Lease Co., Ltd.	5,230	235
	Kinden Corp.	27,000	234
	Ebara Corp.	51,000	234
	Nippon Sanso Corp.	30,000	232
	Hitachi Capital Corp.	15,000	229
	Daido Steel Co., Ltd.	33,000	225
	Hankyu
	Department Stores, Inc.	21,000	224
	Gunze Ltd.	38,000	222
	Nippon Kayaku Co., Ltd.	28,000	222
	Nissan Chemical
	Industries, Ltd.	18,000	212
	Minebea Co., Ltd.	37,000	209
	Nishimatsu Construction Co.	59,000	208
	Q.P. Corp.	21,400	206
	Ito En, Ltd.	6,200	204
	Sapporo Holdings Ltd.	32,000	203
	Aoyama Trading Co., Ltd.	6,600	203
	TIS Inc.	8,400	193
	Kansai Paint Co., Ltd.	22,000	192
	Tokyo Broadcasting
	System, Inc.	6,200	190
	Daicel Chemical
	Industries Ltd.	29,000	189
	Itochu Techno-Science Corp.	4,800	188
	Comsys Holdings Corp.	16,000	185
	Toyo Suisan Kaisha, Ltd.	10,000	180
	Ryohin Keikaku Co., Ltd.	2,900	180
	USS Co., Ltd.	2,780	177
*	Jupiter Telecommunications
	Co., Ltd.	211	174
	Yaskawa Electric Corp.	15,000	170
*	NEC Electronics Corp.	6,400	168
	Komori Corp.	7,000	164
	Okuma Corp.	10,373	164
*	Oki Electric Industry Co. Ltd.	86,000	160
	Hikari Tsushin, Inc.	3,800	160
	Meiji Dairies Corp.	25,000	159
	Sanken Electric Co., Ltd.	16,000	155

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Alfresa Holdings Corp.	2,200	154
*	Access Co., Ltd.	50	151
	eAccess Ltd.	251	150
	Nichirei Corp.	29,000	149
	Tokyo Steel
	Manufacturing Co.	9,200	144
	Takara Holdings Inc.	20,000	133
	Round One Corp.	73	133
	Hitachi Cable Ltd.	22,000	129
	Hitachi
	High-Technologies Corp.	4,851	126
	Meitec Corp.	4,300	123
	Nippon Light Metal Co.	46,000	120
	Sumitomo Osaka
	Cement Co., Ltd.	45,000	119
*	The Goodwill Group, Inc.	331	114
	Okumura Corp.	21,000	107
	Autobacs Seven Co., Ltd.	3,200	100
	Matsumotokiyoshi Co., Ltd.	4,500	99
	Toho Titanium Co., Ltd.	2,022	82
	Fuji Soft ABC Inc.	3,200	75
	Tokyo Seimitsu Co., Ltd.	1,904	74
	Toyota Boshoku Corp.	2,200	56
	Park24 Co., Ltd.	4,222	42
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	32,000	17
	Tokyo Style Co.	900	10
	ARRK Corp.	43	—
			483,420
Netherlands (4.0%)
	ING Groep NV	308,815	13,592
	ABN-AMRO Holding NV	292,493	13,411
	Arcelor Mittal	145,295	9,081
	Unilever NV	274,646	8,523
	Koninklijke (Royal) Philips
	Electronics NV	187,714	7,955
	Koninklijke KPN NV	318,302	5,281
	Aegon NV	233,329	4,592
	Akzo Nobel NV	46,130	3,982
	TNT NV	70,724	3,193
*	Koninklijke Ahold NV	243,847	3,059
	Heineken NV	39,302	2,304
	Reed Elsevier NV	118,629	2,255
*	ASML Holding NV	78,205	2,149
	European Aeronautic
	Defence and Space Co.	51,557	1,673
	Wolters Kluwer NV	42,137	1,285
	Rodamco Europe NV	9,616	1,279
	Koninklijke DSM NV	25,889	1,275

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Koninklijke Numico NV	23,521	1,222
	Vedior NV	32,430	969
	Fugro NV	11,796	747
	SBM Offshore NV	18,528	707
	Corio NV	8,649	677
	Wereldhave NV	4,333	604
	Randstad Holding NV	7,573	599
	Hagemeyer NV	107,005	551
	Oce NV	19,479	380
	Corporate Express	24,462	375
			91,720
New Zealand (0.2%)
	Telecom Corp. of
	New Zealand Ltd.	334,877	1,175
	Fletcher Building Ltd.	90,140	859
	Auckland International
	Airport Ltd.	186,250	471
	Contact Energy Ltd.	62,814	436
	Sky City
	Entertainment Group Ltd.	84,407	331
	Fisher & Paykel Appliances
	Holdings Ltd.	82,350	221
	Vector Ltd.	103,077	216
	Fisher & Paykel
	Healthcare Corp. Ltd.	74,048	192
	Sky Network Television Ltd.	42,839	186
			4,087
Norway (1.0%)
	Norsk Hydro ASA	112,190	4,303
	Statoil ASA	104,536	3,243
	Orkla ASA	144,139	2,718
	Telenor ASA	133,926	2,618
	DnB NOR ASA	131,680	1,694
	Yara International ASA	35,752	1,072
*	Renewable Energy Corp. AS	22,374	867
*	SeaDrill Ltd.	38,759	831
	Acergy SA	34,455	776
	Petroleum Geo-Services ASA	26,220	655
	Storebrand ASA	41,200	638
	Tandberg ASA	26,900	600
	Prosafe ASA	35,155	562
	Norske Skogindustrier ASA	35,814	515
	Aker Kvaerner ASA	19,585	496
	Schibsted ASA	9,980	456
	Frontline Ltd.	9,560	439
*	Marine Harvest	372,305	402
*	TGS Nopec Geophysical Co.
	ASA	16,641	340
	Tomra Systems ASA	23,800	208

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Stolt-Nielsen SA	5,147	171
*	Det Norske Oljeselskap (DNO)
ASA	56,440	118
* Ocean Rig ASA	6,837	51
		23,773
Portugal (0.4%)
Banco Comercial Portugues
SA	360,716	2,016
Portugal Telecom SGPS SA	133,884	1,851
Electricidade de Portugal SA	319,713	1,768
Banco Espirito Santo SA	37,991	847
Brisa-Auto Estradas
de Portugal SA	48,011	645
Sonae SGPS SA	172,534	490
Cimpor-Cimento
de Portugal SA	51,319	485
Banco BPI SA	49,771	443
* Sonae Industria—SGPS SA	21,035	306
PT Multimedia-Servicos
de Telecomunicacoes
e Multimedia, SGPS, SA	10,936	176
Jeronimo Martins, SGPS, SA	13,740	81
		9,108
Singapore (1.2%)
United Overseas Bank Ltd.	206,504	2,969
DBS Group Holdings Ltd.	194,082	2,892
Singapore
Telecommunications Ltd.	1,277,290	2,841
Oversea-Chinese
Banking Corp., Ltd.	428,300	2,560
Capitaland Ltd.	274,000	1,452
Keppel Corp., Ltd.	147,276	1,205
Singapore Airlines Ltd.	91,751	1,128
City Developments Ltd.	96,000	1,085
Singapore Exchange Ltd.	155,000	994
Singapore Press
Holdings Ltd.	299,250	907
Sembcorp Industries Ltd.	183,660	685
Singapore Technologies
Engineering Ltd.	284,906	671
Fraser & Neave Ltd.	175,650	626
Keppel Land Ltd.	86,000	493
Venture Corp. Ltd.	48,000	492
Neptune Orient Lines Ltd.	140,000	485
United Overseas Land Ltd.	126,750	482
Cosco Corp. Singapore Ltd.	183,000	447
Parkway Holdings Ltd.	166,200	435
Wing Tai Holdings Ltd.	166,000	432
SembCorp Marine Ltd.	134,000	430

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	ComfortDelGro Corp. Ltd.	297,000	423
	Allgreen Properties Ltd.	235,681	323
	Singapore Land Ltd.	43,000	320
	SMRT Corp. Ltd.	244,000	314
	Olam International Ltd.	152,000	307
	Noble Group Ltd.	268,000	302
	Singapore Post Ltd.	356,000	296
	Singapore Petroleum Co. Ltd.	64,000	241
	Jardine Cycle N Carriage Ltd.	14,037	144
*	Chartered Semiconductor
	Manufacturing Ltd.	152,398	134
	Want Want Holdings Ltd.	46,000	106
			26,621
Spain (4.0%)
	Banco Santander
	Central Hispano SA	1,011,840	18,600
	Telefonica SA	720,126	16,026
	Banco Bilbao
	Vizcaya Argentaria SA	574,400	14,047
	Iberdrola SA	141,205	7,884
	Endesa SA	106,761	5,810
	Repsol YPF SA	126,751	5,018
	Banco Popular Espanol SA	145,050	2,699
	Altadis SA	39,529	2,612
	ACS, Actividades de
	Contruccion y Servisios, SA	36,715	2,334
	Industria de Diseno Textil SA	36,957	2,175
	Gas Natural SDG SA	27,263	1,656
	Acciona SA	5,137	1,398
	Abertis Infraestructuras SA	38,548	1,195
	Gamesa Corporacion
	Tecnologica, SA	26,867	972
	Union Fenosa SA	17,329	925
	Grupo Ferrovial, SA	8,455	831
	Sacyr Vallehermoso SA	16,412	787
	Fomento de
	Construc y Contra SA	7,495	674
	Acerinox SA	27,296	666
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	39,315	625
	Corporacion Mapfre SA	120,932	598
	Gestevision Telecinco SA	21,075	596
	Zardoya Otis SA	13,038	511
	Iberia (Linea Aerea Espana)	91,967	458
*	Sogecable SA	9,429	394
	Ebro Puleva SA	16,206	348
	Sociedad General de
	Aguas de Barcelona SA	9,140	335

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Indra Sistemas, SA	13,384	334
	Promotora de Informaciones
	SA	14,190	311
*	Antena 3 Television	13,306	277
*	Zeltia SA	14,509	136
			91,232
Sweden (2.7%)
	Telefonaktiebolaget
	LM Ericsson AB Class B	2,380,215	9,494
	Nordea Bank AB	342,174	5,344
	Hennes & Mauritz
	AB B Shares	80,146	4,739
	Volvo AB B Shares	183,350	3,645
	Sandvik AB	162,516	3,275
	Skandinaviska
	Enskilda Banken
	AB A Shares	77,924	2,509
	TeliaSonera AB	340,497	2,498
	Svenska Handelsbanken
	AB A Shares	83,070	2,323
	Atlas Copco AB A Shares	118,714	1,977
	Volvo AB A Shares	84,760	1,736
	Svenska Cellulosa
	AB B Shares	99,630	1,666
	Scania AB B Shares	64,986	1,585
	SKF AB B Shares	74,280	1,554
	Skanska AB B Shares	68,268	1,462
	Assa Abloy AB	58,000	1,276
	Atlas Copco AB B Shares	76,680	1,199
	Electrolux AB Series B	48,236	1,142
	Alfa Laval AB	18,000	1,085
	Swedish Match AB	52,731	1,017
	SSAB Svenskt Stal
	AB Series A	21,951	897
	Securitas AB B Shares	56,540	895
	Boliden AB	39,079	810
	Tele2 AB B Shares	48,688	794
	Modern Times Group
	AB B Shares	8,650	558
	OMX AB	18,660	556
	Husqvarna AB B Shares	37,036	524
	Holmen AB	11,696	494
	Nobia AB	36,703	457
	Castellum AB	37,728	454
	Getinge AB B Shares	21,000	452
	Eniro AB	33,500	425
	Fabege AB	37,330	409
	Kungsleden AB	32,256	401
	Trelleborg AB B Shares	14,420	397

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Oriflame Cosmetics SA	7,807	366
	D. Carnegie & Co. AB	17,900	312
	Axfood AB	8,800	311
*	Lundin Petroleum AB	27,000	269
	SSAB Svenskt Stal
	AB Series B	6,966	264
*	SAS AB	9,375	216
	Wihlborgs Fastigheter AB	11,680	206
	Elekta AB B Shares	9,600	166
	Billerud Aktiebolag	9,900	150
	Securitas Systems
	AB B Shares	42,340	144
	Hoganas AB B Shares	4,800	143
*	Securitas Direct AB B Shares	42,340	114
			60,710
Switzerland (6.6%)
	Nestle SA (Registered)	65,085	24,731
	Novartis AG (Registered)	378,735	21,262
	Roche Holdings AG	113,738	20,153
	UBS AG	328,496	19,645
	Credit Suisse Group
	(Registered)	181,125	12,858
	ABB Ltd.	345,617	7,793
	Zurich Financial Services AG	23,416	7,239
	Swiss Re (Registered)	56,255	5,130
	Cie. Financiere Richemont AG	81,953	4,898
	Holcim Ltd. (Registered)	34,373	3,712
	Syngenta AG	17,661	3,443
	Adecco SA (Registered)	19,779	1,530
	Swatch Group AG (Bearer)	5,313	1,509
	Swisscom AG	4,102	1,402
	Swiss Life Holding	4,813	1,269
	Geberit AG	7,140	1,217
	Givaudan SA	1,214	1,197
	Nobel Biocare Holding AG	3,590	1,172
	SGS Societe Generale de
	Surveillance Holding
	SA (Registered)	864	1,022
	Synthes, Inc.	8,417	1,009
	Phonak Holding AG	9,076	814
	Sulzer AG (Registered)	601	777
*	Logitech International SA	28,961	770
	Clariant AG	45,355	734
	Kuehne &
	Nagel International AG	6,709	618
*	OC Oerlikon Corp AG	1,152	611
	Lonza AG (Registered)	6,337	581
	Schindler Holding AG	8,284	550
	PSP Swiss Property AG	9,719	545

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
CIBA Specialty Chemicals
AG (Registered)	8,131	528
Rieter Holding AG	956	500
Straumann Holding AG	1,717	481
Swatch Group
AG (Registered)	7,181	406
Kudelski SA	6,651	233
Kuoni Reisen Holding
AG (Registered)	321	193
UBS AG (New York Shares)	1,482	89
		150,621
United Kingdom (23.0%)
BP PLC	3,126,402	37,618
HSBC Holdings PLC	1,891,829	34,640
Vodafone Group PLC	8,579,855	28,749
GlaxoSmithKline PLC	935,141	24,360
Royal Dutch Shell PLC
Class A
(Amsterdam Shares)	499,582	20,332
Royal Bank of
Scotland Group PLC	1,547,479	19,581
Royal Dutch Shell
PLC Class B	454,434	18,944
Barclays PLC	1,073,688	14,938
Anglo American PLC	239,617	14,068
AstraZeneca Group PLC	245,705	13,168
Rio Tinto PLC	163,823	12,533
HBOS PLC	608,091	11,961
Tesco PLC	1,275,890	10,675
BHP Billiton PLC	382,077	10,614
Lloyds TSB Group PLC	929,119	10,328
Diageo PLC	439,366	9,132
BT Group PLC	1,369,487	9,115
BG Group PLC	548,924	8,998
British American Tobacco
PLC	254,044	8,664
Unilever PLC	207,996	6,716
National Grid Transco PLC	453,359	6,689
Aviva PLC	424,750	6,305
Xstrata PLC	97,428	5,800
Prudential PLC	397,813	5,663
Reckitt Benckiser PLC	100,913	5,525
Imperial Tobacco Group PLC	112,238	5,175
Centrica PLC	612,721	4,760
Cadbury Schweppes PLC	341,655	4,637
BAE Systems PLC	566,063	4,568
Scottish & Southern Energy
PLC	146,316	4,242
Royal Dutch Shell

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
PLC Class A	97,643	3,975
SABMiller PLC	142,453	3,607
Man Group PLC	296,445	3,606
Marks & Spencer Group
PLC	269,361	3,383
Legal & General Group
PLC	1,107,520	3,323
Rolls-Royce Group PLC	295,926	3,186
Old Mutual PLC	883,910	2,979
Land Securities Group PLC	80,626	2,808
J. Sainsbury PLC	235,347	2,751
WPP Group PLC	182,968	2,737
Wolseley PLC	112,832	2,708
Reed Elsevier PLC	192,975	2,494
British Land Co., PLC	90,236	2,415
Reuters Group PLC	192,999	2,406
Standard Life PLC	363,094	2,397
Hanson Building Materials
PLC	110,055	2,374
Pearson PLC	132,993	2,240
Imperial Chemical Industries
PLC	177,920	2,213
British Sky
Broadcasting Group PLC	171,059	2,193
International Power PLC	254,968	2,192
United Utilities PLC	151,886	2,158
Compass Group PLC	311,820	2,153
Experian Group Ltd.	169,504	2,133
British Energy Group PLC	181,146	1,954
3i Group PLC	80,457	1,873
Kingfisher PLC	410,946	1,861
Scottish & Newcastle PLC	138,757	1,779
Smith & Nephew PLC	136,264	1,688
Amvescap PLC	129,520	1,669
Next PLC	40,773	1,637
Capita Group PLC	111,868	1,624
ITV PLC	668,647	1,526
Royal & Sun Alliance
Insurance Group PLC	524,435	1,526
Smiths Group PLC	64,319	1,525
Cable and Wireless PLC	385,426	1,497
Hammerson PLC	51,362	1,471
Carnival PLC	30,757	1,470
Home Retail Group	157,759	1,447
Enterprise Inns PLC	98,158	1,352
Yell Group PLC	134,959	1,247
Resolution PLC	96,931	1,213
Severn Trent PLC	43,357	1,197
Liberty International PLC	49,142	1,124

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Segro PLC	89,836	1,121
	Friends Provident PLC	307,698	1,101
	InterContinental
	Hotels Group PLC	44,332	1,101
	Whitbread PLC	31,032	1,097
	DSG International PLC	345,604	1,095
	Burberry Group PLC	79,080	1,083
	Rentokil Initial PLC	333,935	1,072
	Mitchells & Butlers PLC	59,558	1,046
	Johnson Matthey PLC	30,754	1,040
	Persimmon PLC	44,554	1,030
	Rexam PLC	101,570	1,012
	GKN PLC	126,697	1,009
*	Invensys PLC	126,084	960
	ICAP PLC	95,007	936
	Ladbrokes PLC	107,378	928
	Punch Taverns PLC	37,210	913
	Kelda Group PLC	48,320	911
	The Sage Group PLC	193,564	907
	Bunzl PLC	65,327	904
*	British Airways PLC	105,154	879
	Inchcape PLC	86,828	866
	Tomkins PLC	166,001	862
	Investec PLC	64,029	822
	Daily Mail and
	General Trust PLC	51,991	795
	IMI PLC	66,862	792
	FirstGroup PLC	58,925	783
	Hays PLC	228,327	780
	Meggitt PLC	126,435	777
	Barratt Developments PLC	38,844	770
	ARM Holdings PLC	262,964	769
	Balfour Beatty PLC	87,009	767
	George Wimpey PLC	76,050	761
	Tate & Lyle PLC	65,012	738
	Group 4 Securicor PLC	174,386	735
	Provident Financial PLC	52,347	733
	Taylor Woodrow PLC	100,509	724
	Cobham PLC	177,468	722
	United Business Media PLC	45,170	715
	London Stock Exchange PLC	25,992	703
	William Hill PLC	55,450	681
	Kesa Electricals PLC	108,201	679
*	Charter PLC	30,599	675
	EMAP PLC	40,543	665
	BP PLC ADR	9,184	663
	Schroders PLC	25,683	656
	Serco Group PLC	70,937	639
	Cattles PLC	77,443	607

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Trinity Mirror PLC	56,023	591
	EMI Group PLC	109,604	587
	LogicaCMG PLC	191,260	580
	Amec PLC	46,300	543
	Travis Perkins PLC	14,182	538
	Great Portland Estates PLC	39,605	525
	Signet Group PLC	250,538	523
	National Express Group PLC	23,846	508
	BBA Aviation PLC	93,178	506
	Cookson Group PLC	34,817	493
*	The Berkeley
	Group Holdings PLC	13,604	483
	Electrocomponents PLC	91,870	482
	Close Brothers Group PLC	27,640	475
	Intertek Testing Services PLC	23,736	466
	Bellway PLC	18,332	462
	First Choice Holidays PLC	70,436	447
	De La Rue Group PLC	28,071	437
	Tullett Prebon PLC	47,667	426
	Bovis Homes Group PLC	21,511	384
	Arriva PLC	27,388	376
	Michael Page International
	PLC	35,619	374
	Stagecoach Group PLC	101,299	369
*	CSR PLC	23,258	364
	FKI PLC	139,806	352
	Aggreko PLC	29,981	343
*	Thomas Cook Group PLC	51,745	337
	Aegis Group PLC	118,779	326
	Premier Farnell PLC	79,136	316
	Carphone Warehouse PLC	46,278	304
	Biffa PLC	54,636	296
	Rank Group PLC	74,184	277
	Misys PLC	59,036	276
	The Davis Service Group PLC	20,506	255
*	PartyGaming PLC	325,583	200
	SSL International PLC	20,805	182
*	Galiform PLC	64,913	177
	WPP Group PLC ADR	2,004	150
			526,363
Total Common Stocks
(Cost $1,483,538)			2,281,837
Other Assets and Liabilities (0.3%)
Other Assets—Note B			26,360
Liabilities			(19,228)
			7,132
Net Assets (100%)			2,288,969

Tax-Managed International Fund

At June 30, 2007, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	1,515,986
Undistributed Net Investment Income	37,552
Accumulated Net Realized Losses	(63,017)
Unrealized Appreciation
Investment Securities	798,299
Foreign Currencies	149
Net Assets	2,288,969

Investor Shares—Net Assets
Applicable to 123,144,060 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,933,596
Net Asset Value Per Share—
Investor Shares	$15.70

Institutional Shares—Net Assets
Applicable to 22,611,675 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	355,373
Net Asset Value Per Share—
Institutional Shares	$15.72

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F872 082007

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 13, 2007

VANGUARD TAX-MANAGED FUNDS
BY:
(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: August 13, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.